UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  February 28, 2019
Schwab Taxable Bond Funds

Schwab Treasury Inflation
Protected Securities Index Fund
Schwab U.S. Aggregate
Bond Index Fund
Schwab Short-Term
Bond Index Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically as described below.
If you would like to continue to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request: (1) by contacting your financial intermediary, if you invest through a financial intermediary; or (2) if you invest directly with a fund, by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action. If you do not receive shareholder reports and other fund documents electronically but would like to do so, contact your financial intermediary or, if you invest directly with the funds, call 1-800-407-0256.

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Three ways for investors to include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 28, 2019
Schwab Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	-0.15%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)	-0.16%
Fund Category: Morningstar Inflation Protected Bond[1]	-0.27%
Performance Details	page 8

Schwab U.S. Aggregate Bond Index Fund (Ticker Symbol: SWAGX)	2.00%
Bloomberg Barclays US Aggregate Bond Index	1.99%
Fund Category: Morningstar Intermediate-Term Bond[1]	1.81%
Performance Details	page 9

Schwab Short-Term Bond Index Fund (Ticker Symbol: SWSBX)	1.91%
Bloomberg Barclays US Government/Credit 1-5 Year Index	1.94%
Fund Category: Morningstar Short-Term Bond[1]	1.44%
Performance Details	page 10
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the funds. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
The past six months was not an easy period for stock or bond investors. While stocks plunged late last year only to recover in the first few months of 2019, bond prices were nearly as volatile, driven by changing expectations around Federal Reserve interest rate policy. Early in the reporting period, the common view among economists was that the Federal Reserve would raise rates three times in 2019. By the end of 2018, the prevailing sentiment has been that they might not raise rates at all this year.
As investors, we can’t base our long-term investing strategy around such short-term prognostications, and we can’t know what the economic data that will influence Federal Reserve rate policies will show in coming months and years. Bond prices are also subject to many other factors, including issuers’ ability to repay and the performance of riskier assets such as stocks.
At Charles Schwab Investment Management, we often talk about the importance of diversification. But, we also recognize that maintaining a long-term perspective and setting aside emotions can be tough when market conditions become challenging. We seek to provide the products that investors can use to achieve their long-term financial goals—and to help weather the market volatility that may come along the way.
For more than 25 years, we have focused on offering a straightforward set of investment products, without unnecessary complexity and cost. The Schwab Taxable Bond Funds are an important part of that approach. Whether you are looking to capture the performance of the total U.S. investment grade bond market, short-term bonds, or inflation-protected securities, the Schwab Taxable Bond Funds are designed to be part of the foundation of a diversified portfolio—seeking to provide a convenient way to gain exposure to a broad universe of bonds that vary by issuer and time horizon.
No matter how you choose to invest with us, we believe you’re going to find solutions to your investing needs. Charles Schwab Investment Management has become one of the nation’s leading asset managers not by offering more choices than our competitors, but by providing carefully developed products that can help simplify decision-making. This is a cornerstone of our investing philosophy—and will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As Chief Executive Officer for over eight years,

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
From the President (continued)

“ On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement.”
Marie provided the vision and leadership that has helped us stay focused on the goal of providing cost-effective funds to support investors in meeting their investment objectives. It’s been my privilege to be part of the great team Marie built.
I look forward to furthering our organization’s important mission. As we encounter ups and downs in the investment environment, it becomes even more important to serve our investors to the best of our ability. At Charles Schwab Investment Management, we seek to offer high quality products that help investors build portfolios that serve their needs, even during the more difficult stretches in the market.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Taxable Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
The Investment Environment

For the six-month reporting period ended February 28, 2019, returns in fixed-income markets generated positive returns as the U.S. economy maintained its steady, albeit slowing, expansion. Market volatility spiked in October amid investor anxiety about the future pace of interest rate hikes, falling oil prices, and slowing growth in China and Europe and stocks fell steeply, particularly in December, driving major equity indices to near–bear market territory before rebounding in January and February. As stocks fell, demand for bonds rose as investors sought less-volatile investments. In this environment, the Bloomberg Barclays US Aggregate Bond Index returned 1.99%, while the Bloomberg Barclays US Government/Credit 1–5 Year Index returned 1.94%. The Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), the weakest bond-market performer as inflation continued to remain benign, returned -0.16%.
Entering its tenth year of expansion, the U.S. economy continued to exhibit steady growth for most of the period, even as multiple economies around the globe showed growing weakness. U.S. gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from 3.4% in the third quarter. Nonfarm payrolls were steady, and the unemployment rate remained low, although it ticked up slightly from its low of 3.7% in September, October, and November to 4.0% in January. Inflation remained in check, while pressure on wage growth began to rise toward the end of 2018. Consumer confidence, which hit an 18-year high in October, the highest since 2000, fell for the subsequent three months before rebounding in February against the backdrop of the market’s rally and the end of the 35-day partial government shutdown that began in late December and extended through late January.
Outside the U.S., conditions continued to soften. Despite reaching a three-year high in October, oil prices fell precipitously in the last three months of 2018, before regaining some of their losses in January and February. In the final quarter of 2018, the eurozone economy expanded by 0.2%, down from 0.7% a year earlier, subdued by political tensions as well as a sharp decline in the manufacturing sector’s new export orders. Japan’s economy contracted in the third quarter of 2018 but exhibited growth in the fourth quarter, albeit at a slower rate than in the second quarter. The United Kingdom’s economy grew modestly in the third quarter but contracted in the fourth quarter amid ongoing Brexit-related economic and political uncertainty as well as rapidly growing wage pressures.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
The Investment Environment (continued)

Globally, monetary policy measures remained generally accommodative during the reporting period. In the U.S., despite continuing low levels of inflation, the Federal Reserve (Fed) raised the federal funds rate by 0.25% twice during the reporting period—in September and December. Fed rates ended the reporting period in a target range of 2.25% to 2.50%, bringing them closer to what the Fed considers a neutral level, according to Fed Chairman Jerome Powell. In January, he stated that “the case for raising rates has weakened somewhat,” and that the Fed had “the luxury of patience” regarding possible future rate hikes, easing investors’ concerns about the likelihood and pace of future rate hikes. Outside the U.S., most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The European Central Bank has held interest rates unchanged since March 2016 and in December reiterated that it would likely maintain those rates through the summer of 2019, but ended its monthly asset purchase program in December. In January, the Bank of Japan upheld its short-term interest rate target and maintained its pledge to keep interest rates extremely low for an extended period. After raising its key official bank rate in August amid rising inflation projections and higher energy and import prices, the Bank of England maintained its rate of 0.75% during the reporting period despite ongoing uncertainties over the United Kingdom economy’s wider direction and intensifying uncertainties surrounding the impact of Brexit.
During the first two months of the reporting period, bond prices fell as investors grappled with concerns about continued interest rate hikes. But as the period wore on and the Fed changed its stance regarding the pace of future rate hikes, bonds regained their upward momentum as bond yields fell. (Bond yields and bond prices move in opposite directions). And with stocks exhibiting a high level of volatility, and their steep slide in December, bonds looked increasingly attractive to investors seeking to escape the volatility and uncertainty of the equity markets. Subsequently, however, as stocks recovered strongly in January and February, downward pressure resumed on bond prices through the end of the reporting period. Short-term yields rose in response to the federal funds rate hikes in September and December, with the three-month Treasury yield rising from 2.11% at the outset of the reporting period to 2.45% at its close. Longer-term yields, which are generally driven by inflation expectations and growth forecasts, declined, with the 10-year Treasury yield falling from 2.86% to 2.73% for the reporting period. Outside the U.S., bond yields generally remained low.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Management

Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and the Schwab Fixed Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2016, Mr. McKissick worked for 17 years at Denver Investments, most recently as a director of fixed income and portfolio manager where he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions. He also served as a credit/security analyst from 1999-2005. Prior to that, he worked as a senior research analyst with Hotchkis & Wiley, a portfolio manager at Payden & Rygel and a vice president-fixed income at Salomon Brothers.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of Schwab U.S. Aggregate Bond Index Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (3/31/06)	-0.15%	1.82%	1.33%	3.49%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)	-0.16%	1.91%	1.47%	3.81%
Fund Category: Morningstar Inflation Protected Bond[2]	-0.27%	1.35%	1.00%	3.40%
Fund Expense Ratio[3]: 0.05%

Yields1
30-Day SEC Yield	-3.31%
12-Month Distribution Yield	2.83%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[5]	8.1 Yrs
Weighted Average Duration[5]	7.4 Yrs
By Credit Quality6

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab Treasury Inflation Protected Securities Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	See Glossary for definitions of maturity and duration.
[6]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab U.S. Aggregate Bond Index Fund as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (2/23/17)	2.00%	3.11%	1.83%
Bloomberg Barclays US Aggregate Bond Index	1.99%	3.17%	2.00%
Fund Category: Morningstar Intermediate-Term Bond[2]	1.81%	2.69%	N/A
Fund Expense Ratio[3]: 0.04%

Yields1
30-Day SEC Yield	3.10%
12-Month Distribution Yield	2.84%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[6]	8.0 Yrs
Weighted Average Duration[6]	5.8 Yrs
By Credit Quality7

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab U.S. Aggregate Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 2.8% of net assets on February 28, 2019.
[6]	See Glossary for definitions of maturity and duration.
[7]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Short-Term Bond Index Fund as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	Since Inception
Fund: Schwab Short-Term Bond Index Fund (2/23/17)	1.91%	2.76%	1.31%
Bloomberg Barclays US Government/Credit 1-5 Year Index	1.94%	2.84%	1.45%
Fund Category: Morningstar Short-Term Bond[2]	1.44%	2.34%	N/A
Fund Expense Ratio[3]: 0.06%

Yields1
30-Day SEC Yield	2.67%
12-Month Distribution Yield	2.20%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[5]	2.8 Yrs
Weighted Average Duration[5]	2.7 Yrs
By Credit Quality6

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab Short-Term Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	See Glossary for definitions of maturity and duration.
[6]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2018 and held through February 28, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/18	Ending Account Value (Net of Expenses) at 2/28/19	Expenses Paid During Period 9/1/18-2/28/19[2]
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.05%	$1,000.00	$ 998.50	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Aggregate Bond Index Fund
Actual Return	0.04%	$1,000.00	$1,020.00	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Short-Term Bond Index Fund
Actual Return	0.06%	$1,000.00	$1,019.10	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$10.97	$11.18	$11.39	$10.94	$11.44	$11.07
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.00) [2]	0.36	0.23	0.17	0.08	0.27
Net realized and unrealized gains (losses)	(0.02)	(0.28)	(0.20)	0.39	(0.41)	0.33
Total from investment operations	(0.02)	0.08	0.03	0.56	(0.33)	0.60
Less distributions:
Distributions from net investment income	(0.19)	(0.29)	(0.24)	(0.08)	(0.15)	(0.23)
Distributions from net realized gains	—	—	—	(0.03)	(0.02)	—
Total distributions	(0.19)	(0.29)	(0.24)	(0.11)	(0.17)	(0.23)
Net asset value at end of period	$10.76	$10.97	$11.18	$11.39	$10.94	$11.44
Total return	(0.15%) [3]	0.71%	0.35%	5.22%	(2.90%)	5.44%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.28% [5]	0.61%	0.58% [6]	0.61%
Net operating expenses	N/A	N/A [7]	0.11% [5]	0.19%	0.16% [6]	0.19%
Net investment income (loss)	(0.03%) [4]	3.29%	2.07%	1.54%	0.73%	2.43%
Portfolio turnover rate	10% [3]	18%	17%	24%	33%	27%
Net assets, end of period (x 1,000,000)	$817	$746	$565	$309	$274	$273

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than ($0.005).
3
Not annualized.
4
Annualized.
5
Effective March 1, 2017 the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
6
The ratio of total expenses and net operating expenses would have been 0.61% and 0.19%, respectively, if the fund had not reversed out proxy expenses recognized in prior years.
7
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/20	36,762,809	36,491,200
1.25%, 07/15/20	22,014,570	22,313,582
1.13%, 01/15/21	25,180,762	25,411,519
0.13%, 04/15/21	31,965,784	31,558,874
0.63%, 07/15/21	26,732,842	26,849,059
0.13%, 01/15/22	29,503,275	29,082,601
0.13%, 04/15/22	31,143,276	30,607,510
0.13%, 07/15/22	30,433,309	30,062,554
0.13%, 01/15/23	30,573,468	29,999,249
0.63%, 04/15/23	30,498,553	30,475,276
0.38%, 07/15/23	30,327,691	30,149,588
0.63%, 01/15/24	30,242,383	30,280,145
0.13%, 07/15/24	29,729,976	29,076,705
0.25%, 01/15/25	29,800,956	29,120,111
2.38%, 01/15/25	19,569,092	21,513,697
0.38%, 07/15/25	29,767,619	29,328,915
0.63%, 01/15/26	26,809,228	26,704,382
2.00%, 01/15/26	14,255,492	15,513,314
0.13%, 07/15/26	25,141,288	24,186,685
0.38%, 01/15/27	24,946,932	24,279,464
2.38%, 01/15/27	11,466,268	12,909,978
0.38%, 07/15/27	24,650,315	24,011,675
0.50%, 01/15/28	24,445,097	23,909,145
1.75%, 01/15/28	11,481,961	12,454,843
3.63%, 04/15/28	9,670,171	12,083,877
0.75%, 07/15/28	24,008,520	24,062,926
0.88%, 01/15/29	8,866,257	8,962,481
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/15/29	11,075,631	12,885,724
3.88%, 04/15/29	11,764,103	15,277,878
3.38%, 04/15/32	4,470,341	5,892,151
2.13%, 02/15/40	6,049,538	7,282,628
2.13%, 02/15/41	7,698,674	9,309,902
0.75%, 02/15/42	13,530,013	12,608,974
0.63%, 02/15/43	9,997,363	8,996,268
1.38%, 02/15/44	15,088,874	15,978,200
0.75%, 02/15/45	16,819,608	15,446,340
1.00%, 02/15/46	12,353,582	12,019,568
0.88%, 02/15/47	12,114,497	11,416,749
1.00%, 02/15/48	11,870,425	11,544,528
1.00%, 02/15/49	5,471,232	5,335,342
Total Treasuries
(Cost $815,319,997)		815,393,607
Security	Number of Shares	Value ($)
Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (a)	1,162,017	1,162,017
Total Other Investment Company
(Cost $1,162,017)		1,162,017
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$815,393,607	$—	$815,393,607
Other Investment Company[1]	1,162,017	—	—	1,162,017
Total	$1,162,017	$815,393,607	$—	$816,555,624
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $816,482,014)		$816,555,624
Receivables:
Investments sold		4,261,366
Fund shares sold		1,279,647
Interest		976,337
Dividends	+	1,131
Total assets		823,074,105
Liabilities
Payables:
Investments bought		5,338,704
Investment adviser fees		30,811
Fund shares redeemed	+	914,248
Total liabilities		6,283,763
Net Assets
Total assets		823,074,105
Total liabilities	–	6,283,763
Net assets		$816,790,342
Net Assets by Source
Capital received from investors		828,198,330
Total distributable loss[1]		(11,407,988)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$816,790,342		75,884,361		$10.76

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income (Loss)
Interest		$59,910
Dividends	+	8,232
Total investment income		68,142
Expenses
Investment adviser fees		190,217
Total expenses	–	190,217
Net investment loss		(122,075)
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(2,309,532)
Net change in unrealized appreciation (depreciation) on investments	+	1,722,023
Net realized and unrealized losses		(587,509)
Decrease in net assets resulting from operations		($709,584)

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income (loss)		($122,075)	$21,162,788
Net realized losses		(2,309,532)	(1,284,015)
Net change in unrealized appreciation (depreciation)	+	1,722,023	(13,894,306)
Increase (decrease) in net assets from operations		(709,584)	5,984,467
Distributions to Shareholders1
Total distributions		($13,523,203)	($16,246,484)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,365,390	$186,263,829	28,068,275	$307,979,256
Shares reinvested		1,007,824	10,752,372	1,205,529	13,250,863
Shares redeemed	+	(10,484,207)	(112,233,270)	(11,828,941)	(129,810,686)
Net transactions in fund shares		7,889,007	$84,782,931	17,444,863	$191,419,433
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		67,995,354	$746,240,198	50,550,491	$565,082,782
Total increase	+	7,889,007	70,550,144	17,444,863	181,157,416
End of period[2]		75,884,361	$816,790,342	67,995,354	$746,240,198
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $16,246,484 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $9,682,331 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab U.S. Aggregate Bond Index Fund
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	2/23/17 [1]– 8/31/17
Per-Share Data
Net asset value at beginning of period	$9.78	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.14	0.25	0.12
Net realized and unrealized gains (losses)	0.05	(0.37)	0.17
Total from investment operations	0.19	(0.12)	0.29
Less distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.13)
Net asset value at end of period	$9.83	$9.78	$10.16
Total return	2.00% [3]	(1.17%)	2.88% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04%	0.04% [4]
Net investment income (loss)	2.90% [4]	2.52%	2.32% [4]
Portfolio turnover rate[5]	53% [3]	97%	39% [3],[6]
Net assets, end of period (x 1,000,000)	$2,413	$2,006	$1,445

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
6
Portfolio turnover rate excludes in-kind transactions.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.2% of net assets

Financial Institutions 8.2%
Banking 5.9%
American Express Co.
2.20%, 10/30/20 (a)	750,000	740,922
2.50%, 08/01/22 (a)	250,000	245,064
3.40%, 02/27/23 (a)	250,000	251,946
3.70%, 08/03/23 (a)	500,000	509,863
3.00%, 10/30/24 (a)	250,000	244,096
4.20%, 11/06/25 (a)	150,000	156,030
4.05%, 12/03/42	150,000	147,907
American Express Credit Corp.
2.20%, 03/03/20 (a)(b)	500,000	497,004
2.25%, 05/05/21 (a)	195,000	192,135
3.30%, 05/03/27 (a)	250,000	247,865
Australia & New Zealand Banking Group Ltd.
2.63%, 05/19/22	1,000,000	983,252
Banco Santander S.A.
3.50%, 04/11/22	400,000	399,381
3.13%, 02/23/23	200,000	194,113
4.25%, 04/11/27	200,000	195,068
4.38%, 04/12/28	200,000	197,077
Bank of America Corp.
5.88%, 01/05/21	330,000	347,314
2.63%, 04/19/21 (b)	1,044,000	1,037,778
5.00%, 05/13/21	260,000	270,674
2.33%, 10/01/21 (a)(c)	1,000,000	989,607
5.70%, 01/24/22	474,000	509,181
2.50%, 10/21/22 (a)	750,000	733,977
3.12%, 01/20/23 (a)(c)	150,000	149,383
4.10%, 07/24/23	500,000	516,209
3.00%, 12/20/23 (a)(c)	2,000,000	1,975,168
4.13%, 01/22/24	500,000	517,447
3.55%, 03/05/24 (a)(c)	150,000	150,688
3.09%, 10/01/25 (a)(c)	250,000	244,211
4.45%, 03/03/26	950,000	968,667
3.50%, 04/19/26 (b)	500,000	497,118
3.42%, 12/20/28 (a)(c)	850,000	820,905
3.97%, 03/05/29 (a)(c)	500,000	501,870
4.27%, 07/23/29 (a)(c)	150,000	154,202
6.11%, 01/29/37	400,000	462,401
4.24%, 04/24/38 (a)(c)	250,000	249,059
5.00%, 01/21/44	300,000	328,282
4.44%, 01/20/48 (a)(c)	600,000	610,744
3.95%, 01/23/49 (a)(c)	150,000	141,249
Bank of America NA
6.00%, 10/15/36	818,000	980,815
Bank of Montreal
1.90%, 08/27/21	550,000	536,655
2.35%, 09/11/22	250,000	244,265
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.55%, 11/06/22 (a)	250,000	245,981
4.34%, 10/05/28 (a)(c)	250,000	251,993
Barclays Bank PLC
5.14%, 10/14/20	250,000	255,429
Barclays PLC
3.25%, 01/12/21	250,000	248,975
3.68%, 01/10/23 (a)	250,000	247,882
4.61%, 02/15/23 (a)(c)	400,000	403,810
4.34%, 05/16/24 (a)(c)	200,000	199,997
3.65%, 03/16/25	750,000	723,956
4.38%, 01/12/26	500,000	497,114
4.95%, 01/10/47	200,000	191,768
BB&T Corp.
3.95%, 03/22/22 (a)	524,000	533,388
2.85%, 10/26/24 (a)	500,000	490,377
BNP Paribas S.A.
5.00%, 01/15/21	541,000	561,225
3.25%, 03/03/23	195,000	196,757
BPCE S.A.
2.75%, 12/02/21	250,000	247,153
3.38%, 12/02/26	250,000	243,597
Branch Banking & Trust Co.
3.63%, 09/16/25 (a)	491,000	495,092
Canadian Imperial Bank of Commerce
3.50%, 09/13/23	500,000	506,719
Capital One Financial Corp.
3.90%, 01/29/24 (a)	150,000	151,135
3.75%, 04/24/24 (a)	400,000	400,734
3.30%, 10/30/24 (a)	500,000	483,859
3.75%, 07/28/26 (a)	150,000	142,810
3.75%, 03/09/27 (a)	500,000	480,359
Capital One NA
2.95%, 07/23/21 (a)	1,000,000	991,559
Citibank NA
3.65%, 01/23/24 (a)	250,000	254,473
Citigroup, Inc.
5.38%, 08/09/20	1,000,000	1,033,250
2.65%, 10/26/20	747,000	743,201
2.70%, 03/30/21	500,000	497,636
3.14%, 01/24/23 (a)(c)	500,000	498,959
3.50%, 05/15/23	350,000	350,777
2.88%, 07/24/23 (a)(c)	500,000	493,262
5.50%, 09/13/25	724,000	783,173
3.70%, 01/12/26	500,000	499,443
4.60%, 03/09/26	195,000	199,648
3.20%, 10/21/26 (a)	1,050,000	1,006,390
4.45%, 09/29/27	580,000	582,901
3.89%, 01/10/28 (a)(c)	300,000	299,152
3.67%, 07/24/28 (a)(c)	1,350,000	1,321,399
4.08%, 04/23/29 (a)(c)	250,000	252,434
8.13%, 07/15/39	70,000	101,732
5.88%, 01/30/42	330,000	391,947
4.65%, 07/30/45	380,000	395,508

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 05/18/46	330,000	324,317
4.65%, 07/23/48 (a)	400,000	417,881
Citizens Bank NA
2.55%, 05/13/21 (a)	250,000	247,078
3.70%, 03/29/23 (a)	500,000	506,664
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	253,038
Commonwealth Bank of Australia
2.40%, 11/02/20	250,000	247,455
Cooperatieve Rabobank UA
2.50%, 01/19/21	241,000	238,950
3.88%, 02/08/22	500,000	512,149
3.95%, 11/09/22	250,000	252,280
4.63%, 12/01/23	491,000	506,535
4.38%, 08/04/25	491,000	499,247
3.75%, 07/21/26	300,000	290,308
5.25%, 05/24/41	300,000	346,266
Credit Suisse AG
4.38%, 08/05/20	250,000	254,833
3.63%, 09/09/24	300,000	300,240
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	355,000	354,579
3.45%, 04/16/21	750,000	751,903
3.80%, 06/09/23	250,000	250,293
3.75%, 03/26/25	250,000	247,002
4.55%, 04/17/26	250,000	256,353
4.88%, 05/15/45	250,000	257,445
Deutsche Bank AG
3.13%, 01/13/21	593,000	579,064
3.15%, 01/22/21	150,000	146,618
3.38%, 05/12/21	500,000	490,423
3.30%, 11/16/22	250,000	236,247
3.70%, 05/30/24	150,000	140,788
4.10%, 01/13/26	150,000	138,989
Discover Bank
3.35%, 02/06/23 (a)	500,000	494,440
4.65%, 09/13/28 (a)	500,000	507,715
Discover Financial Services
3.85%, 11/21/22	150,000	151,052
Fifth Third Bancorp
2.88%, 07/27/20 (a)	375,000	374,647
3.50%, 03/15/22 (a)	150,000	151,211
8.25%, 03/01/38	250,000	344,846
Fifth Third Bank
2.88%, 10/01/21 (a)	500,000	496,139
First Republic Bank
2.50%, 06/06/22 (a)	250,000	243,806
HSBC Bank USA NA
4.88%, 08/24/20	250,000	256,596
5.88%, 11/01/34	518,000	601,803
HSBC Holdings PLC
3.40%, 03/08/21	1,200,000	1,206,160
2.95%, 05/25/21	250,000	249,074
4.00%, 03/30/22	330,000	338,625
4.25%, 03/14/24	500,000	506,960
3.95%, 05/18/24 (a)(c)	200,000	202,082
4.30%, 03/08/26	200,000	203,962
3.90%, 05/25/26	250,000	248,675
4.38%, 11/23/26	709,000	714,201
4.04%, 03/13/28 (a)(c)	200,000	197,762
4.58%, 06/19/29 (a)	400,000	410,491
6.50%, 09/15/37	655,000	783,348
5.25%, 03/14/44	200,000	211,408
Security Rate, Maturity Date	Face Amount ($)	Value ($)
HSBC USA, Inc.
2.35%, 03/05/20	500,000	497,347
2.75%, 08/07/20	500,000	498,867
3.50%, 06/23/24	150,000	150,385
Huntington Bancshares, Inc.
3.15%, 03/14/21 (a)	250,000	250,023
ING Groep N.V.
4.10%, 10/02/23	300,000	304,216
4.55%, 10/02/28	300,000	307,270
JPMorgan Chase & Co.
4.25%, 10/15/20	724,000	737,799
2.55%, 10/29/20 (a)	330,000	328,031
2.55%, 03/01/21 (a)	250,000	247,856
4.63%, 05/10/21	500,000	516,915
2.40%, 06/07/21 (a)	1,059,000	1,044,881
4.35%, 08/15/21	900,000	927,597
3.25%, 09/23/22	880,000	886,557
2.97%, 01/15/23 (a)	750,000	746,386
3.20%, 01/25/23	563,000	564,040
3.38%, 05/01/23	250,000	250,319
4.02%, 12/05/24 (a)(c)	250,000	256,451
3.13%, 01/23/25 (a)	195,000	191,883
3.22%, 03/01/25 (a)(c)	250,000	247,378
3.90%, 07/15/25 (a)	250,000	256,034
3.30%, 04/01/26 (a)	2,485,000	2,435,924
3.78%, 02/01/28 (a)(c)	500,000	499,910
3.54%, 05/01/28 (a)(c)	250,000	245,917
4.01%, 04/23/29 (a)(c)	150,000	151,741
4.20%, 07/23/29 (a)(c)	150,000	153,930
4.45%, 12/05/29 (a)(c)	150,000	157,270
6.40%, 05/15/38	200,000	251,670
5.50%, 10/15/40	330,000	380,943
5.60%, 07/15/41	100,000	117,136
5.40%, 01/06/42	400,000	455,692
5.63%, 08/16/43	250,000	286,861
4.95%, 06/01/45	150,000	159,307
4.26%, 02/22/48 (a)(c)	750,000	740,175
4.03%, 07/24/48 (a)(c)	250,000	238,596
3.90%, 01/23/49 (a)(c)	500,000	465,967
KeyBank NA
2.50%, 11/22/21	250,000	246,324
3.38%, 03/07/23	250,000	252,248
3.40%, 05/20/26	250,000	242,249
KeyCorp
2.90%, 09/15/20	500,000	500,428
4.15%, 10/29/25	150,000	155,113
Lloyds Bank PLC
2.70%, 08/17/20	250,000	248,769
6.38%, 01/21/21	505,000	534,562
Lloyds Banking Group PLC
2.91%, 11/07/23 (a)(c)	250,000	242,270
4.65%, 03/24/26	724,000	715,319
4.38%, 03/22/28	500,000	499,672
3.57%, 11/07/28 (a)(c)	200,000	187,664
4.34%, 01/09/48	300,000	257,308
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (a)	250,000	246,967
2.50%, 05/18/22 (a)	250,000	246,137
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21	750,000	731,685
2.67%, 07/25/22	1,000,000	980,448
3.76%, 07/26/23	250,000	254,266
3.41%, 03/07/24 (d)	350,000	350,210
3.29%, 07/25/27	250,000	243,331
3.96%, 03/02/28	250,000	255,848

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 09/11/28	250,000	257,424
4.15%, 03/07/39 (d)	100,000	100,122
Mizuho Financial Group, Inc.
2.95%, 02/28/22	450,000	445,769
2.60%, 09/11/22	250,000	243,494
3.66%, 02/28/27	200,000	201,125
3.17%, 09/11/27	500,000	484,561
Morgan Stanley
5.50%, 07/28/21	500,000	527,174
2.63%, 11/17/21	500,000	493,792
2.75%, 05/19/22	750,000	740,074
4.88%, 11/01/22	250,000	261,967
3.13%, 01/23/23	850,000	844,205
3.74%, 04/24/24 (a)(c)	1,000,000	1,007,738
3.88%, 04/29/24	250,000	253,968
3.70%, 10/23/24	500,000	502,690
4.00%, 07/23/25	724,000	736,614
5.00%, 11/24/25	324,000	341,094
6.25%, 08/09/26	412,000	469,268
3.95%, 04/23/27	1,350,000	1,320,703
7.25%, 04/01/32	330,000	428,348
3.97%, 07/22/38 (a)(c)	250,000	238,444
4.46%, 04/22/39 (a)(c)	250,000	251,190
4.30%, 01/27/45	605,000	594,836
National Australia Bank Ltd.
2.63%, 07/23/20	250,000	249,322
2.50%, 01/12/21	250,000	247,521
2.50%, 05/22/22	850,000	832,538
2.50%, 07/12/26	250,000	232,275
Northern Trust Corp.
3.95%, 10/30/25	250,000	260,055
3.65%, 08/03/28 (a)	100,000	102,346
PNC Bank NA
2.00%, 05/19/20 (a)	500,000	494,849
2.45%, 11/05/20 (a)	250,000	247,968
2.55%, 12/09/21 (a)	655,000	646,295
2.95%, 02/23/25 (a)	500,000	490,907
3.25%, 06/01/25 (a)	250,000	249,180
Regions Financial Corp.
3.20%, 02/08/21 (a)	350,000	350,662
2.75%, 08/14/22 (a)	350,000	343,143
3.80%, 08/14/23 (a)	250,000	253,009
Royal Bank of Canada
2.13%, 03/02/20	500,000	496,728
2.35%, 10/30/20	250,000	248,017
3.20%, 04/30/21	250,000	251,860
2.75%, 02/01/22	500,000	498,864
3.70%, 10/05/23	150,000	152,821
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (a)(c)	1,300,000	1,283,055
4.52%, 06/25/24 (a)(c)	200,000	201,163
4.89%, 05/18/29 (a)(c)	500,000	504,507
5.08%, 01/27/30 (a)(c)	200,000	205,855
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	830,000	828,240
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(c)	500,000	485,663
4.80%, 11/15/24 (a)(c)	200,000	204,013
3.82%, 11/03/28 (a)(c)	250,000	235,920
Santander UK PLC
2.13%, 11/03/20	250,000	245,473
4.00%, 03/13/24	150,000	154,696
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	300,000	290,422
Security Rate, Maturity Date	Face Amount ($)	Value ($)
State Street Corp.
2.65%, 05/15/23 (a)(c)	150,000	147,965
3.30%, 12/16/24	500,000	506,873
2.65%, 05/19/26	250,000	238,146
4.14%, 12/03/29 (a)(c)	250,000	264,306
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	250,000	247,462
3.95%, 01/10/24	250,000	256,433
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	250,000	249,064
2.78%, 10/18/22	250,000	245,566
3.10%, 01/17/23	750,000	744,301
3.78%, 03/09/26	1,000,000	1,011,773
2.63%, 07/14/26	100,000	93,883
3.36%, 07/12/27	200,000	196,262
3.94%, 07/19/28	250,000	255,979
SunTrust Bank
3.69%, 08/02/24 (a)(c)	500,000	506,330
4.05%, 11/03/25 (a)	400,000	415,623
Svenska Handelsbanken AB
2.40%, 10/01/20	491,000	486,983
3.90%, 11/20/23	250,000	257,446
Synchrony Financial
4.50%, 07/23/25 (a)	350,000	342,196
3.95%, 12/01/27 (a)	350,000	321,045
Synovus Financial Corp.
3.13%, 11/01/22 (a)	50,000	48,375
The Bank of New York Mellon Corp.
2.45%, 11/27/20 (a)	330,000	328,272
4.15%, 02/01/21	500,000	512,226
2.66%, 05/16/23 (a)(c)	300,000	295,629
3.65%, 02/04/24 (a)	500,000	510,800
3.25%, 09/11/24 (a)	200,000	199,870
3.85%, 04/28/28	750,000	776,311
The Bank of Nova Scotia
2.35%, 10/21/20	250,000	247,818
4.38%, 01/13/21	250,000	256,350
2.70%, 03/07/22	1,000,000	990,932
4.65%, Perpetual (a)(c)(e)	150,000	137,188
The Goldman Sachs Group, Inc.
2.75%, 09/15/20 (a)	1,047,000	1,042,859
2.60%, 12/27/20 (a)	250,000	247,855
5.25%, 07/27/21 (b)	400,000	418,517
5.75%, 01/24/22	562,000	600,200
2.88%, 10/31/22 (a)(c)	200,000	197,178
3.63%, 01/22/23	500,000	504,999
2.91%, 06/05/23 (a)(c)	1,000,000	982,180
2.91%, 07/24/23 (a)(c)	250,000	245,070
3.85%, 07/08/24 (a)	724,000	729,748
3.50%, 01/23/25 (a)	150,000	147,637
3.27%, 09/29/25 (a)(c)	500,000	484,738
3.50%, 11/16/26 (a)	1,000,000	963,664
5.95%, 01/15/27	157,000	171,947
3.85%, 01/26/27 (a)	150,000	147,397
3.69%, 06/05/28 (a)(c)	1,750,000	1,697,055
6.75%, 10/01/37	500,000	595,163
4.02%, 10/31/38 (a)(c)	300,000	277,630
4.41%, 04/23/39 (a)(c)	500,000	484,638
6.25%, 02/01/41	150,000	180,930
4.80%, 07/08/44 (a)	150,000	152,506
4.75%, 10/21/45 (a)	500,000	506,954
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	245,419
3.55%, 10/06/23 (a)	250,000	253,079

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The PNC Financial Services Group, Inc.
3.90%, 04/29/24 (a)	500,000	509,171
The Toronto-Dominion Bank
2.50%, 12/14/20	900,000	894,384
2.55%, 01/25/21	250,000	248,734
3.25%, 06/11/21	150,000	151,024
3.63%, 09/15/31 (a)(c)	300,000	290,059
UBS AG
4.88%, 08/04/20	491,000	503,699
US Bancorp
2.35%, 01/29/21 (a)	250,000	247,834
2.63%, 01/24/22 (a)	500,000	498,205
3.70%, 01/30/24 (a)	500,000	514,913
3.38%, 02/04/24 (a)	150,000	151,466
3.15%, 04/27/27 (a)	1,000,000	986,144
US Bank NA
2.05%, 10/23/20 (a)	250,000	246,900
Wachovia Corp.
5.50%, 08/01/35	330,000	365,017
Wells Fargo & Co.
2.60%, 07/22/20	250,000	248,896
2.55%, 12/07/20	400,000	397,127
3.00%, 01/22/21	250,000	250,088
2.10%, 07/26/21	724,000	709,550
3.50%, 03/08/22	250,000	252,437
2.63%, 07/22/22	1,000,000	982,421
3.07%, 01/24/23 (a)	500,000	496,992
3.45%, 02/13/23	593,000	594,132
3.75%, 01/24/24 (a)	250,000	254,937
3.30%, 09/09/24	1,224,000	1,219,207
4.30%, 07/22/27	380,000	387,451
3.58%, 05/22/28 (a)(c)	500,000	494,570
5.38%, 02/07/35	650,000	739,771
5.38%, 11/02/43	400,000	436,041
4.65%, 11/04/44	250,000	249,204
3.90%, 05/01/45	480,000	461,715
4.90%, 11/17/45	150,000	154,111
4.40%, 06/14/46	150,000	144,434
4.75%, 12/07/46	500,000	505,342
Wells Fargo Bank NA
2.60%, 01/15/21	250,000	248,248
3.55%, 08/14/23 (a)	750,000	761,839
Westpac Banking Corp.
2.60%, 11/23/20	724,000	720,152
2.00%, 08/19/21	300,000	292,444
3.65%, 05/15/23	500,000	508,152
3.35%, 03/08/27	150,000	147,019
3.40%, 01/25/28	500,000	491,274
4.32%, 11/23/31 (a)(c)	100,000	97,505
		141,573,932
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	257,487
BlackRock, Inc.
3.50%, 03/18/24	724,000	737,826
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	148,563
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	98,558
3.90%, 01/25/28 (a)	250,000	235,093
4.85%, 03/29/29 (a)	150,000	150,504
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CME Group, Inc.
3.00%, 03/15/25 (a)	500,000	493,535
5.30%, 09/15/43 (a)	200,000	238,707
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	150,000	142,610
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	250,000	248,840
3.75%, 12/01/25 (a)	100,000	102,246
3.75%, 09/21/28 (a)	550,000	559,424
4.25%, 09/21/48 (a)	150,000	152,592
Invesco Finance PLC
3.75%, 01/15/26	230,000	227,069
Jefferies Group LLC
5.13%, 01/20/23	150,000	155,597
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	650,000	629,431
Legg Mason, Inc.
4.75%, 03/15/26	250,000	253,537
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	147,207
Nomura Holdings, Inc.
6.70%, 03/04/20	250,000	258,966
Raymond James Financial, Inc.
4.95%, 07/15/46	150,000	150,521
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	150,000	150,055
3.75%, 04/01/24 (a)	100,000	101,971
		5,640,339
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/30/20	500,000	508,387
5.00%, 10/01/21	250,000	257,027
4.13%, 07/03/23 (a)	150,000	149,062
3.50%, 01/15/25 (a)	150,000	141,735
3.65%, 07/21/27 (a)	250,000	225,756
Air Lease Corp.
3.38%, 06/01/21 (a)	600,000	596,238
3.75%, 02/01/22 (a)	150,000	150,553
4.25%, 09/15/24 (a)	150,000	150,104
3.63%, 04/01/27 (a)	250,000	228,535
Aircastle Ltd.
5.13%, 03/15/21	250,000	256,900
4.40%, 09/25/23 (a)	150,000	149,339
GATX Corp.
2.60%, 03/30/20 (a)	50,000	49,678
3.25%, 09/15/26 (a)	350,000	323,915
4.70%, 04/01/29 (a)	150,000	152,274
GE Capital International Funding Co.
2.34%, 11/15/20	750,000	737,791
3.37%, 11/15/25	250,000	240,840
4.42%, 11/15/35	1,655,000	1,496,991
International Lease Finance Corp.
4.63%, 04/15/21	330,000	335,724
		6,150,849
Financial Other 0.0%
ORIX Corp.
3.25%, 12/04/24	200,000	195,403

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Insurance 1.2%
Aetna, Inc.
2.75%, 11/15/22 (a)	200,000	195,705
2.80%, 06/15/23 (a)	250,000	243,591
6.75%, 12/15/37	150,000	179,078
4.75%, 03/15/44 (a)	250,000	237,457
Aflac, Inc.
3.63%, 06/15/23	200,000	204,040
3.63%, 11/15/24	100,000	102,151
4.75%, 01/15/49 (a)	100,000	105,768
American Financial Group, Inc.
3.50%, 08/15/26 (a)	250,000	237,110
American International Group, Inc.
6.40%, 12/15/20	150,000	158,420
3.30%, 03/01/21 (a)	150,000	150,274
4.88%, 06/01/22	250,000	262,089
3.88%, 01/15/35 (a)	328,000	292,042
6.25%, 05/01/36	430,000	482,759
4.50%, 07/16/44 (a)	395,000	362,368
4.38%, 01/15/55 (a)	250,000	211,710
Anthem, Inc.
2.50%, 11/21/20	150,000	148,692
3.70%, 08/15/21 (a)	150,000	151,854
3.30%, 01/15/23	330,000	330,981
3.50%, 08/15/24 (a)	195,000	195,066
4.10%, 03/01/28 (a)	150,000	152,335
6.38%, 06/15/37	250,000	293,011
4.65%, 08/15/44 (a)	600,000	599,192
Aon Corp.
4.50%, 12/15/28 (a)	150,000	154,637
Aon PLC
3.50%, 06/14/24 (a)	750,000	749,366
4.60%, 06/14/44 (a)	150,000	148,622
Arch Capital Group US, Inc.
5.14%, 11/01/43	185,000	196,794
Assurant, Inc.
4.20%, 09/27/23 (a)	250,000	251,697
AXA Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	250,000	246,828
5.00%, 04/20/48 (a)	400,000	374,537
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	750,000	767,330
4.20%, 08/15/48 (a)	250,000	251,704
Berkshire Hathaway, Inc.
3.40%, 01/31/22	250,000	255,571
2.75%, 03/15/23 (a)	630,000	629,008
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	224,771
4.70%, 06/22/47 (a)	150,000	118,932
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (a)	300,000	297,252
2.70%, 03/13/23	300,000	295,893
3.35%, 05/03/26 (a)	500,000	498,268
4.15%, 03/13/43	400,000	408,101
Cigna Holding Co.
4.00%, 02/15/22 (a)	195,000	198,907
3.05%, 10/15/27 (a)	150,000	138,568
3.88%, 10/15/47 (a)	150,000	127,541
CNA Financial Corp.
3.45%, 08/15/27 (a)	500,000	473,185
Humana, Inc.
3.85%, 10/01/24 (a)	406,000	407,746
3.95%, 03/15/27 (a)	400,000	395,227
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lincoln National Corp.
3.63%, 12/12/26 (a)	250,000	244,670
3.80%, 03/01/28 (a)	250,000	246,104
Manulife Financial Corp.
4.06%, 02/24/32 (a)(c)	500,000	478,777
Markel Corp.
3.50%, 11/01/27 (a)	150,000	140,512
4.30%, 11/01/47 (a)	150,000	132,576
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	500,000	502,609
3.50%, 03/10/25 (a)	200,000	198,452
4.38%, 03/15/29 (a)	250,000	258,329
4.75%, 03/15/39 (a)	150,000	156,051
4.90%, 03/15/49 (a)	150,000	157,892
MetLife, Inc.
4.37%, 09/15/23	250,000	263,930
3.60%, 11/13/25 (a)	800,000	809,121
5.70%, 06/15/35	150,000	174,925
6.40%, 12/15/36 (a)	330,000	350,277
4.13%, 08/13/42	100,000	96,580
4.88%, 11/13/43	150,000	160,134
4.05%, 03/01/45	150,000	141,763
Principal Financial Group, Inc.
4.30%, 11/15/46 (a)	362,000	343,985
Prudential Financial, Inc.
4.50%, 11/16/21	528,000	547,709
3.50%, 05/15/24	200,000	204,932
6.63%, 12/01/37	500,000	624,365
5.63%, 06/15/43 (a)(c)	330,000	342,862
4.60%, 05/15/44 (b)	300,000	311,945
The Allstate Corp.
3.15%, 06/15/23	100,000	100,237
3.28%, 12/15/26 (a)	150,000	148,861
5.55%, 05/09/35	150,000	172,088
5.75%, 08/15/53 (a)(c)	340,000	343,901
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	330,000	386,854
The Progressive Corp.
2.45%, 01/15/27	250,000	233,167
6.25%, 12/01/32	150,000	186,187
4.20%, 03/15/48 (a)	250,000	254,097
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	196,838
4.00%, 05/30/47 (a)	500,000	487,673
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	150,170
3.35%, 07/15/22	650,000	659,035
2.75%, 02/15/23 (a)	195,000	193,340
3.75%, 07/15/25	530,000	544,633
3.38%, 04/15/27	250,000	249,069
3.85%, 06/15/28	250,000	256,739
3.88%, 12/15/28	250,000	257,190
4.63%, 07/15/35	200,000	217,693
5.80%, 03/15/36	393,000	474,430
6.88%, 02/15/38	250,000	334,041
4.75%, 07/15/45	150,000	163,335
3.75%, 10/15/47 (a)	300,000	282,261
4.25%, 06/15/48 (a)	250,000	253,101
Unum Group
4.00%, 03/15/24	200,000	200,433
Voya Financial, Inc.
5.70%, 07/15/43	250,000	275,602
Willis North America, Inc.
4.50%, 09/15/28 (a)	250,000	252,555

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Willis Towers Watson PLC
5.75%, 03/15/21	150,000	156,805
XLIT Ltd.
4.45%, 03/31/25	250,000	256,760
5.25%, 12/15/43	180,000	196,606
		27,678,379
REITs 0.6%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	150,000	152,005
3.45%, 04/30/25 (a)	150,000	146,545
4.50%, 07/30/29 (a)	150,000	152,935
AvalonBay Communities, Inc.
3.63%, 10/01/20 (a)	200,000	201,999
3.50%, 11/15/24 (a)	250,000	250,204
2.90%, 10/15/26 (a)	250,000	238,154
3.90%, 10/15/46 (a)	150,000	140,479
Boston Properties LP
3.85%, 02/01/23 (a)	500,000	509,044
3.13%, 09/01/23 (a)	250,000	247,021
3.80%, 02/01/24 (a)	195,000	197,038
4.50%, 12/01/28 (a)	150,000	156,354
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	146,710
4.13%, 06/15/26 (a)	150,000	146,709
Corporate Office Properties LP
3.70%, 06/15/21 (a)	150,000	148,910
CubeSmart LP
4.38%, 02/15/29 (a)	100,000	100,317
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	145,108
4.45%, 07/15/28 (a)	150,000	152,230
Duke Realty LP
4.38%, 06/15/22 (a)	263,000	272,160
3.25%, 06/30/26 (a)	230,000	221,560
EPR Properties
4.95%, 04/15/28 (a)	250,000	255,334
ERP Operating LP
4.75%, 07/15/20 (a)	200,000	203,948
4.63%, 12/15/21 (a)	195,000	202,655
4.50%, 07/01/44 (a)	150,000	155,132
4.00%, 08/01/47 (a)	100,000	94,782
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	326,540
4.00%, 03/01/29 (a)	150,000	149,812
HCP, Inc.
4.25%, 11/15/23 (a)	500,000	511,512
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (a)	350,000	342,081
Hospitality Properties Trust
5.00%, 08/15/22 (a)	250,000	255,063
3.95%, 01/15/28 (a)	250,000	223,829
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	330,000	323,795
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	103,502
4.25%, 08/15/29 (a)	195,000	193,566
Kimco Realty Corp.
3.40%, 11/01/22 (a)	695,000	693,602
3.30%, 02/01/25 (a)	250,000	243,453
4.25%, 04/01/45 (a)	250,000	228,867
Liberty Property LP
4.38%, 02/01/29 (a)	150,000	153,206
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mid-America Apartments LP
4.20%, 06/15/28 (a)	150,000	152,023
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	250,000	254,628
Office Properties Income Trust
4.00%, 07/15/22 (a)	150,000	147,636
4.25%, 05/15/24 (a)	150,000	141,143
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	505,694
ProLogis LP
4.25%, 08/15/23 (a)(b)	1,009,000	1,054,489
Realty Income Corp.
3.00%, 01/15/27 (a)	330,000	311,604
4.65%, 03/15/47 (a)	150,000	156,824
Senior Housing Properties Trust
4.75%, 02/15/28 (a)	200,000	179,634
Simon Property Group LP
4.38%, 03/01/21 (a)	330,000	338,031
2.35%, 01/30/22 (a)	1,000,000	982,600
6.75%, 02/01/40 (a)	250,000	326,055
4.25%, 11/30/46 (a)	150,000	149,463
UDR, Inc.
3.50%, 01/15/28 (a)	250,000	240,237
Ventas Realty LP
3.85%, 04/01/27 (a)	250,000	245,259
4.40%, 01/15/29 (a)	500,000	510,251
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	203,451
3.95%, 08/15/27 (a)	150,000	143,786
Vornado Realty LP
3.50%, 01/15/25 (a)	250,000	241,947
Welltower, Inc.
3.75%, 03/15/23 (a)	150,000	151,895
4.25%, 04/01/26 (a)	500,000	506,641
4.13%, 03/15/29 (a)	250,000	249,293
		15,578,745
		196,817,647

Industrial 15.3%
Basic Industry 0.8%
Airgas, Inc.
3.65%, 07/15/24 (a)	195,000	198,500
Albemarle Corp.
5.45%, 12/01/44 (a)	150,000	150,603
ArcelorMittal
5.50%, 03/01/21 (f)(g)	150,000	155,941
6.25%, 02/25/22 (f)(g)	200,000	214,349
7.00%, 10/15/39	150,000	164,891
Barrick North America Finance LLC
5.75%, 05/01/43	150,000	166,416
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	281,300
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	150,000	151,349
2.88%, 02/24/22	150,000	149,691
4.13%, 02/24/42	95,000	96,327
5.00%, 09/30/43	300,000	343,082
Domtar Corp.
4.40%, 04/01/22 (a)	300,000	303,393
DowDuPont, Inc.
3.77%, 11/15/20	400,000	404,945
4.21%, 11/15/23 (a)	300,000	309,886

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.49%, 11/15/25 (a)	250,000	261,389
4.73%, 11/15/28 (a)	500,000	522,775
5.32%, 11/15/38 (a)	150,000	159,212
5.42%, 11/15/48 (a)	150,000	160,697
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	149,126
4.80%, 09/01/42 (a)	250,000	237,436
Ecolab, Inc.
4.35%, 12/08/21	122,000	126,508
2.38%, 08/10/22 (a)	150,000	146,529
3.25%, 12/01/27 (a)	150,000	147,173
5.50%, 12/08/41	150,000	173,151
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	98,375
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	199,574
Goldcorp, Inc.
3.70%, 03/15/23 (a)	100,000	100,735
5.45%, 06/09/44 (a)	100,000	104,444
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	102,548
5.00%, 09/26/48 (a)	150,000	149,031
International Paper Co.
4.75%, 02/15/22 (a)	100,000	104,123
3.65%, 06/15/24 (a)	200,000	202,963
3.00%, 02/15/27 (a)	150,000	140,382
5.00%, 09/15/35 (a)	250,000	252,135
4.40%, 08/15/47 (a)	500,000	448,102
Kinross Gold Corp.
5.13%, 09/01/21 (a)	150,000	153,975
LYB International Finance BV
4.00%, 07/15/23	150,000	151,363
4.88%, 03/15/44 (a)	250,000	235,096
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	234,032
LyondellBasell Industries N.V.
6.00%, 11/15/21 (a)	250,000	264,748
Newmont Mining Corp.
3.50%, 03/15/22 (a)	150,000	150,848
4.88%, 03/15/42 (a)	330,000	330,020
Nucor Corp.
3.95%, 05/01/28 (a)	250,000	252,824
5.20%, 08/01/43 (a)	200,000	217,472
Nutrien Ltd.
3.15%, 10/01/22 (a)	195,000	191,723
3.38%, 03/15/25 (a)	180,000	172,575
6.13%, 01/15/41 (a)	195,000	216,344
5.25%, 01/15/45 (a)	150,000	149,497
Packaging Corp. of America
4.50%, 11/01/23 (a)	250,000	259,779
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	99,470
Praxair, Inc.
3.00%, 09/01/21	195,000	195,476
2.65%, 02/05/25 (a)	250,000	241,492
3.20%, 01/30/26 (a)	300,000	298,668
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25 (a)	150,000	154,561
7.13%, 07/15/28	100,000	127,152
5.20%, 11/02/40	250,000	287,530
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (a)	200,000	201,502
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rohm & Haas Co.
7.85%, 07/15/29	250,000	313,608
RPM International, Inc.
4.25%, 01/15/48 (a)	250,000	206,709
SASOL Financing USA LLC
5.88%, 03/27/24 (a)	200,000	207,561
Southern Copper Corp.
3.88%, 04/23/25	250,000	249,420
5.25%, 11/08/42	250,000	248,425
5.88%, 04/23/45	250,000	269,089
Suzano Austria GmbH
6.00%, 01/15/29 (a)(h)	200,000	212,350
Teck Resources Ltd.
6.00%, 08/15/40 (a)	200,000	205,460
5.20%, 03/01/42 (a)	150,000	141,720
The Dow Chemical Co.
4.13%, 11/15/21 (a)	150,000	153,311
3.50%, 10/01/24 (a)	150,000	148,153
7.38%, 11/01/29	274,000	338,162
4.25%, 10/01/34 (a)	250,000	232,924
4.38%, 11/15/42 (a)	150,000	135,291
5.55%, 11/30/48 (a)(h)	150,000	158,412
The Mosaic Co.
3.25%, 11/15/22 (a)	300,000	297,648
4.05%, 11/15/27 (a)	250,000	244,061
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	600,000	590,564
3.45%, 06/01/27 (a)	250,000	238,543
4.50%, 06/01/47 (a)	150,000	140,596
Vale Overseas Ltd.
4.38%, 01/11/22	131,000	131,786
6.25%, 08/10/26	350,000	373,100
6.88%, 11/10/39	500,000	550,625
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	94,593
4.38%, 11/15/47 (a)	100,000	84,721
Weyerhaeuser Co.
4.70%, 03/15/21 (a)	150,000	153,507
7.38%, 03/15/32	250,000	315,712
WRKCo, Inc.
3.75%, 03/15/25 (a)	600,000	589,627
4.90%, 03/15/29 (a)	100,000	105,241
		18,794,147
Capital Goods 1.3%
3M Co.
2.00%, 06/26/22	263,000	256,918
3.25%, 02/14/24 (a)	250,000	253,958
2.88%, 10/15/27 (a)	250,000	242,022
3.38%, 03/01/29 (a)	250,000	249,594
4.00%, 09/14/48 (a)	250,000	251,562
ABB Finance USA, Inc.
2.88%, 05/08/22	250,000	249,429
3.80%, 04/03/28 (a)	150,000	152,820
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	475,813
Bemis Co., Inc.
3.10%, 09/15/26 (a)	70,000	64,320
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	142,470
Caterpillar Financial Services Corp.
1.85%, 09/04/20	250,000	246,417
1.70%, 08/09/21	330,000	320,935

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 12/01/24	100,000	100,200
2.40%, 08/09/26	362,000	338,006
Caterpillar, Inc.
3.90%, 05/27/21	250,000	256,036
2.60%, 06/26/22 (a)	200,000	197,234
3.40%, 05/15/24 (a)	135,000	137,833
3.80%, 08/15/42	500,000	481,177
CNH Industrial Capital LLC
4.38%, 11/06/20	200,000	202,360
4.20%, 01/15/24	200,000	200,049
Crane Co.
4.45%, 12/15/23 (a)	100,000	102,913
Deere & Co.
5.38%, 10/16/29	362,000	420,810
Dover Corp.
3.15%, 11/15/25 (a)	150,000	146,487
Eaton Corp.
2.75%, 11/02/22	230,000	227,272
4.00%, 11/02/32	296,000	295,346
Embraer Netherlands Finance BV
5.05%, 06/15/25	300,000	319,428
Emerson Electric Co.
5.25%, 11/15/39	100,000	114,607
Fortive Corp.
2.35%, 06/15/21 (a)	195,000	191,653
3.15%, 06/15/26 (a)	150,000	142,970
4.30%, 06/15/46 (a)	180,000	170,562
General Dynamics Corp.
2.25%, 11/15/22 (a)	300,000	294,477
1.88%, 08/15/23 (a)	250,000	238,773
2.38%, 11/15/24 (a)	250,000	240,233
3.75%, 05/15/28 (a)	400,000	410,585
General Electric Co.
4.63%, 01/07/21	150,000	153,605
4.65%, 10/17/21	250,000	257,721
3.15%, 09/07/22 (b)	400,000	394,000
2.70%, 10/09/22	330,000	319,771
3.10%, 01/09/23	250,000	244,828
3.45%, 05/15/24 (a)	224,000	220,161
6.75%, 03/15/32	400,000	458,497
5.88%, 01/14/38	370,000	389,064
4.13%, 10/09/42	430,000	364,386
4.50%, 03/11/44	100,000	89,402
Harris Corp.
5.05%, 04/27/45 (a)	100,000	106,470
Honeywell International, Inc.
1.85%, 11/01/21 (a)	330,000	322,959
2.50%, 11/01/26 (a)	250,000	239,298
3.81%, 11/21/47 (a)	150,000	145,850
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	94,602
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	94,930
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	100,000	95,755
3.90%, 09/01/42 (a)	300,000	301,851
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 02/21/21	250,000	248,412
5.75%, 06/15/43	100,000	114,927
4.30%, 02/21/48 (a)	150,000	143,028
John Deere Capital Corp.
2.55%, 01/08/21	150,000	149,377
2.80%, 03/04/21	250,000	250,162
2.75%, 03/15/22	250,000	249,682
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.15%, 09/08/22	500,000	489,884
2.80%, 03/06/23	200,000	199,598
2.65%, 06/10/26	200,000	192,049
3.05%, 01/06/28	300,000	292,268
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	192,469
4.63%, 07/02/44 (a)	195,000	182,415
5.13%, 09/14/45 (a)(b)	200,000	199,280
L3 Technologies, Inc.
4.95%, 02/15/21 (a)	273,000	280,329
4.40%, 06/15/28 (a)	150,000	154,228
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	99,026
3.50%, 11/15/27 (a)	100,000	94,080
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	300,000	297,909
3.10%, 01/15/23 (a)	250,000	250,368
3.55%, 01/15/26 (a)	300,000	305,396
4.50%, 05/15/36 (a)	150,000	157,761
4.09%, 09/15/52 (a)	638,000	617,505
Masco Corp.
4.50%, 05/15/47 (a)	400,000	344,486
Northrop Grumman Corp.
2.08%, 10/15/20	350,000	345,365
3.50%, 03/15/21	250,000	253,139
3.25%, 01/15/28 (a)	150,000	143,599
5.05%, 11/15/40	400,000	433,168
4.75%, 06/01/43	150,000	157,374
4.03%, 10/15/47 (a)	150,000	140,598
Owens Corning
4.20%, 12/15/22 (a)	330,000	333,354
4.20%, 12/01/24 (a)	150,000	148,537
Parker-Hannifin Corp.
3.30%, 11/21/24 (a)	250,000	248,782
4.10%, 03/01/47 (a)	100,000	97,874
Precision Castparts Corp.
2.50%, 01/15/23 (a)	250,000	246,206
3.25%, 06/15/25 (a)	100,000	101,483
Raytheon Co.
2.50%, 12/15/22 (a)	150,000	148,049
3.15%, 12/15/24 (a)	250,000	250,407
4.88%, 10/15/40	150,000	169,181
Republic Services, Inc.
5.00%, 03/01/20	250,000	254,978
3.55%, 06/01/22 (a)	250,000	253,763
4.75%, 05/15/23 (a)	150,000	157,971
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	150,000	147,985
3.20%, 03/15/24 (a)	255,000	250,226
3.50%, 03/15/27 (a)	150,000	145,226
4.35%, 04/15/47 (a)	150,000	141,699
Roper Technologies, Inc.
3.85%, 12/15/25 (a)	350,000	351,500
3.80%, 12/15/26 (a)	350,000	345,915
Sonoco Products Co.
5.75%, 11/01/40 (a)	150,000	162,826
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	150,000	149,368
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	246,823
4.25%, 11/15/28 (a)	150,000	157,738
Textron, Inc.
3.38%, 03/01/28 (a)	200,000	186,484

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Boeing Co.
2.80%, 03/01/23 (a)	250,000	250,461
2.80%, 03/01/27 (a)	400,000	385,464
3.45%, 11/01/28 (a)	250,000	253,576
3.65%, 03/01/47 (a)	250,000	236,516
The Timken Co.
4.50%, 12/15/28 (a)	100,000	96,930
United Technologies Corp.
1.90%, 05/04/20	250,000	246,998
1.95%, 11/01/21 (a)	195,000	190,187
2.30%, 05/04/22 (a)	150,000	146,362
3.10%, 06/01/22	150,000	149,975
3.65%, 08/16/23 (a)	250,000	253,276
2.80%, 05/04/24 (a)	250,000	242,713
3.95%, 08/16/25 (a)	500,000	510,485
2.65%, 11/01/26 (a)	150,000	139,366
6.05%, 06/01/36	500,000	576,400
6.13%, 07/15/38	750,000	883,059
4.50%, 06/01/42	100,000	99,033
4.63%, 11/16/48 (a)	150,000	151,340
Vulcan Materials Co.
4.50%, 06/15/47 (a)	150,000	128,915
Wabtec Corp.
4.70%, 09/15/28 (a)	250,000	246,982
Waste Management, Inc.
4.75%, 06/30/20	75,000	76,651
3.13%, 03/01/25 (a)	200,000	197,713
4.10%, 03/01/45 (a)	462,000	453,220
WW Grainger, Inc.
4.20%, 05/15/47 (a)	200,000	193,573
Xylem, Inc.
4.88%, 10/01/21	500,000	514,300
		30,726,171
Communications 2.3%
21st Century Fox America, Inc.
4.50%, 02/15/21	75,000	77,028
3.00%, 09/15/22	150,000	149,853
3.70%, 10/15/25 (a)	200,000	202,378
6.55%, 03/15/33	500,000	641,594
6.20%, 12/15/34	150,000	185,893
6.40%, 12/15/35	230,000	291,923
6.15%, 03/01/37	150,000	185,393
4.75%, 09/15/44 (a)	500,000	540,595
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	350,000	342,263
America Movil, S.A.B. de CV
3.13%, 07/16/22	200,000	199,617
6.13%, 03/30/40	680,000	825,477
American Tower Corp.
3.30%, 02/15/21 (a)	250,000	250,228
5.90%, 11/01/21	150,000	159,250
3.00%, 06/15/23	300,000	292,979
5.00%, 02/15/24	350,000	371,964
3.13%, 01/15/27 (a)	230,000	215,096
AT&T, Inc.
2.80%, 02/17/21 (a)	1,000,000	994,309
5.00%, 03/01/21	250,000	260,839
3.88%, 08/15/21	250,000	254,441
3.00%, 06/30/22 (a)	600,000	595,763
3.80%, 03/01/24 (a)	500,000	504,558
4.45%, 04/01/24 (a)	150,000	155,466
3.95%, 01/15/25 (a)	300,000	301,182
3.40%, 05/15/25 (a)	480,000	468,559
4.10%, 02/15/28 (a)	727,000	717,148
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 02/15/30 (a)	597,000	586,653
4.50%, 05/15/35 (a)	250,000	235,862
5.25%, 03/01/37 (a)	600,000	605,066
4.85%, 03/01/39 (a)	250,000	239,622
6.00%, 08/15/40 (a)	250,000	269,136
5.55%, 08/15/41	150,000	153,896
4.30%, 12/15/42 (a)	250,000	219,459
4.80%, 06/15/44 (a)	300,000	282,065
4.35%, 06/15/45 (a)	300,000	261,766
4.75%, 05/15/46 (a)	750,000	697,425
5.15%, 11/15/46 (a)	250,000	244,367
5.65%, 02/15/47 (a)	150,000	156,214
4.50%, 03/09/48 (a)	824,000	733,637
4.55%, 03/09/49 (a)	300,000	268,860
5.15%, 02/15/50 (a)	500,000	486,060
Bell Canada, Inc.
4.46%, 04/01/48 (a)	150,000	150,174
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	259,658
9.63%, 12/15/30 (f)(g)	150,000	209,696
CBS Corp.
3.70%, 08/15/24 (a)	250,000	248,713
3.50%, 01/15/25 (a)	330,000	322,304
7.88%, 07/30/30	50,000	64,453
4.90%, 08/15/44 (a)	195,000	185,149
4.60%, 01/15/45 (a)	180,000	166,401
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	500,000	513,211
4.50%, 02/01/24 (a)	150,000	153,859
4.91%, 07/23/25 (a)	550,000	570,618
3.75%, 02/15/28 (a)	200,000	187,253
4.20%, 03/15/28 (a)	500,000	483,705
5.05%, 03/30/29 (a)	150,000	153,505
6.38%, 10/23/35 (a)	230,000	246,578
5.38%, 04/01/38 (a)	150,000	144,921
6.48%, 10/23/45 (a)	500,000	538,504
5.38%, 05/01/47 (a)	200,000	190,029
5.75%, 04/01/48 (a)	250,000	250,333
Comcast Corp.
5.15%, 03/01/20	750,000	766,731
3.30%, 10/01/20	250,000	251,737
3.45%, 10/01/21	250,000	253,205
2.75%, 03/01/23 (a)	250,000	246,055
3.00%, 02/01/24 (a)	150,000	148,493
3.38%, 02/15/25 (a)	200,000	200,271
3.95%, 10/15/25 (a)	250,000	257,798
3.30%, 02/01/27 (a)	500,000	488,794
4.15%, 10/15/28 (a)	500,000	516,882
4.25%, 10/15/30 (a)	250,000	259,043
7.05%, 03/15/33	500,000	650,312
4.20%, 08/15/34 (a)	250,000	251,981
4.40%, 08/15/35 (a)	150,000	150,585
6.50%, 11/15/35	195,000	239,156
3.90%, 03/01/38 (a)	250,000	235,502
4.60%, 10/15/38 (a)	500,000	517,004
4.50%, 01/15/43	350,000	353,479
4.60%, 08/15/45 (a)	300,000	303,286
3.97%, 11/01/47 (a)	350,000	324,755
4.00%, 03/01/48 (a)	250,000	234,076
4.70%, 10/15/48 (a)	650,000	677,246
4.00%, 11/01/49 (a)	150,000	139,702
4.05%, 11/01/52 (a)	150,000	138,967
4.95%, 10/15/58 (a)	250,000	263,603
Crown Castle International Corp.
2.25%, 09/01/21 (a)	250,000	243,381
4.88%, 04/15/22	330,000	343,870

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 01/15/23	350,000	369,995
4.45%, 02/15/26 (a)	195,000	199,223
4.75%, 05/15/47 (a)	250,000	236,548
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	550,000	737,935
Discovery Communications LLC
2.80%, 06/15/20 (a)(h)	175,000	173,570
3.50%, 06/15/22 (a)(h)	250,000	247,596
4.90%, 03/11/26 (a)	100,000	103,225
3.95%, 03/20/28 (a)	250,000	238,367
5.00%, 09/20/37 (a)	250,000	236,710
6.35%, 06/01/40	250,000	267,454
4.88%, 04/01/43	150,000	135,422
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	295,000	299,170
Fox Corp.
4.71%, 01/25/29 (a)(h)	200,000	207,918
5.48%, 01/25/39 (a)(h)	200,000	211,046
5.58%, 01/25/49 (a)(h)	200,000	211,646
Grupo Televisa S.A.B.
6.63%, 03/18/25	200,000	222,009
5.00%, 05/13/45 (a)	300,000	274,790
Koninklijke Philips N.V.
8.38%, 10/01/30	150,000	180,766
Moody's Corp.
2.75%, 12/15/21 (a)	250,000	246,931
4.88%, 12/17/48 (a)	150,000	154,505
NBCUniversal Media LLC
5.15%, 04/30/20	330,000	338,638
4.38%, 04/01/21	195,000	200,566
2.88%, 01/15/23	200,000	198,651
4.45%, 01/15/43	230,000	228,436
Omnicom Group, Inc./Omnicom Capital, Inc.
4.45%, 08/15/20	180,000	183,419
3.63%, 05/01/22	250,000	252,245
3.65%, 11/01/24 (a)	130,000	128,778
3.60%, 04/15/26 (a)	250,000	241,564
Orange S.A.
9.00%, 03/01/31 (b)	600,000	842,093
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	150,000	149,344
3.63%, 12/15/25 (a)	200,000	199,861
5.00%, 03/15/44 (a)	330,000	350,087
S&P Global, Inc.
4.00%, 06/15/25 (a)	500,000	516,316
TCI Communications, Inc.
7.13%, 02/15/28	230,000	285,345
Telefonica Emisiones S.A.
5.13%, 04/27/20	250,000	255,488
5.46%, 02/16/21	180,000	187,631
4.57%, 04/27/23	150,000	156,473
4.10%, 03/08/27	300,000	295,471
7.05%, 06/20/36	195,000	229,707
5.21%, 03/08/47	350,000	335,756
4.90%, 03/06/48	150,000	138,315
TELUS Corp.
3.70%, 09/15/27 (a)	200,000	195,850
The Interpublic Group of Cos., Inc.
4.20%, 04/15/24	350,000	353,272
The Walt Disney Co.
2.30%, 02/12/21	250,000	248,258
3.75%, 06/01/21	150,000	153,386
3.00%, 02/13/26	600,000	595,308
4.13%, 06/01/44	450,000	456,815
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Thomson Reuters Corp.
5.65%, 11/23/43 (a)	150,000	160,137
Time Warner Cable LLC
4.13%, 02/15/21 (a)	250,000	252,565
4.00%, 09/01/21 (a)	150,000	151,425
7.30%, 07/01/38	150,000	168,172
6.75%, 06/15/39	150,000	161,306
5.88%, 11/15/40 (a)	474,000	468,915
5.50%, 09/01/41 (a)	150,000	142,217
Verizon Communications, Inc.
3.00%, 11/01/21 (a)	263,000	264,964
2.95%, 03/15/22	500,000	500,280
3.13%, 03/16/22	200,000	200,901
5.15%, 09/15/23	530,000	575,846
4.15%, 03/15/24 (a)	330,000	343,935
3.50%, 11/01/24 (a)	330,000	333,742
4.13%, 03/16/27	500,000	512,635
4.33%, 09/21/28	250,000	259,103
4.50%, 08/10/33	300,000	306,051
4.40%, 11/01/34 (a)	630,000	632,067
4.27%, 01/15/36	905,000	884,633
5.25%, 03/16/37	150,000	163,512
4.81%, 03/15/39	150,000	154,213
4.75%, 11/01/41	724,000	736,402
4.86%, 08/21/46	250,000	257,435
4.52%, 09/15/48	1,350,000	1,322,104
5.01%, 04/15/49	300,000	314,492
5.01%, 08/21/54	250,000	256,835
4.67%, 03/15/55	750,000	730,593
Viacom, Inc.
3.88%, 12/15/21	183,000	184,309
4.25%, 09/01/23 (a)	263,000	269,542
4.38%, 03/15/43	150,000	128,986
5.85%, 09/01/43 (a)	250,000	261,156
Vodafone Group PLC
2.95%, 02/19/23	380,000	372,024
4.13%, 05/30/25	150,000	150,308
4.38%, 05/30/28	1,200,000	1,189,278
7.88%, 02/15/30	150,000	186,707
6.15%, 02/27/37	150,000	161,018
5.25%, 05/30/48	300,000	286,343
Warner Media LLC
4.75%, 03/29/21	150,000	155,351
3.55%, 06/01/24 (a)	500,000	498,470
3.88%, 01/15/26 (a)	900,000	884,663
5.35%, 12/15/43	150,000	149,590
4.85%, 07/15/45 (a)	300,000	283,386
WPP Finance 2010
3.75%, 09/19/24	100,000	96,379
5.63%, 11/15/43	150,000	139,970
		56,442,721
Consumer Cyclical 1.8%
Advance Auto Parts, Inc.
4.50%, 01/15/22 (a)	150,000	152,752
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	750,000	734,422
3.40%, 12/06/27 (a)	500,000	479,179
4.50%, 11/28/34 (a)	250,000	253,477
4.20%, 12/06/47 (a)	200,000	188,878
Amazon.com, Inc.
1.90%, 08/21/20	250,000	247,191
2.50%, 11/29/22 (a)	230,000	227,820
3.80%, 12/05/24 (a)	195,000	203,502
3.15%, 08/22/27 (a)	1,000,000	987,247

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.80%, 12/05/34 (a)	150,000	167,465
3.88%, 08/22/37 (a)	250,000	249,527
4.95%, 12/05/44 (a)	330,000	375,409
4.05%, 08/22/47 (a)	500,000	501,615
American Honda Finance Corp.
2.65%, 02/12/21	150,000	149,617
1.70%, 09/09/21	150,000	145,353
2.90%, 02/16/24	590,000	582,267
2.30%, 09/09/26	300,000	275,920
Aptiv Corp.
4.15%, 03/15/24 (a)	250,000	251,298
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	204,191
AutoNation, Inc.
3.50%, 11/15/24 (a)	250,000	234,658
AutoZone, Inc.
2.88%, 01/15/23 (a)	250,000	243,595
3.13%, 07/15/23 (a)	100,000	98,567
Best Buy Co., Inc.
5.50%, 03/15/21 (a)	100,000	104,008
4.45%, 10/01/28 (a)	100,000	96,885
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	350,000	342,001
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	97,380
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	250,000	247,408
3.00%, 05/18/27 (a)	500,000	489,237
Cummins, Inc.
4.88%, 10/01/43 (a)	150,000	165,997
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	250,000	264,352
Daimler Finance North America LLC
8.50%, 01/18/31	200,000	272,954
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	96,633
Dollar General Corp.
3.88%, 04/15/27 (a)	100,000	98,615
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	150,000	143,191
eBay, Inc.
2.60%, 07/15/22 (a)	195,000	191,034
2.75%, 01/30/23 (a)	500,000	488,020
4.00%, 07/15/42 (a)	150,000	120,496
Expedia Group, Inc.
3.80%, 02/15/28 (a)	200,000	189,378
Family Dollar Stores, Inc.
5.00%, 02/01/21	500,000	513,955
Ford Motor Co.
4.35%, 12/08/26 (a)	330,000	299,077
6.63%, 10/01/28	200,000	204,657
7.45%, 07/16/31	393,000	415,032
Ford Motor Credit Co., LLC
3.16%, 08/04/20	300,000	297,245
3.20%, 01/15/21	200,000	197,339
5.75%, 02/01/21	250,000	256,859
3.47%, 04/05/21	405,000	398,414
5.88%, 08/02/21	200,000	206,834
2.98%, 08/03/22 (a)	500,000	471,521
4.38%, 08/06/23	250,000	243,203
4.69%, 06/09/25 (a)	500,000	472,906
4.13%, 08/04/25	250,000	228,734
4.39%, 01/08/26	200,000	182,839
Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Motors Co.
4.88%, 10/02/23	562,000	580,650
4.20%, 10/01/27 (a)	500,000	468,164
5.00%, 10/01/28 (a)	150,000	147,121
5.15%, 04/01/38 (a)	250,000	225,041
6.25%, 10/02/43	350,000	346,504
5.95%, 04/01/49 (a)	100,000	95,287
General Motors Financial Co., Inc.
2.45%, 11/06/20	150,000	147,553
3.20%, 07/06/21 (a)	250,000	247,566
4.20%, 11/06/21	150,000	151,925
3.45%, 04/10/22 (a)	500,000	496,896
3.25%, 01/05/23 (a)	250,000	244,341
3.70%, 05/09/23 (a)	562,000	554,604
5.25%, 03/01/26 (a)	450,000	456,834
3.85%, 01/05/28 (a)	500,000	453,427
GLP Capital LP/GLP Financing II, Inc.
4.88%, 11/01/20 (a)	150,000	152,625
4.38%, 04/15/21	100,000	101,743
5.38%, 11/01/23 (a)	250,000	260,548
5.38%, 04/15/26	150,000	154,929
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	198,547
Kohl's Corp.
4.25%, 07/17/25 (a)	350,000	345,303
Lear Corp.
3.80%, 09/15/27 (a)	200,000	186,467
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	495,000	494,742
3.38%, 09/15/25 (a)	474,000	463,003
3.10%, 05/03/27 (a)	150,000	141,741
4.65%, 04/15/42 (a)	195,000	188,922
3.70%, 04/15/46 (a)	150,000	127,229
4.05%, 05/03/47 (a)	150,000	134,174
Macy's Retail Holdings, Inc.
3.45%, 01/15/21 (a)	250,000	248,986
4.38%, 09/01/23 (a)	150,000	147,791
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	200,877
Marriott International, Inc.
2.88%, 03/01/21 (a)	100,000	99,289
3.75%, 03/15/25 (a)	330,000	327,721
3.13%, 06/15/26 (a)	150,000	141,586
Mastercard, Inc.
2.00%, 11/21/21 (a)	250,000	245,764
2.95%, 11/21/26 (a)	250,000	245,500
McDonald's Corp.
2.20%, 05/26/20 (a)	250,000	248,269
3.70%, 01/30/26 (a)	330,000	332,418
3.50%, 03/01/27 (a)	200,000	197,716
3.80%, 04/01/28 (a)	350,000	349,933
4.70%, 12/09/35 (a)	250,000	257,586
5.70%, 02/01/39	150,000	169,975
4.88%, 12/09/45 (a)	270,000	278,809
4.45%, 09/01/48 (a)	250,000	243,604
NIKE, Inc.
3.38%, 11/01/46 (a)	350,000	317,846
Nordstrom, Inc.
4.00%, 03/15/27 (a)	296,000	283,279
O'Reilly Automotive, Inc.
4.35%, 06/01/28 (a)	200,000	204,313
PACCAR Financial Corp.
3.15%, 08/09/21	250,000	249,838

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
QVC, Inc.
5.13%, 07/02/22	180,000	187,670
4.38%, 03/15/23	100,000	100,948
4.45%, 02/15/25 (a)	150,000	146,163
5.45%, 08/15/34 (a)	195,000	179,739
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	250,000	263,994
Sands China Ltd.
4.60%, 08/08/23 (a)	500,000	507,802
5.40%, 08/08/28 (a)	200,000	203,599
Starbucks Corp.
2.10%, 02/04/21 (a)	250,000	246,586
2.70%, 06/15/22 (a)	150,000	148,758
3.85%, 10/01/23 (a)	245,000	251,309
4.00%, 11/15/28 (a)	150,000	152,596
3.75%, 12/01/47 (a)	250,000	214,532
Target Corp.
2.90%, 01/15/22	150,000	150,985
3.50%, 07/01/24	263,000	269,947
4.00%, 07/01/42	75,000	72,864
3.90%, 11/15/47 (a)	500,000	471,871
The Home Depot, Inc.
4.40%, 04/01/21 (a)	250,000	257,445
3.25%, 03/01/22	250,000	253,564
2.63%, 06/01/22 (a)	250,000	248,872
2.70%, 04/01/23 (a)	250,000	250,122
3.75%, 02/15/24 (a)	195,000	202,417
5.88%, 12/16/36	830,000	1,008,825
4.20%, 04/01/43 (a)	330,000	333,020
4.88%, 02/15/44 (a)	195,000	215,360
4.50%, 12/06/48 (a)	150,000	159,055
3.50%, 09/15/56 (a)	150,000	132,439
The Western Union Co.
4.25%, 06/09/23 (a)	250,000	255,578
Toyota Motor Credit Corp.
4.25%, 01/11/21	150,000	153,933
1.90%, 04/08/21	250,000	245,347
2.95%, 04/13/21	250,000	250,790
2.75%, 05/17/21	500,000	500,726
3.40%, 09/15/21	639,000	648,954
3.30%, 01/12/22	250,000	252,953
2.63%, 01/10/23	100,000	98,583
3.20%, 01/11/27	150,000	149,193
Visa, Inc.
2.15%, 09/15/22 (a)	150,000	147,109
2.80%, 12/14/22 (a)	250,000	250,186
3.15%, 12/14/25 (a)	500,000	501,702
4.15%, 12/14/35 (a)	330,000	345,890
4.30%, 12/14/45 (a)	295,000	310,016
3.65%, 09/15/47 (a)	150,000	142,756
Walgreen Co.
4.40%, 09/15/42	500,000	450,469
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	580,000	582,595
Walmart, Inc.
1.90%, 12/15/20	250,000	246,935
3.13%, 06/23/21	600,000	606,355
2.55%, 04/11/23 (a)	850,000	843,249
3.40%, 06/26/23 (a)	150,000	153,009
3.30%, 04/22/24 (a)	250,000	254,660
3.70%, 06/26/28 (a)	500,000	512,998
5.25%, 09/01/35	150,000	175,524
3.95%, 06/28/38 (a)	250,000	251,162
4.30%, 04/22/44 (a)	750,000	784,976
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 12/15/47 (a)	150,000	140,720
4.05%, 06/29/48 (a)	400,000	404,094
		43,398,084
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.90%, 11/30/21 (a)	1,000,000	999,745
4.75%, 11/30/36 (a)	150,000	161,599
4.90%, 11/30/46 (a)	826,000	904,201
AbbVie, Inc.
2.30%, 05/14/21 (a)	250,000	245,777
2.90%, 11/06/22	400,000	394,081
2.85%, 05/14/23 (a)	750,000	731,967
3.75%, 11/14/23 (a)	150,000	151,672
3.60%, 05/14/25 (a)	200,000	196,802
3.20%, 05/14/26 (a)	500,000	473,172
4.50%, 05/14/35 (a)	250,000	234,119
4.30%, 05/14/36 (a)	500,000	456,773
4.40%, 11/06/42	250,000	222,497
4.70%, 05/14/45 (a)	150,000	137,626
4.88%, 11/14/48 (a)	500,000	470,388
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	88,278
Allergan Funding SCS
3.85%, 06/15/24 (a)	750,000	748,195
3.80%, 03/15/25 (a)	1,000,000	988,815
4.85%, 06/15/44 (a)	150,000	138,874
4.75%, 03/15/45 (a)	111,000	102,607
Altria Group, Inc.
4.75%, 05/05/21	150,000	154,866
2.95%, 05/02/23	450,000	441,387
3.80%, 02/14/24 (a)	250,000	251,019
2.63%, 09/16/26 (a)	100,000	89,595
4.80%, 02/14/29 (a)	750,000	750,248
4.25%, 08/09/42	250,000	202,113
4.50%, 05/02/43	100,000	82,914
5.38%, 01/31/44	200,000	186,497
5.95%, 02/14/49 (a)	200,000	200,476
6.20%, 02/14/59 (a)	200,000	201,036
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	200,000	198,527
4.30%, 12/15/47 (a)	150,000	131,052
Amgen, Inc.
3.45%, 10/01/20	750,000	756,261
1.85%, 08/19/21 (a)	300,000	291,577
2.65%, 05/11/22 (a)	150,000	147,932
3.63%, 05/22/24 (a)	250,000	253,912
2.60%, 08/19/26 (a)	330,000	305,782
4.40%, 05/01/45 (a)	250,000	235,067
4.66%, 06/15/51 (a)	925,000	887,238
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	350,000	348,491
3.30%, 02/01/23 (a)	500,000	503,330
3.70%, 02/01/24	150,000	152,486
3.65%, 02/01/26 (a)	300,000	296,849
4.70%, 02/01/36 (a)	405,000	391,557
4.63%, 02/01/44	150,000	137,630
4.90%, 02/01/46 (a)	1,450,000	1,392,404
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	250,000	246,332
3.50%, 01/12/24 (a)	300,000	303,364
4.15%, 01/23/25 (a)	150,000	154,864
4.00%, 04/13/28 (a)	650,000	646,369
4.75%, 01/23/29 (a)	250,000	261,499
4.90%, 01/23/31 (a)	250,000	262,509

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 04/15/38 (a)	150,000	137,815
8.20%, 01/15/39	250,000	336,374
5.45%, 01/23/39 (a)	300,000	315,760
4.60%, 04/15/48 (a)	150,000	138,377
4.44%, 10/06/48 (a)	500,000	451,328
5.55%, 01/23/49 (a)	400,000	421,819
4.75%, 04/15/58 (a)	250,000	227,857
5.80%, 01/23/59 (a)	300,000	321,289
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	250,000	253,396
2.50%, 08/11/26 (a)	350,000	330,152
3.75%, 09/15/47 (a)	200,000	185,715
Ascension Health
3.95%, 11/15/46	250,000	245,196
AstraZeneca PLC
2.38%, 11/16/20	300,000	297,061
3.38%, 11/16/25	200,000	196,859
4.00%, 01/17/29 (a)	500,000	503,280
6.45%, 09/15/37	330,000	402,744
4.00%, 09/18/42	150,000	137,834
BAT Capital Corp.
2.30%, 08/14/20	500,000	492,926
2.76%, 08/15/22 (a)	300,000	292,416
3.22%, 08/15/24 (a)	300,000	288,663
3.56%, 08/15/27 (a)	500,000	458,726
4.39%, 08/15/37 (a)	150,000	124,528
4.54%, 08/15/47 (a)	200,000	161,754
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	102,413
Baxter International, Inc.
1.70%, 08/15/21 (a)	100,000	96,723
2.60%, 08/15/26 (a)	229,000	213,471
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	100,000	98,769
Becton Dickinson & Co.
2.40%, 06/05/20	500,000	495,096
3.36%, 06/06/24 (a)	500,000	492,632
3.73%, 12/15/24 (a)	102,000	102,190
3.70%, 06/06/27 (a)	150,000	146,053
4.69%, 12/15/44 (a)	250,000	245,159
4.67%, 06/06/47 (a)	200,000	198,411
Biogen, Inc.
2.90%, 09/15/20	350,000	350,108
3.63%, 09/15/22	150,000	152,311
4.05%, 09/15/25 (a)	150,000	152,536
5.20%, 09/15/45 (a)	150,000	157,072
Boston Scientific Corp.
3.38%, 05/15/22	150,000	150,526
3.85%, 05/15/25	375,000	380,815
4.00%, 03/01/28 (a)	150,000	150,448
4.70%, 03/01/49 (a)	100,000	100,238
Bristol-Myers Squibb Co.
2.00%, 08/01/22	350,000	339,072
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	149,897
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	350,000	310,448
Campbell Soup Co.
3.30%, 03/19/25 (a)	250,000	235,837
4.15%, 03/15/28 (a)	500,000	479,253
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	600,000	577,507
3.75%, 09/15/25 (a)	330,000	325,545
4.90%, 09/15/45 (a)	180,000	166,005
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Celgene Corp.
2.88%, 08/15/20	724,000	721,851
2.25%, 08/15/21	150,000	146,305
3.25%, 02/20/23 (a)	150,000	148,860
3.45%, 11/15/27 (a)	250,000	238,000
5.25%, 08/15/43	500,000	504,637
5.00%, 08/15/45 (a)	250,000	247,047
4.55%, 02/20/48 (a)	150,000	139,073
Church & Dwight Co., Inc.
3.95%, 08/01/47 (a)	150,000	137,769
Cigna Corp.
3.75%, 07/15/23 (a)	500,000	506,563
4.38%, 10/15/28 (a)	500,000	507,492
4.80%, 08/15/38 (a)(h)	150,000	149,362
4.90%, 12/15/48 (a)	500,000	495,359
Colgate-Palmolive Co.
2.25%, 11/15/22	100,000	98,319
1.95%, 02/01/23	100,000	96,625
2.10%, 05/01/23	250,000	243,546
Conagra Brands, Inc.
3.80%, 10/22/21	250,000	252,330
4.85%, 11/01/28 (a)	250,000	250,998
5.30%, 11/01/38 (a)	150,000	142,828
5.40%, 11/01/48 (a)	150,000	140,962
Constellation Brands, Inc.
3.75%, 05/01/21	150,000	151,053
3.20%, 02/15/23 (a)	500,000	493,431
3.50%, 05/09/27 (a)	250,000	237,750
4.50%, 05/09/47 (a)	150,000	137,269
5.25%, 11/15/48 (a)	150,000	152,133
CVS Health Corp.
2.80%, 07/20/20 (a)	250,000	248,842
3.35%, 03/09/21	550,000	551,866
4.13%, 05/15/21 (a)	150,000	152,474
2.13%, 06/01/21 (a)	330,000	322,044
2.75%, 12/01/22 (a)	250,000	244,277
3.70%, 03/09/23 (a)	1,200,000	1,206,990
3.38%, 08/12/24 (a)	580,000	570,234
4.10%, 03/25/25 (a)	400,000	405,726
4.30%, 03/25/28 (a)	500,000	500,754
4.88%, 07/20/35 (a)	500,000	493,786
4.78%, 03/25/38 (a)	450,000	437,608
5.30%, 12/05/43 (a)	250,000	253,179
5.13%, 07/20/45 (a)	150,000	148,412
5.05%, 03/25/48 (a)	1,250,000	1,237,876
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	147,364
Diageo Capital PLC
4.83%, 07/15/20	100,000	102,613
2.63%, 04/29/23 (a)	50,000	49,389
Diageo Investment Corp.
2.88%, 05/11/22	350,000	349,882
8.00%, 09/15/22	150,000	174,057
4.25%, 05/11/42	150,000	152,631
Eli Lilly & Co.
2.35%, 05/15/22	300,000	295,824
2.75%, 06/01/25 (a)	100,000	98,169
3.88%, 03/15/39 (a)	100,000	98,812
3.70%, 03/01/45 (a)	130,000	123,717
3.95%, 05/15/47 (a)	250,000	246,490
3.95%, 03/15/49 (a)	150,000	147,257
4.15%, 03/15/59 (a)	100,000	97,805
Express Scripts Holding Co.
4.75%, 11/15/21	400,000	415,419
3.50%, 06/15/24 (a)	150,000	148,447

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 02/25/26 (a)	350,000	358,764
3.40%, 03/01/27 (a)	250,000	238,284
4.80%, 07/15/46 (a)	330,000	324,896
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	350,000	342,878
General Mills, Inc.
2.60%, 10/12/22 (a)	500,000	489,163
4.55%, 04/17/38 (a)	350,000	328,782
4.70%, 04/17/48 (a)	150,000	140,097
Gilead Sciences, Inc.
2.55%, 09/01/20	150,000	149,613
4.40%, 12/01/21 (a)	724,000	747,446
3.25%, 09/01/22 (a)	500,000	503,082
3.65%, 03/01/26 (a)	250,000	249,735
5.65%, 12/01/41 (a)	724,000	808,014
4.75%, 03/01/46 (a)	270,000	271,287
4.15%, 03/01/47 (a)	150,000	137,359
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	150,000	150,970
2.85%, 05/08/22	150,000	149,714
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	850,000	874,834
6.38%, 05/15/38	263,000	333,135
Hasbro, Inc.
5.10%, 05/15/44 (a)	200,000	176,323
HCA, Inc.
5.88%, 03/15/22	250,000	266,157
4.75%, 05/01/23	250,000	259,343
5.00%, 03/15/24	250,000	261,459
5.25%, 04/15/25	250,000	264,960
5.25%, 06/15/26 (a)	250,000	264,046
4.50%, 02/15/27 (a)	250,000	252,560
5.50%, 06/15/47 (a)	250,000	260,095
Johnson & Johnson
2.45%, 12/05/21	100,000	99,105
2.05%, 03/01/23 (a)	300,000	291,986
3.38%, 12/05/23	500,000	513,388
2.45%, 03/01/26 (a)	100,000	95,679
4.38%, 12/05/33 (a)	150,000	161,098
3.63%, 03/03/37 (a)	1,150,000	1,123,449
3.70%, 03/01/46 (a)	330,000	321,117
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	500,000	490,282
4.15%, 05/01/47 (a)	150,000	151,634
Kellogg Co.
3.25%, 05/14/21	150,000	149,680
2.65%, 12/01/23	500,000	486,421
Keurig Dr Pepper, Inc.
3.55%, 05/25/21 (h)	250,000	251,278
4.06%, 05/25/23 (a)(h)	250,000	252,949
4.42%, 05/25/25 (a)(h)	250,000	254,828
4.60%, 05/25/28 (a)(h)	500,000	504,799
4.99%, 05/25/38 (a)(h)	250,000	245,186
Kimberly-Clark Corp.
3.20%, 07/30/46 (a)	500,000	434,089
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	40,880
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	209,869
Kraft Heinz Foods Co.
3.50%, 06/06/22	685,000	683,089
3.50%, 07/15/22 (a)	250,000	249,297
4.00%, 06/15/23 (a)	150,000	151,840
6.88%, 01/26/39	600,000	661,531
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.20%, 07/15/45 (a)	330,000	307,530
4.38%, 06/01/46 (a)	330,000	274,168
Laboratory Corp. of America Holdings
3.20%, 02/01/22	100,000	99,613
3.60%, 02/01/25 (a)	150,000	147,727
3.60%, 09/01/27 (a)	150,000	144,958
4.70%, 02/01/45 (a)	150,000	140,989
Mayo Clinic
4.00%, 11/15/47	150,000	148,165
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	300,000	292,155
McKesson Corp.
2.70%, 12/15/22 (a)	100,000	97,475
3.80%, 03/15/24 (a)	330,000	331,842
4.75%, 05/30/29 (a)	300,000	308,235
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	156,539
5.90%, 11/01/39	150,000	179,414
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	600,000	597,163
Medtronic, Inc.
3.13%, 03/15/22 (a)	562,000	565,414
3.15%, 03/15/22	150,000	151,113
3.50%, 03/15/25	250,000	254,188
4.38%, 03/15/35	580,000	612,165
4.63%, 03/15/44 (a)	350,000	385,701
4.63%, 03/15/45	275,000	301,705
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/55	100,000	100,647
Merck & Co., Inc.
3.88%, 01/15/21 (a)	493,000	502,249
2.40%, 09/15/22 (a)	150,000	147,945
2.75%, 02/10/25 (a)	280,000	274,610
3.70%, 02/10/45 (a)	750,000	714,932
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	318,000	309,582
3.50%, 05/01/22	195,000	194,643
4.20%, 07/15/46 (a)	330,000	280,683
Mondelez International, Inc.
3.00%, 05/07/20	150,000	150,087
3.63%, 05/07/23 (a)	250,000	252,888
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	229,076
4.55%, 04/15/28 (a)	700,000	660,710
Newell Brands, Inc.
3.85%, 04/01/23 (a)	350,000	346,569
4.20%, 04/01/26 (a)	300,000	282,508
5.38%, 04/01/36 (a)	116,000	103,020
Northwell Healthcare, Inc.
4.26%, 11/01/47 (a)	150,000	143,912
Novartis Capital Corp.
3.40%, 05/06/24	100,000	102,398
3.00%, 11/20/25 (a)	250,000	248,874
3.10%, 05/17/27 (a)	900,000	888,867
4.40%, 05/06/44	250,000	266,473
NYU Langone Hospitals
4.78%, 07/01/44	100,000	107,375
PepsiCo, Inc.
3.13%, 11/01/20	150,000	150,970
1.70%, 10/06/21 (a)	1,000,000	974,752
2.75%, 03/05/22	250,000	250,375
2.38%, 10/06/26 (a)	250,000	234,330
4.60%, 07/17/45 (a)	400,000	435,809

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.45%, 04/14/46 (a)	500,000	535,026
3.45%, 10/06/46 (a)	200,000	183,220
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	291,000	274,506
Pfizer, Inc.
1.95%, 06/03/21	250,000	246,141
3.00%, 09/15/21	150,000	151,063
2.20%, 12/15/21	250,000	246,667
3.00%, 06/15/23	500,000	502,731
3.00%, 12/15/26	250,000	245,615
4.00%, 12/15/36	150,000	151,642
7.20%, 03/15/39	260,000	367,383
4.40%, 05/15/44	330,000	347,152
4.13%, 12/15/46	250,000	254,717
Philip Morris International, Inc.
2.90%, 11/15/21	230,000	230,042
2.38%, 08/17/22 (a)	200,000	195,206
3.25%, 11/10/24	330,000	326,949
3.38%, 08/11/25 (a)	330,000	329,782
6.38%, 05/16/38	100,000	117,698
4.50%, 03/20/42	500,000	472,374
3.88%, 08/21/42	100,000	87,193
4.13%, 03/04/43	150,000	134,754
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	500,000	492,853
Reynolds American, Inc.
3.25%, 06/12/20	150,000	149,944
4.45%, 06/12/25 (a)	195,000	196,943
5.70%, 08/15/35 (a)	150,000	148,112
7.25%, 06/15/37	250,000	273,599
5.85%, 08/15/45 (a)	250,000	238,561
Sanofi
4.00%, 03/29/21	250,000	255,890
3.63%, 06/19/28 (a)	250,000	253,849
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	489,027
2.88%, 09/23/23 (a)	500,000	483,001
3.20%, 09/23/26 (a)	335,000	315,392
Stryker Corp.
2.63%, 03/15/21 (a)	150,000	148,969
3.38%, 11/01/25 (a)	150,000	149,910
3.65%, 03/07/28 (a)	250,000	250,255
4.63%, 03/15/46 (a)	250,000	256,988
Sysco Corp.
2.60%, 10/01/20 (a)	500,000	497,154
3.30%, 07/15/26 (a)	150,000	144,861
3.25%, 07/15/27 (a)	150,000	144,172
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)(h)	150,000	152,575
5.00%, 11/26/28 (a)(h)	250,000	262,239
The Clorox Co.
3.50%, 12/15/24 (a)	250,000	252,588
The Coca-Cola Co.
3.15%, 11/15/20	195,000	196,465
2.20%, 05/25/22	500,000	492,470
3.20%, 11/01/23	150,000	152,878
2.88%, 10/27/25	100,000	99,019
2.25%, 09/01/26	562,000	522,131
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	250,000	242,921
The Hershey Co.
3.38%, 05/15/23 (a)	250,000	253,937
The JM Smucker Co.
3.50%, 03/15/25	637,000	624,205
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Kroger Co.
2.95%, 11/01/21 (a)	250,000	249,132
2.80%, 08/01/22 (a)	500,000	491,058
2.65%, 10/15/26 (a)	150,000	135,292
5.40%, 07/15/40 (a)	200,000	198,137
4.45%, 02/01/47 (a)	150,000	132,466
4.65%, 01/15/48 (a)	150,000	134,648
The Procter & Gamble Co.
2.70%, 02/02/26	600,000	586,940
2.45%, 11/03/26	491,000	468,430
The Toledo Hospital
5.33%, 11/15/28	150,000	154,273
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21 (a)	150,000	151,729
3.30%, 02/15/22	350,000	351,741
3.00%, 04/15/23 (a)	200,000	197,322
4.15%, 02/01/24 (a)	283,000	292,533
2.95%, 09/19/26 (a)	150,000	141,628
5.30%, 02/01/44 (a)	195,000	214,226
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	150,000	155,431
3.90%, 09/28/23 (a)	150,000	152,386
3.95%, 08/15/24 (a)	150,000	151,192
4.00%, 03/01/26 (a)	100,000	100,402
3.55%, 06/02/27 (a)	250,000	240,527
5.15%, 08/15/44 (a)	150,000	145,667
4.55%, 06/02/47 (a)	200,000	177,903
Unilever Capital Corp.
4.25%, 02/10/21	530,000	545,329
3.00%, 03/07/22	250,000	250,661
2.00%, 07/28/26	500,000	455,378
3.50%, 03/22/28 (a)	150,000	150,355
Whirlpool Corp.
4.85%, 06/15/21	150,000	154,601
3.70%, 05/01/25	100,000	98,150
4.50%, 06/01/46 (a)	100,000	82,918
Wyeth LLC
5.95%, 04/01/37	500,000	617,894
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	150,000	149,089
3.70%, 03/19/23 (a)	250,000	248,958
4.45%, 08/15/45 (a)	250,000	227,080
Zoetis, Inc.
3.45%, 11/13/20 (a)	250,000	251,422
3.25%, 02/01/23 (a)	70,000	69,639
3.90%, 08/20/28 (a)	250,000	248,989
4.70%, 02/01/43 (a)	195,000	199,126
		100,154,715
Energy 2.3%
Anadarko Finance Co.
7.50%, 05/01/31	250,000	304,388
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	200,000	205,599
6.45%, 09/15/36	150,000	169,018
7.95%, 06/15/39	150,000	184,741
6.60%, 03/15/46 (a)	150,000	178,215
Apache Corp.
3.25%, 04/15/22 (a)	250,000	247,942
2.63%, 01/15/23 (a)	250,000	240,650
4.38%, 10/15/28 (a)	150,000	147,608
6.00%, 01/15/37	184,000	191,014
4.75%, 04/15/43 (a)	300,000	273,204

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	250,000	237,377
4.08%, 12/15/47 (a)	200,000	176,776
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	500,000	508,860
BP Capital Markets America, Inc.
4.50%, 10/01/20	330,000	338,296
2.11%, 09/16/21 (a)	750,000	734,553
2.75%, 05/10/23	300,000	295,343
3.94%, 09/21/28 (a)	150,000	154,672
4.23%, 11/06/28 (a)	150,000	157,939
BP Capital Markets PLC
3.06%, 03/17/22	250,000	250,720
3.81%, 02/10/24	250,000	257,086
3.54%, 11/04/24	200,000	203,305
3.28%, 09/19/27 (a)	750,000	737,655
Buckeye Partners LP
3.95%, 12/01/26 (a)	400,000	374,671
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	150,000	146,730
3.90%, 02/01/25 (a)	180,000	180,795
6.45%, 06/30/33	295,000	342,701
6.25%, 03/15/38	330,000	379,221
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	241,878
6.75%, 11/15/39	250,000	264,506
5.40%, 06/15/47 (a)	250,000	235,038
Chevron Corp.
2.10%, 05/16/21 (a)	150,000	148,011
2.36%, 12/05/22 (a)	750,000	738,584
3.19%, 06/24/23 (a)	1,000,000	1,010,894
2.95%, 05/16/26 (a)	100,000	98,452
Cimarex Energy Co.
4.38%, 06/01/24 (a)	330,000	335,883
Concho Resources, Inc.
4.38%, 01/15/25 (a)	200,000	202,515
4.30%, 08/15/28 (a)	250,000	251,917
ConocoPhillips Co.
4.95%, 03/15/26 (a)	550,000	603,034
6.50%, 02/01/39	800,000	1,047,873
Continental Resources, Inc.
5.00%, 09/15/22 (a)	200,000	202,295
4.50%, 04/15/23 (a)	250,000	255,022
4.38%, 01/15/28 (a)	250,000	249,435
Devon Energy Corp.
5.85%, 12/15/25 (a)	250,000	276,363
5.60%, 07/15/41 (a)	400,000	433,755
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (a)	263,000	274,970
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	300,000	298,281
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	395,000	402,341
5.50%, 09/15/40 (a)	180,000	195,892
Enbridge, Inc.
3.70%, 07/15/27 (a)	900,000	884,453
Encana Corp.
3.90%, 11/15/21 (a)	150,000	151,617
6.63%, 08/15/37	250,000	284,814
Energy Transfer Operating LP
4.15%, 10/01/20 (a)	500,000	505,906
5.20%, 02/01/22 (a)(b)	500,000	521,515
3.60%, 02/01/23 (a)	150,000	149,528
4.95%, 06/15/28 (a)	150,000	153,066
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.90%, 03/15/35 (a)	230,000	214,793
5.80%, 06/15/38 (a)	150,000	153,392
6.13%, 12/15/45 (a)	465,000	485,372
6.00%, 06/15/48 (a)	150,000	155,447
6.25%, 04/15/49 (a)	250,000	269,224
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	150,000	150,379
3.90%, 02/15/24 (a)	195,000	199,906
3.75%, 02/15/25 (a)	230,000	233,255
3.70%, 02/15/26 (a)	250,000	250,731
3.95%, 02/15/27 (a)	150,000	152,542
4.15%, 10/16/28 (a)	250,000	256,873
6.13%, 10/15/39	350,000	408,335
4.85%, 03/15/44 (a)	150,000	153,631
5.10%, 02/15/45 (a)	300,000	316,620
4.90%, 05/15/46 (a)	750,000	772,406
EOG Resources, Inc.
2.63%, 03/15/23 (a)	110,000	107,814
3.90%, 04/01/35 (a)	424,000	414,668
EQM Midstream Partners LP
5.50%, 07/15/28 (a)	150,000	149,748
EQT Corp.
3.00%, 10/01/22 (a)	100,000	96,456
EQT Midstream Partners LP
4.75%, 07/15/23 (a)	250,000	252,002
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	491,000	486,923
2.40%, 03/06/22 (a)	150,000	148,667
2.73%, 03/01/23 (a)	500,000	498,024
3.57%, 03/06/45 (a)	330,000	316,122
4.11%, 03/01/46 (a)	250,000	260,645
Halliburton Co.
3.50%, 08/01/23 (a)	100,000	100,711
3.80%, 11/15/25 (a)	600,000	603,444
4.85%, 11/15/35 (a)	150,000	152,159
7.45%, 09/15/39	200,000	262,753
5.00%, 11/15/45 (a)	330,000	339,790
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)(h)	330,000	337,662
Hess Corp.
5.80%, 04/01/47 (a)	500,000	499,276
HollyFrontier Corp.
5.88%, 04/01/26 (a)	250,000	264,000
Husky Energy, Inc.
4.00%, 04/15/24 (a)	300,000	301,807
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	282,012
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (a)	250,000	254,560
4.30%, 05/01/24 (a)	296,000	304,815
6.95%, 01/15/38	330,000	395,072
4.70%, 11/01/42 (a)	195,000	183,732
5.40%, 09/01/44 (a)	195,000	199,379
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	150,000	148,510
4.30%, 06/01/25 (a)	195,000	199,763
7.75%, 01/15/32	150,000	188,490
5.30%, 12/01/34 (a)	250,000	258,205
5.55%, 06/01/45 (a)	330,000	346,780
5.05%, 02/15/46 (a)	200,000	198,315
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	250,000	259,103
4.85%, 02/01/49 (a)	150,000	152,942

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Oil Corp.
4.40%, 07/15/27 (a)	750,000	757,291
Marathon Petroleum Corp.
5.13%, 03/01/21	150,000	155,240
4.75%, 12/15/23 (a)(h)	150,000	156,028
3.63%, 09/15/24 (a)	230,000	227,822
3.80%, 04/01/28 (a)(h)	100,000	96,097
5.00%, 09/15/54 (a)	250,000	231,711
MPLX LP
4.88%, 12/01/24 (a)	500,000	522,293
4.00%, 03/15/28 (a)	150,000	145,006
4.80%, 02/15/29 (a)	150,000	153,780
4.50%, 04/15/38 (a)	150,000	138,529
5.20%, 03/01/47 (a)	200,000	195,333
4.70%, 04/15/48 (a)	600,000	551,052
5.50%, 02/15/49 (a)	150,000	153,563
4.90%, 04/15/58 (a)	100,000	89,080
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	150,000	145,504
3.95%, 12/01/42 (a)	150,000	122,733
Noble Energy, Inc.
3.85%, 01/15/28 (a)	500,000	474,416
6.00%, 03/01/41 (a)	150,000	156,042
Occidental Petroleum Corp.
2.70%, 02/15/23 (a)	250,000	246,789
3.40%, 04/15/26 (a)	100,000	100,247
4.40%, 04/15/46 (a)	530,000	543,415
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	155,779
6.65%, 10/01/36	250,000	277,951
ONEOK, Inc.
4.55%, 07/15/28 (a)	250,000	253,745
5.20%, 07/15/48 (a)	250,000	251,039
Phillips 66
4.30%, 04/01/22	150,000	155,302
3.90%, 03/15/28 (a)	250,000	248,979
4.65%, 11/15/34 (a)	150,000	155,373
4.88%, 11/15/44 (a)	350,000	365,138
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	330,000	323,548
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (a)	250,000	255,364
2.85%, 01/31/23 (a)	250,000	240,783
4.50%, 12/15/26 (a)	330,000	330,299
6.65%, 01/15/37	250,000	273,688
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (a)	500,000	517,353
5.75%, 05/15/24 (a)	380,000	411,560
5.00%, 03/15/27 (a)	500,000	519,852
4.20%, 03/15/28 (a)	150,000	148,200
Shell International Finance BV
2.13%, 05/11/20	600,000	595,996
2.25%, 11/10/20	150,000	148,890
1.88%, 05/10/21	250,000	245,487
2.25%, 01/06/23	250,000	244,310
3.25%, 05/11/25	330,000	331,436
2.88%, 05/10/26	150,000	145,891
2.50%, 09/12/26	150,000	141,707
3.88%, 11/13/28 (a)	250,000	259,453
6.38%, 12/15/38	500,000	654,414
3.63%, 08/21/42	330,000	310,505
4.38%, 05/11/45	330,000	347,578
4.00%, 05/10/46	330,000	330,128
3.75%, 09/12/46	100,000	95,558
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	330,000	316,984
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	374,000	376,621
6.50%, 06/15/38	500,000	604,236
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	750,000	760,899
5.40%, 10/01/47 (a)	500,000	480,531
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	500,000	595,323
The Williams Cos., Inc.
3.60%, 03/15/22 (a)	195,000	196,228
3.70%, 01/15/23 (a)	150,000	150,057
4.30%, 03/04/24 (a)	1,000,000	1,024,062
8.75%, 03/15/32	250,000	336,691
6.30%, 04/15/40	500,000	564,714
4.85%, 03/01/48 (a)	150,000	143,735
Total Capital International S.A.
2.75%, 06/19/21	250,000	249,979
2.88%, 02/17/22	500,000	500,373
3.75%, 04/10/24	100,000	103,022
Total Capital S.A.
4.25%, 12/15/21	250,000	259,633
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	200,000	211,644
4.25%, 05/15/28 (a)	500,000	511,130
5.60%, 03/31/34	100,000	109,943
5.00%, 10/16/43 (a)	750,000	758,385
5.10%, 03/15/49 (a)	150,000	155,376
Valero Energy Corp.
3.40%, 09/15/26 (a)	500,000	479,429
4.90%, 03/15/45	230,000	234,517
Western Midstream Operating LP
3.95%, 06/01/25 (a)	330,000	319,684
4.50%, 03/01/28 (a)	150,000	145,409
5.50%, 08/15/48 (a)	100,000	93,918
		54,953,972
Industrial Other 0.1%
Cintas Corp. No 2
3.25%, 06/01/22 (a)	100,000	100,459
3.70%, 04/01/27 (a)	500,000	500,435
Fluor Corp.
3.50%, 12/15/24 (a)	500,000	496,179
Massachusetts Institute of Technology
5.60%, 07/01/11	150,000	194,550
President & Fellows of Harvard College
3.30%, 07/15/56 (a)	100,000	88,279
Steelcase, Inc.
5.13%, 01/18/29 (a)	100,000	101,386
The George Washington University
4.13%, 09/15/48 (a)	150,000	150,795
University of Southern California
3.84%, 10/01/47 (a)	150,000	149,018
William Marsh Rice University
3.57%, 05/15/45	200,000	191,284
		1,972,385
Technology 2.0%
Adobe, Inc.
3.25%, 02/01/25 (a)	250,000	252,081
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	250,000	254,469

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Alphabet, Inc.
3.38%, 02/25/24	445,000	457,459
Amphenol Corp.
2.20%, 04/01/20	250,000	248,689
Analog Devices, Inc.
3.13%, 12/05/23 (a)	500,000	490,136
Apple, Inc.
2.00%, 05/06/20	250,000	248,199
2.00%, 11/13/20	600,000	593,897
2.25%, 02/23/21 (a)	400,000	396,790
2.85%, 05/06/21	330,000	330,872
1.55%, 08/04/21 (a)	250,000	243,423
2.15%, 02/09/22	100,000	98,456
2.70%, 05/13/22	1,000,000	997,482
2.40%, 05/03/23	580,000	569,601
3.00%, 02/09/24 (a)	250,000	250,488
2.50%, 02/09/25	539,000	521,735
3.20%, 05/13/25	250,000	251,169
3.25%, 02/23/26 (a)	80,000	80,055
3.35%, 02/09/27 (a)	600,000	600,035
2.90%, 09/12/27 (a)	500,000	483,382
3.85%, 05/04/43	330,000	319,914
4.45%, 05/06/44	150,000	157,458
4.65%, 02/23/46 (a)	1,500,000	1,619,120
4.25%, 02/09/47 (a)	195,000	199,706
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	258,022
3.30%, 04/01/27 (a)	400,000	395,644
5.10%, 10/01/35 (a)	150,000	164,765
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	250,000	236,907
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	203,268
Avnet, Inc.
4.88%, 12/01/22	100,000	102,444
Baidu, Inc.
3.00%, 06/30/20	250,000	249,315
4.13%, 06/30/25	500,000	504,250
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	650,000	638,738
2.65%, 01/15/23 (a)	150,000	143,053
3.63%, 01/15/24 (a)	250,000	242,996
3.13%, 01/15/25 (a)	500,000	464,163
3.88%, 01/15/27 (a)	150,000	138,974
3.50%, 01/15/28 (a)	250,000	221,708
Cisco Systems, Inc.
2.45%, 06/15/20	250,000	249,295
2.20%, 02/28/21	300,000	297,103
3.50%, 06/15/25	762,000	778,034
2.95%, 02/28/26	200,000	195,717
5.50%, 01/15/40	450,000	551,286
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	95,987
Corning, Inc.
5.35%, 11/15/48 (a)	250,000	266,961
4.38%, 11/15/57 (a)	100,000	87,655
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(h)	300,000	305,617
5.45%, 06/15/23 (a)(h)	500,000	525,991
6.02%, 06/15/26 (a)(h)	430,000	456,625
8.10%, 07/15/36 (a)(h)	250,000	283,199
8.35%, 07/15/46 (a)(h)	195,000	228,474
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fidelity National Information Services, Inc.
5.00%, 10/15/25 (a)	92,000	97,029
4.25%, 05/15/28 (a)	250,000	250,658
4.75%, 05/15/48 (a)	150,000	139,693
Fiserv, Inc.
2.70%, 06/01/20 (a)	195,000	193,771
4.75%, 06/15/21	150,000	153,852
4.20%, 10/01/28 (a)	250,000	247,304
Flex Ltd
4.75%, 06/15/25 (a)	200,000	203,776
Harris Corp.
6.15%, 12/15/40	195,000	231,297
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	500,000	502,924
4.40%, 10/15/22 (a)	350,000	361,781
6.35%, 10/15/45 (a)	362,000	367,127
HP, Inc.
4.05%, 09/15/22	400,000	407,866
6.00%, 09/15/41	150,000	153,296
IBM Credit LLC
3.45%, 11/30/20	350,000	353,361
Intel Corp.
3.30%, 10/01/21	263,000	267,436
2.70%, 12/15/22	150,000	149,570
2.88%, 05/11/24 (a)	750,000	743,936
3.70%, 07/29/25 (a)	550,000	566,682
4.80%, 10/01/41	195,000	217,785
4.10%, 05/19/46 (a)	550,000	550,787
International Business Machines Corp.
2.25%, 02/19/21	330,000	325,715
3.38%, 08/01/23	200,000	201,809
3.63%, 02/12/24	200,000	204,211
3.45%, 02/19/26	300,000	300,845
3.30%, 01/27/27	500,000	491,167
6.22%, 08/01/27	230,000	271,089
5.60%, 11/30/39	150,000	173,545
4.70%, 02/19/46	150,000	158,043
Juniper Networks, Inc.
4.50%, 03/15/24	300,000	307,471
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	150,751
KLA-Tencor Corp.
4.65%, 11/01/24 (a)	230,000	241,558
Lam Research Corp.
2.80%, 06/15/21 (a)	100,000	99,401
3.80%, 03/15/25 (a)	330,000	333,814
Micron Technology, Inc.
4.98%, 02/06/26 (a)	250,000	249,482
Microsoft Corp.
2.00%, 11/03/20 (a)	350,000	346,531
1.55%, 08/08/21 (a)	1,350,000	1,315,559
2.40%, 02/06/22 (a)	250,000	248,228
2.38%, 02/12/22 (a)	150,000	148,888
2.00%, 08/08/23 (a)	500,000	484,283
3.13%, 11/03/25 (a)	330,000	332,666
3.30%, 02/06/27 (a)	250,000	251,483
3.50%, 02/12/35 (a)	250,000	244,895
3.45%, 08/08/36 (a)	500,000	486,050
4.10%, 02/06/37 (a)	300,000	314,201
4.50%, 10/01/40	750,000	817,875
3.70%, 08/08/46 (a)	2,224,000	2,173,799
4.25%, 02/06/47 (a)	100,000	106,265
4.00%, 02/12/55 (a)	250,000	248,236
3.95%, 08/08/56 (a)	150,000	147,455

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Motorola Solutions, Inc.
3.75%, 05/15/22	150,000	150,796
3.50%, 03/01/23	330,000	325,917
4.60%, 02/23/28 (a)	150,000	147,457
NetApp, Inc.
3.38%, 06/15/21 (a)	230,000	230,594
NVIDIA Corp.
2.20%, 09/16/21 (a)	330,000	324,552
3.20%, 09/16/26 (a)	100,000	97,577
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(h)	250,000	262,780
Oracle Corp.
2.50%, 05/15/22 (a)	250,000	247,050
2.63%, 02/15/23 (a)	500,000	494,100
3.63%, 07/15/23	562,000	577,973
2.40%, 09/15/23 (a)	500,000	486,534
2.95%, 05/15/25 (a)	751,000	738,499
2.65%, 07/15/26 (a)	500,000	475,525
3.25%, 11/15/27 (a)	250,000	246,516
3.90%, 05/15/35 (a)	350,000	343,876
3.80%, 11/15/37 (a)	750,000	720,253
6.13%, 07/08/39	500,000	619,219
5.38%, 07/15/40	50,000	57,179
4.50%, 07/08/44 (a)	330,000	341,971
4.13%, 05/15/45 (a)	150,000	145,880
4.00%, 07/15/46 (a)	70,000	67,052
4.00%, 11/15/47 (a)	150,000	143,068
4.38%, 05/15/55 (a)	150,000	149,753
QUALCOMM, Inc.
3.00%, 05/20/22	350,000	348,995
2.60%, 01/30/23 (a)	150,000	145,913
3.25%, 05/20/27 (a)	1,100,000	1,045,632
4.65%, 05/20/35 (a)	300,000	293,826
salesforce.com, Inc.
3.70%, 04/11/28 (a)	300,000	307,766
Seagate HDD
4.75%, 01/01/25	150,000	144,473
4.88%, 06/01/27 (a)	250,000	233,503
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	601,000	582,620
4.15%, 05/15/48 (a)	150,000	153,166
Total System Services, Inc.
3.80%, 04/01/21 (a)	200,000	200,817
3.75%, 06/01/23 (a)	100,000	99,751
4.45%, 06/01/28 (a)	100,000	100,256
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	99,269
3.13%, 08/15/27 (a)	100,000	94,714
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	152,099
VMware, Inc.
2.30%, 08/21/20	450,000	444,689
2.95%, 08/21/22 (a)	150,000	147,054
3.90%, 08/21/27 (a)	200,000	186,890
		47,461,607
Transportation 0.6%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/27	406,589	393,979
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	175,402	167,602
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/29	135,000	133,002
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (a)	300,000	300,783
3.00%, 03/15/23 (a)	150,000	149,911
6.20%, 08/15/36	150,000	185,617
4.90%, 04/01/44 (a)	100,000	110,317
3.90%, 08/01/46 (a)	250,000	241,398
4.05%, 06/15/48 (a)	750,000	738,211
4.15%, 12/15/48 (a)	500,000	504,458
Canadian National Railway Co.
2.75%, 03/01/26 (a)	600,000	578,894
4.45%, 01/20/49 (a)	150,000	163,673
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	150,000	153,860
4.80%, 09/15/35 (a)	300,000	317,489
Cie de Chemin de Fer Canadien Pacifique
2.90%, 02/01/25 (a)	150,000	145,323
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	109,395	110,547
CSX Corp.
3.70%, 10/30/20 (a)	250,000	252,591
3.40%, 08/01/24 (a)	150,000	150,655
6.22%, 04/30/40	1,000,000	1,194,542
Delta Air Lines, Inc.
2.60%, 12/04/20	500,000	494,068
FedEx Corp.
2.63%, 08/01/22	150,000	147,567
3.25%, 04/01/26 (a)	250,000	243,519
3.30%, 03/15/27 (a)	250,000	240,126
3.40%, 02/15/28 (a)	500,000	479,830
3.88%, 08/01/42	150,000	128,413
4.10%, 02/01/45	500,000	436,638
4.95%, 10/17/48 (a)	150,000	149,057
Kansas City Southern
4.70%, 05/01/48 (a)	150,000	150,101
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/27	206,807	200,933
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	300,000	289,569
3.95%, 10/01/42 (a)	330,000	309,948
4.65%, 01/15/46 (a)	150,000	154,434
4.05%, 08/15/52 (a)	150,000	139,074
Norfolk Southern Railway Co.
9.75%, 06/15/20	250,000	271,106
Ryder System, Inc.
3.40%, 03/01/23 (a)	250,000	248,545
3.75%, 06/09/23 (a)	150,000	151,038
Southwest Airlines Co.
2.65%, 11/05/20 (a)	200,000	198,927
3.00%, 11/15/26 (a)	145,000	137,147
Union Pacific Corp.
4.16%, 07/15/22 (a)	362,000	375,415
3.65%, 02/15/24 (a)	500,000	509,288
3.25%, 08/15/25 (a)	330,000	328,464
3.95%, 09/10/28 (a)	250,000	255,815
4.38%, 09/10/38 (a)	150,000	149,911
4.05%, 11/15/45 (a)	700,000	655,042
4.38%, 11/15/65 (a)	300,000	273,127
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	120,833	121,311
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	138,127	131,219
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	150,000	146,365

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	246,257
2.50%, 04/01/23 (a)	250,000	245,929
3.05%, 11/15/27 (a)	250,000	244,219
6.20%, 01/15/38	195,000	242,864
4.88%, 11/15/40 (a)	250,000	274,526
		14,762,644
		368,666,446

Utility 1.7%
Electric 1.6%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	253,805
Alabama Power Co.
3.70%, 12/01/47 (a)	600,000	552,094
Ameren Illinois Co.
2.70%, 09/01/22 (a)	263,000	260,147
4.15%, 03/15/46 (a)	150,000	150,788
Arizona Public Service Co.
4.50%, 04/01/42 (a)	300,000	305,990
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	291,640
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	100,000	100,520
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	750,000	744,875
3.25%, 04/15/28 (a)	350,000	339,956
6.13%, 04/01/36	98,000	119,230
4.45%, 01/15/49 (a)	500,000	503,809
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	507,000	471,304
4.50%, 04/01/44 (a)	250,000	264,530
Commonwealth Edison Co.
3.80%, 10/01/42 (a)	150,000	142,227
4.00%, 03/01/48 (a)	150,000	147,189
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	208,764
5.30%, 03/01/35	230,000	252,432
5.85%, 03/15/36	150,000	175,886
4.20%, 03/15/42	500,000	490,185
4.45%, 03/15/44 (a)	230,000	234,222
4.50%, 12/01/45 (a)	150,000	153,097
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	100,000	97,776
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	332,809
3.95%, 05/15/43 (a)	330,000	328,222
Dominion Energy, Inc.
2.58%, 07/01/20 (a)	500,000	495,068
2.00%, 08/15/21 (a)	250,000	242,668
2.85%, 08/15/26 (a)	300,000	280,237
5.25%, 08/01/33	330,000	359,947
4.05%, 09/15/42 (a)	250,000	230,847
5.75%, 10/01/54 (a)(c)	250,000	250,431
DPL, Inc.
7.25%, 10/15/21 (a)	250,000	269,063
DTE Energy Co.
2.85%, 10/01/26 (a)	750,000	696,338
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	150,000	155,739
6.45%, 10/15/32	230,000	287,576
5.30%, 02/15/40	150,000	173,856
4.25%, 12/15/41 (a)	55,000	56,093
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Corp.
1.80%, 09/01/21 (a)	150,000	145,213
3.55%, 09/15/21 (a)	250,000	252,539
3.75%, 04/15/24 (a)	655,000	666,203
3.75%, 09/01/46 (a)	400,000	358,977
3.95%, 08/15/47 (a)	250,000	231,102
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	555,000	543,725
3.80%, 07/15/28 (a)	150,000	153,359
6.35%, 09/15/37	150,000	189,701
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	1,128,000	1,126,003
Emera US Finance LP
2.70%, 06/15/21 (a)	200,000	196,465
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	400,000	368,511
3.25%, 04/01/28 (a)	350,000	339,886
Entergy Texas, Inc.
4.50%, 03/30/39 (a)	250,000	254,767
Eversource Energy
2.75%, 03/15/22 (a)	200,000	197,646
3.15%, 01/15/25 (a)	330,000	323,645
Exelon Corp.
2.85%, 06/15/20 (a)	450,000	448,563
3.95%, 06/15/25 (a)	250,000	252,865
4.95%, 06/15/35 (a)(h)	330,000	339,442
5.63%, 06/15/35	500,000	554,090
Exelon Generation Co., LLC
4.00%, 10/01/20 (a)	250,000	252,269
3.40%, 03/15/22 (a)	500,000	501,137
6.25%, 10/01/39	312,000	330,703
FirstEnergy Corp.
3.90%, 07/15/27 (a)	500,000	495,786
7.38%, 11/15/31	250,000	322,622
4.85%, 07/15/47 (a)	150,000	155,007
Florida Power & Light Co.
5.69%, 03/01/40	300,000	368,934
5.25%, 02/01/41 (a)	350,000	407,895
4.05%, 06/01/42 (a)	350,000	352,332
Fortis, Inc.
3.06%, 10/04/26 (a)	250,000	233,804
Georgia Power Co.
2.85%, 05/15/22	150,000	147,699
Gulf Power Co.
3.30%, 05/30/27 (a)	450,000	441,837
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	98,968
6.25%, 07/15/39	150,000	183,461
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	96,257
Kansas City Power & Light Co.
4.20%, 03/15/48 (a)	300,000	292,948
MidAmerican Energy Co.
3.95%, 08/01/47 (a)	150,000	147,075
3.65%, 08/01/48 (a)	150,000	139,658
4.25%, 07/15/49 (a)	150,000	153,615
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	850,000	834,664
4.02%, 11/01/32 (a)	150,000	154,962
4.40%, 11/01/48 (a)	150,000	154,387
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	251,712

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Northern States Power Co.
4.00%, 08/15/45 (a)	150,000	147,465
3.60%, 05/15/46 (a)	150,000	140,300
3.60%, 09/15/47 (a)	500,000	467,034
NSTAR Electric Co.
5.50%, 03/15/40	400,000	462,772
Oglethorpe Power Corp.
5.38%, 11/01/40	200,000	215,502
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	250,000	251,078
Oncor Electric Delivery Co., LLC
7.00%, 05/01/32	115,000	151,172
4.55%, 12/01/41 (a)	580,000	624,348
PacifiCorp
2.95%, 02/01/22 (a)	250,000	250,543
6.00%, 01/15/39	330,000	402,439
4.13%, 01/15/49 (a)	150,000	148,251
PECO Energy Co.
3.90%, 03/01/48 (a)	150,000	145,188
PPL Capital Funding, Inc.
3.40%, 06/01/23 (a)	724,000	719,245
3.10%, 05/15/26 (a)	500,000	470,823
4.00%, 09/15/47 (a)	150,000	134,693
Progress Energy, Inc.
3.15%, 04/01/22 (a)	250,000	249,142
PSEG Power LLC
3.00%, 06/15/21 (a)	400,000	396,437
8.63%, 04/15/31 (b)	330,000	432,056
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	300,000	305,568
Public Service Electric & Gas Co.
3.80%, 03/01/46 (a)	150,000	142,908
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	450,038
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (a)	500,000	515,808
Southern California Edison Co.
3.40%, 06/01/23 (a)	250,000	244,739
3.50%, 10/01/23 (a)	300,000	295,087
3.65%, 03/01/28 (a)	250,000	239,795
5.55%, 01/15/37	150,000	160,457
4.50%, 09/01/40 (a)	150,000	147,658
4.65%, 10/01/43 (a)	150,000	149,549
4.00%, 04/01/47 (a)	250,000	226,143
4.13%, 03/01/48 (a)	250,000	230,808
Southern Power Co.
4.15%, 12/01/25 (a)	150,000	150,713
4.95%, 12/15/46 (a)	530,000	509,040
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	464,238
3.90%, 04/01/45 (a)	350,000	317,722
3.85%, 02/01/48 (a)	400,000	359,154
Tampa Electric Co.
4.30%, 06/15/48 (a)	500,000	486,185
The Southern Co.
2.35%, 07/01/21 (a)	500,000	492,961
2.95%, 07/01/23 (a)	250,000	245,693
4.25%, 07/01/36 (a)	150,000	143,632
Union Electric Co.
4.00%, 04/01/48 (a)	250,000	245,710
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Virginia Electric & Power Co.
6.00%, 05/15/37	300,000	360,023
8.88%, 11/15/38	150,000	229,068
4.60%, 12/01/48 (a)	150,000	157,159
Westar Energy, Inc.
3.10%, 04/01/27 (a)	200,000	193,472
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	100,000	103,223
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	228,271
Xcel Energy, Inc.
4.70%, 05/15/20 (a)	206,000	208,786
2.40%, 03/15/21 (a)	195,000	192,364
2.60%, 03/15/22 (a)	150,000	147,611
		38,031,865
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (a)	300,000	295,071
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	250,000	252,016
NiSource, Inc.
5.25%, 02/15/43 (a)	195,000	206,698
4.80%, 02/15/44 (a)	409,000	413,710
Sempra Energy
2.40%, 03/15/20 (a)	330,000	327,705
3.75%, 11/15/25 (a)	250,000	244,403
3.40%, 02/01/28 (a)	700,000	658,785
4.00%, 02/01/48 (a)	150,000	130,928
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	48,904
2.60%, 06/15/26 (a)	380,000	354,425
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	142,394
5.88%, 03/15/41 (a)	150,000	171,188
4.40%, 06/01/43 (a)	75,000	72,329
3.95%, 10/01/46 (a)	150,000	133,941
		3,452,497
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	149,642
3.75%, 09/01/47 (a)	600,000	556,893
		706,535
		42,190,897
Total Corporates
(Cost $612,325,902)		607,674,990

Treasuries 39.9% of net assets
Bonds
8.75%, 05/15/20	200,000	214,680
8.75%, 08/15/20 (b)	500,000	544,014
7.88%, 02/15/21	250,000	275,420
8.13%, 05/15/21	250,000	279,834
8.13%, 08/15/21	400,000	453,039
7.63%, 11/15/22	327,600	386,530
7.13%, 02/15/23 (b)	1,000,000	1,172,344
6.25%, 08/15/23	775,000	895,912
7.50%, 11/15/24	300,000	378,135
7.63%, 02/15/25	550,000	702,260
6.88%, 08/15/25	500,000	626,338
6.00%, 02/15/26 (b)	1,310,800	1,591,265

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.75%, 08/15/26	250,000	319,639
6.50%, 11/15/26	655,300	830,926
6.63%, 02/15/27 (b)	196,400	252,244
6.38%, 08/15/27	743,300	950,321
6.13%, 11/15/27 (b)	1,509,500	1,909,576
5.50%, 08/15/28 (b)	480,000	590,944
5.25%, 11/15/28	688,100	835,773
5.25%, 02/15/29	2,795,300	3,407,755
6.13%, 08/15/29	600,000	784,605
6.25%, 05/15/30	750,000	1,002,056
5.38%, 02/15/31	560,000	708,630
4.50%, 02/15/36	2,508,700	3,071,590
4.75%, 02/15/37	830,000	1,051,587
5.00%, 05/15/37	920,000	1,200,654
4.38%, 02/15/38	627,600	764,483
4.50%, 05/15/38	810,000	1,002,691
3.50%, 02/15/39	705,300	766,146
4.25%, 05/15/39	629,500	754,650
4.50%, 08/15/39	823,300	1,019,204
4.38%, 11/15/39	1,325,900	1,614,931
4.63%, 02/15/40 (b)	2,348,600	2,954,282
4.38%, 05/15/40	2,752,000	3,352,226
3.88%, 08/15/40 (b)	1,859,100	2,116,796
4.25%, 11/15/40	1,973,600	2,364,812
4.75%, 02/15/41 (b)	2,650,000	3,392,259
4.38%, 05/15/41	1,313,700	1,602,534
3.75%, 08/15/41	2,703,600	3,020,375
3.13%, 11/15/41	2,731,600	2,769,960
3.13%, 02/15/42	3,630,900	3,677,988
3.00%, 05/15/42	1,605,300	1,590,313
2.75%, 08/15/42	2,568,100	2,433,776
2.75%, 11/15/42	2,560,800	2,423,557
3.13%, 02/15/43 (b)	3,832,900	3,869,507
2.88%, 05/15/43	16,172,800	15,615,281
3.63%, 08/15/43	4,442,900	4,864,802
3.75%, 11/15/43 (b)	4,252,900	4,750,788
3.63%, 02/15/44	3,412,900	3,739,125
3.38%, 05/15/44	3,543,600	3,727,286
3.13%, 08/15/44	2,188,200	2,204,953
3.00%, 11/15/44	1,303,600	1,284,810
2.50%, 02/15/45 (b)	5,007,000	4,482,439
3.00%, 05/15/45	3,568,600	3,518,417
2.88%, 08/15/45	2,238,200	2,154,442
3.00%, 11/15/45	3,868,600	3,813,140
2.50%, 02/15/46	4,757,900	4,243,638
2.50%, 05/15/46	7,767,800	6,922,445
2.25%, 08/15/46	7,795,800	6,581,361
2.88%, 11/15/46 (b)	3,348,900	3,219,784
3.00%, 02/15/47	4,636,600	4,570,130
3.00%, 05/15/47	3,319,000	3,267,530
2.75%, 08/15/47	4,175,000	3,906,887
2.75%, 11/15/47	4,550,000	4,254,072
3.00%, 02/15/48	5,100,000	5,012,145
3.13%, 05/15/48	5,550,000	5,588,698
3.00%, 08/15/48	4,900,000	4,815,973
3.38%, 11/15/48	10,300,000	10,889,635
3.00%, 02/15/49	1,000,000	983,359
Notes
1.63%, 03/15/20	8,853,400	8,770,226
1.13%, 03/31/20	1,000,000	985,020
1.38%, 03/31/20	2,732,200	2,698,208
2.25%, 03/31/20	3,200,000	3,190,062
1.50%, 04/15/20	3,150,000	3,114,132
1.13%, 04/30/20	2,391,300	2,352,768
1.38%, 04/30/20	3,278,800	3,234,741
2.38%, 04/30/20	8,300,000	8,284,113
1.50%, 05/15/20	2,900,000	2,864,543
3.50%, 05/15/20	2,040,000	2,062,791
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 05/31/20	4,000,000	3,942,500
1.50%, 05/31/20	12,826,500	12,662,160
1.50%, 06/15/20	2,050,000	2,022,894
1.63%, 06/30/20 (b)	3,000,300	2,964,027
1.88%, 06/30/20	3,086,600	3,059,713
2.50%, 06/30/20	2,000,000	1,998,867
1.50%, 07/15/20	2,500,000	2,464,795
1.63%, 07/31/20	2,888,200	2,851,251
2.00%, 07/31/20 (b)	5,760,800	5,717,031
1.50%, 08/15/20	4,500,000	4,432,939
2.63%, 08/15/20	3,010,800	3,013,917
1.38%, 08/31/20	4,193,000	4,121,588
2.13%, 08/31/20	2,355,300	2,340,487
2.63%, 08/31/20	4,000,000	4,004,766
1.38%, 09/15/20	2,500,000	2,456,299
1.38%, 09/30/20 (b)	3,432,200	3,370,125
2.00%, 09/30/20	2,327,600	2,308,143
2.75%, 09/30/20	7,000,000	7,021,602
1.63%, 10/15/20	3,750,000	3,695,215
1.38%, 10/31/20	2,566,200	2,517,382
1.75%, 10/31/20	2,400,000	2,368,875
1.75%, 11/15/20 (b)	3,500,000	3,454,131
2.63%, 11/15/20 (b)	5,821,600	5,829,332
1.63%, 11/30/20	8,293,600	8,164,336
2.00%, 11/30/20	2,888,200	2,861,687
2.75%, 11/30/20	13,000,000	13,045,703
1.88%, 12/15/20	2,500,000	2,471,094
1.75%, 12/31/20 (b)	3,950,000	3,894,762
2.38%, 12/31/20	4,846,000	4,832,181
2.50%, 12/31/20	9,500,000	9,493,691
2.00%, 01/15/21 (b)	3,750,000	3,713,452
1.38%, 01/31/21	3,776,900	3,695,461
2.13%, 01/31/21	2,677,300	2,657,116
2.50%, 01/31/21	2,000,000	1,999,219
2.25%, 02/15/21	7,700,000	7,659,545
3.63%, 02/15/21	3,745,800	3,824,520
1.13%, 02/28/21	4,257,800	4,142,540
2.00%, 02/28/21	3,310,800	3,277,175
2.50%, 02/28/21	3,000,000	2,999,414
2.38%, 03/15/21	3,600,000	3,589,805
1.25%, 03/31/21	2,038,200	1,986,927
2.25%, 03/31/21	5,839,000	5,807,524
2.38%, 04/15/21	2,300,000	2,293,217
1.38%, 04/30/21	750,000	732,129
2.25%, 04/30/21	5,038,200	5,010,647
2.63%, 05/15/21	8,400,000	8,420,344
3.13%, 05/15/21	4,325,300	4,382,407
1.38%, 05/31/21	2,966,200	2,893,204
2.00%, 05/31/21	750,000	741,753
2.63%, 06/15/21	2,700,000	2,707,594
1.13%, 06/30/21 (b)	1,000,000	969,375
2.13%, 06/30/21	655,300	649,784
2.63%, 07/15/21	7,800,000	7,821,937
1.13%, 07/31/21	3,000,000	2,903,848
2.25%, 07/31/21	786,600	782,114
2.13%, 08/15/21	6,155,300	6,100,600
2.75%, 08/15/21	3,600,000	3,621,375
1.13%, 08/31/21	2,000,000	1,933,750
2.00%, 08/31/21	4,810,800	4,752,450
2.75%, 09/15/21	2,500,000	2,515,674
1.13%, 09/30/21	1,666,200	1,609,901
2.13%, 09/30/21 (b)	1,620,800	1,605,795
2.88%, 10/15/21	2,700,000	2,725,682
1.25%, 10/31/21	4,655,300	4,506,549
2.00%, 10/31/21	2,810,800	2,775,445
2.00%, 11/15/21 (b)	788,200	778,424
2.88%, 11/15/21	18,100,000	18,277,818
1.75%, 11/30/21 (b)	14,979,900	14,686,739

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 12/15/21	9,900,000	9,937,318
2.00%, 12/31/21	1,526,900	1,507,038
2.13%, 12/31/21	1,802,200	1,784,600
1.50%, 01/31/22	1,819,100	1,769,075
1.88%, 01/31/22	4,674,500	4,593,609
2.00%, 02/15/22	3,655,300	3,605,539
1.75%, 02/28/22	1,860,800	1,821,549
1.88%, 02/28/22 (b)	10,500,000	10,315,019
1.75%, 03/31/22 (b)	2,252,800	2,204,136
1.88%, 03/31/22	2,000,000	1,964,609
1.75%, 04/30/22 (b)	4,885,300	4,776,907
1.88%, 04/30/22	2,250,000	2,208,516
1.75%, 05/15/22	2,319,100	2,266,150
1.75%, 05/31/22	3,010,000	2,940,746
1.88%, 05/31/22	2,293,600	2,249,609
1.75%, 06/30/22	3,500,000	3,418,516
1.88%, 07/31/22	3,800,000	3,723,258
2.00%, 07/31/22	2,538,200	2,497,053
1.63%, 08/15/22	2,319,100	2,252,109
1.63%, 08/31/22	3,327,000	3,230,049
1.88%, 08/31/22 (b)	3,470,000	3,397,618
1.75%, 09/30/22	2,798,900	2,727,287
1.88%, 09/30/22	3,700,000	3,621,664
1.88%, 10/31/22	4,466,200	4,368,327
2.00%, 10/31/22	4,000,000	3,929,844
1.63%, 11/15/22	4,254,400	4,122,613
2.00%, 11/30/22 (b)	5,871,600	5,765,407
2.13%, 12/31/22	8,660,800	8,540,361
1.75%, 01/31/23	2,210,800	2,148,708
2.38%, 01/31/23	5,000,000	4,975,391
2.00%, 02/15/23	7,614,600	7,469,595
1.50%, 02/28/23	1,993,600	1,917,594
2.63%, 02/28/23	3,000,000	3,013,125
1.50%, 03/31/23	3,400,000	3,267,453
2.50%, 03/31/23	3,800,000	3,798,812
1.63%, 04/30/23	2,060,800	1,988,994
2.75%, 04/30/23	2,200,000	2,220,539
1.75%, 05/15/23	5,184,400	5,026,843
1.63%, 05/31/23	2,929,900	2,825,580
2.75%, 05/31/23	4,100,000	4,139,238
1.38%, 06/30/23	2,713,000	2,586,782
2.63%, 06/30/23	5,500,000	5,525,352
1.25%, 07/31/23	8,000,000	7,579,688
2.75%, 07/31/23	8,800,000	8,886,281
2.50%, 08/15/23	3,002,200	3,000,617
2.75%, 08/31/23	3,800,000	3,838,742
1.38%, 09/30/23	5,074,500	4,824,543
2.88%, 09/30/23	6,700,000	6,802,855
1.63%, 10/31/23	6,150,000	5,910,486
2.88%, 10/31/23	2,300,000	2,335,848
2.75%, 11/15/23 (b)	4,838,200	4,888,283
2.13%, 11/30/23 (b)	10,630,900	10,444,859
2.88%, 11/30/23	5,200,000	5,285,211
2.25%, 12/31/23	7,075,200	6,988,971
2.63%, 12/31/23	6,750,000	6,781,772
2.25%, 01/31/24 (b)	3,324,500	3,282,489
2.50%, 01/31/24	2,500,000	2,498,779
2.75%, 02/15/24 (b)	4,650,000	4,699,134
2.13%, 02/29/24	5,464,100	5,361,435
2.38%, 02/29/24	2,000,000	1,987,617
2.13%, 03/31/24	2,504,400	2,455,779
2.00%, 04/30/24	2,400,000	2,337,937
2.50%, 05/15/24 (b)	5,457,600	5,446,834
2.00%, 05/31/24	2,100,000	2,044,465
2.00%, 06/30/24 (b)	2,750,000	2,675,342
2.38%, 08/15/24 (b)	7,226,900	7,162,253
1.88%, 08/31/24	1,065,000	1,028,599
2.13%, 09/30/24	1,750,000	1,710,762
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 10/31/24	2,500,000	2,459,326
2.25%, 11/15/24 (b)	5,926,900	5,827,115
2.25%, 12/31/24	3,100,000	3,046,537
2.50%, 01/31/25	2,500,000	2,489,893
2.00%, 02/15/25	9,298,900	9,000,681
2.75%, 02/28/25	3,950,000	3,987,880
2.63%, 03/31/25	1,500,000	1,503,516
2.88%, 04/30/25	5,500,000	5,590,342
2.13%, 05/15/25	8,571,600	8,342,912
2.88%, 05/31/25	2,000,000	2,032,695
2.75%, 06/30/25	3,250,000	3,279,707
2.88%, 07/31/25	3,200,000	3,252,750
2.00%, 08/15/25 (b)	10,007,400	9,652,255
2.75%, 08/31/25	3,200,000	3,228,250
3.00%, 09/30/25	4,000,000	4,095,781
2.25%, 11/15/25	20,280,200	19,831,817
2.88%, 11/30/25	2,500,000	2,541,113
2.63%, 12/31/25	8,200,000	8,210,570
2.63%, 01/31/26	800,000	801,000
1.63%, 02/15/26	3,895,800	3,650,943
2.50%, 02/28/26	2,500,000	2,482,129
1.63%, 05/15/26	7,374,500	6,892,565
1.50%, 08/15/26 (b)	5,471,600	5,052,683
2.00%, 11/15/26 (b)	5,773,900	5,516,555
2.25%, 02/15/27 (b)	5,232,600	5,082,163
2.38%, 05/15/27 (b)	5,650,000	5,532,586
2.25%, 08/15/27	6,292,000	6,090,705
2.75%, 02/15/28	7,150,000	7,181,980
2.88%, 05/15/28	10,550,000	10,699,596
2.88%, 08/15/28	11,850,000	12,012,706
3.13%, 11/15/28	9,700,000	10,038,932
2.63%, 02/15/29	3,000,000	2,977,558
Total Treasuries
(Cost $966,735,130)		961,914,405

Government Related 6.3% of net assets

Agency 2.9%
Foreign 1.4%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	251,610
2.38%, 10/01/21	250,000	248,529
2.63%, 01/31/22	250,000	250,133
2.88%, 03/13/23	250,000	252,130
		1,002,402
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	250,000	257,995
Export Development Canada
2.00%, 11/30/20	250,000	247,482
1.38%, 10/21/21	250,000	242,394
2.00%, 05/17/22	150,000	147,309
2.50%, 01/24/23	150,000	149,333
Nexen, Inc.
5.88%, 03/10/35	195,000	229,799
6.40%, 05/15/37	150,000	189,156
7.50%, 07/30/39	100,000	141,146
		1,604,614

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	500,000	486,700
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	146,000	157,389
4.13%, 01/16/25	150,000	149,910
5.38%, 06/26/26 (a)	250,000	263,450
5.88%, 05/28/45	350,000	354,218
		924,967
Germany 0.6%
FMS Wertmanagement
2.00%, 08/01/22 (i)	250,000	245,017
Kreditanstalt Fuer Wiederaufbau
1.75%, 03/31/20 (i)	150,000	148,650
1.50%, 04/20/20 (i)	1,000,000	987,815
1.63%, 05/29/20 (i)	250,000	247,001
1.88%, 06/30/20 (i)	1,000,000	990,416
2.75%, 09/08/20 (i)	362,000	362,831
2.75%, 10/01/20 (i)	250,000	250,605
2.63%, 04/12/21 (i)	750,000	750,406
1.50%, 06/15/21 (i)	983,000	959,642
2.38%, 08/25/21 (i)	374,000	372,230
3.13%, 12/15/21 (i)	650,000	659,551
2.50%, 02/15/22 (i)	500,000	498,847
2.13%, 03/07/22 (b)(i)	500,000	493,641
2.13%, 06/15/22 (i)	350,000	345,083
2.38%, 12/29/22 (i)	650,000	644,949
2.13%, 01/17/23 (i)	2,200,000	2,162,297
2.63%, 02/28/24 (i)	750,000	749,556
2.50%, 11/20/24 (b)(i)	1,030,000	1,021,211
2.00%, 05/02/25 (i)	250,000	240,434
2.88%, 04/03/28 (i)	750,000	751,646
0.0, 06/29/37 (i)	250,000	135,594
Landwirtschaftliche Rentenbank
2.25%, 10/01/21 (i)	250,000	247,894
2.00%, 01/13/25 (i)	100,000	96,230
2.38%, 06/10/25 (i)	750,000	735,738
		14,097,284
Japan 0.2%
Japan Bank for International Cooperation
1.75%, 05/28/20	2,250,000	2,225,468
1.50%, 07/21/21	750,000	728,998
2.38%, 11/16/22	250,000	245,908
3.38%, 10/31/23	250,000	255,266
2.88%, 06/01/27	200,000	195,710
2.88%, 07/21/27	200,000	195,577
2.75%, 11/16/27	200,000	193,318
3.25%, 07/20/28	200,000	200,906
3.50%, 10/31/28	200,000	205,047
Japan International Cooperation Agency
2.75%, 04/27/27	200,000	194,908
		4,641,106
Mexico 0.2%
Petroleos Mexicanos
5.50%, 01/21/21	330,000	334,867
6.38%, 02/04/21	150,000	154,748
4.88%, 01/24/22	750,000	745,867
5.38%, 03/13/22	150,000	151,050
3.50%, 01/30/23	438,000	409,048
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.63%, 09/21/23	300,000	287,085
6.88%, 08/04/26	300,000	300,375
6.50%, 03/13/27	650,000	629,200
5.35%, 02/12/28	300,000	268,500
6.50%, 01/23/29	150,000	142,973
6.63%, 06/15/35	150,000	136,500
6.63%, 06/15/38	250,000	221,875
6.50%, 06/02/41	330,000	287,925
5.50%, 06/27/44	250,000	197,950
6.38%, 01/23/45	400,000	337,400
5.63%, 01/23/46 (h)	150,000	118,125
6.75%, 09/21/47	707,000	616,186
6.35%, 02/12/48	458,000	382,201
		5,721,875
Norway 0.1%
Equinor A.S.A.
2.75%, 11/10/21	150,000	149,944
2.45%, 01/17/23	100,000	98,502
3.70%, 03/01/24	393,000	405,431
3.63%, 09/10/28 (a)	150,000	152,784
5.10%, 08/17/40	164,000	186,673
4.25%, 11/23/41	150,000	153,632
3.95%, 05/15/43	150,000	148,128
		1,295,094
Republic of Korea 0.1%
Export-Import Bank of Korea
5.13%, 06/29/20	500,000	514,472
2.75%, 01/25/22	350,000	346,999
4.00%, 01/14/24	500,000	516,121
3.25%, 11/10/25	750,000	743,348
The Korea Development Bank
3.00%, 09/14/22	688,000	684,356
		2,805,296
Sweden 0.1%
Svensk Exportkredit AB
1.75%, 05/18/20	400,000	395,666
1.75%, 08/28/20	500,000	493,507
2.38%, 03/09/22	500,000	495,907
		1,385,080
		33,964,418
U.S. 1.5%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,250,000	1,239,160
Fannie Mae
1.50%, 06/22/20	1,180,000	1,164,058
1.50%, 07/30/20	500,000	492,901
1.90%, 10/27/20 (a)	250,000	246,792
2.88%, 10/30/20	500,000	502,547
1.50%, 11/30/20	164,000	161,056
1.88%, 12/28/20	350,000	346,003
1.38%, 02/26/21	500,000	488,977
1.38%, 10/07/21	1,000,000	970,929
2.00%, 01/05/22	100,000	98,587
2.38%, 01/19/23	2,100,000	2,088,904
2.63%, 09/06/24	1,830,000	1,829,943
2.13%, 04/24/26	1,000,000	955,639
1.88%, 09/24/26 (b)	1,000,000	933,242
6.03%, 10/08/27	164,000	202,000
6.63%, 11/15/30	1,030,000	1,379,120
5.63%, 07/15/37	100,000	131,511

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Farm Credit Bank
1.95%, 11/02/21	750,000	738,427
1.92%, 04/19/22 (a)	330,000	323,758
Federal Home Loan Bank
1.70%, 05/15/20 (a)	250,000	247,337
2.63%, 05/28/20	800,000	800,754
1.75%, 07/13/20 (a)	350,000	345,786
2.63%, 10/01/20	3,500,000	3,503,195
1.13%, 07/14/21	750,000	726,616
3.00%, 10/12/21	1,000,000	1,011,503
1.88%, 11/29/21	655,000	643,834
1.88%, 12/09/22	1,640,000	1,600,196
3.25%, 11/16/28	1,750,000	1,788,559
5.50%, 07/15/36	330,000	422,539
Freddie Mac
1.80%, 04/13/20 (a)	350,000	347,065
1.38%, 04/20/20	750,000	740,344
2.50%, 04/23/20	2,500,000	2,499,397
1.88%, 11/17/20	500,000	494,283
1.13%, 08/12/21	500,000	484,007
1.93%, 08/27/21 (a)	500,000	491,068
2.38%, 01/13/22	1,300,000	1,294,454
6.75%, 03/15/31	200,000	271,006
6.25%, 07/15/32	500,000	666,548
Private Export Funding Corp.
2.30%, 09/15/20	655,000	650,441
Tennessee Valley Authority
3.88%, 02/15/21	221,000	226,379
2.88%, 09/15/24	500,000	504,280
4.65%, 06/15/35	655,000	739,841
4.63%, 09/15/60	150,000	179,475
		34,972,461
		68,936,879

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	500,000	620,544
Province of Alberta
2.95%, 01/23/24	250,000	250,229
3.30%, 03/15/28	500,000	505,430
Province of British Columbia
2.00%, 10/23/22	350,000	341,677
Province of Manitoba
3.05%, 05/14/24	324,000	325,910
2.13%, 06/22/26	330,000	309,933
Province of Ontario
4.40%, 04/14/20	1,055,000	1,074,445
2.55%, 02/12/21	400,000	398,384
2.50%, 09/10/21	150,000	149,155
2.40%, 02/08/22	250,000	247,400
2.25%, 05/18/22	150,000	147,441
2.20%, 10/03/22	150,000	146,920
3.40%, 10/17/23	250,000	255,235
3.05%, 01/29/24	250,000	252,028
2.50%, 04/27/26	200,000	192,870
Province of Quebec
2.75%, 08/25/21	150,000	150,152
2.38%, 01/31/22	250,000	247,778
2.88%, 10/16/24	150,000	149,763
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 04/20/26	250,000	241,743
7.50%, 09/15/29	771,000	1,061,069
		7,068,106
		7,068,106
U.S. 0.6%
American Municipal Power, Inc.
8.08%, 02/15/50	250,000	397,655
Bay Area Toll Authority
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	547,616
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	330,000	479,302
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,100,000	1,551,847
7.55%, 04/01/39	200,000	294,460
7.30%, 10/01/39	500,000	702,280
Chicago Transit Authority
RB Bonds (Pension Funding) Series 2008
6.90%, 12/01/40	750,000	957,045
City of New York
GO (Build America Bonds) Series 2010
6.25%, 06/01/35 (a)	250,000	259,367
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	120,580
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	121,791
Commonwealth of Pennsylvania Financing Authority
RB Series 2016A
4.14%, 06/01/38	200,000	201,908
Connecticut
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	293,072
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	212,228
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	180,023
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	121,140
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	423,832
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	787,000	747,658
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	116,326

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	507,488
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	500,000	601,250
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	651,690
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	132,881
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	285,124
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	434,059
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	150,000	159,462
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	301,705
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	359,779
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	488,701
New York City Transitional Finance Authority Future Tax Secured Revenue
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	234,288
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	328,662
New York State Dormitory Authority
RB (Build America Bonds) Series 2009
5.63%, 03/15/39	100,000	117,066
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	60,203
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	115,753
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	210,485
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	501,518
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	185,408
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	476,689
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	717,402
Security Rate, Maturity Date	Face Amount ($)	Value ($)
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	613,170
		15,210,913
		22,279,019

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	350,000	350,688
2.00%, 11/15/22	300,000	294,144
		644,832
Chile 0.0%
Chile Government International Bond
3.25%, 09/14/21	250,000	251,900
3.13%, 01/21/26	200,000	198,175
3.24%, 02/06/28 (a)	250,000	246,628
3.86%, 06/21/47	200,000	195,100
		891,803
Colombia 0.1%
Colombia Government International Bond
4.00%, 02/26/24 (a)	300,000	303,828
8.13%, 05/21/24	350,000	417,812
4.50%, 01/28/26 (a)	300,000	308,963
3.88%, 04/25/27 (a)	300,000	296,028
4.50%, 03/15/29 (a)	250,000	255,875
7.38%, 09/18/37	362,000	456,033
6.13%, 01/18/41	150,000	169,875
5.63%, 02/26/44 (a)	250,000	269,375
5.00%, 06/15/45 (a)	500,000	502,005
5.20%, 05/15/49 (a)	200,000	204,800
		3,184,594
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21 (b)	924,000	982,796
5.38%, 03/25/24	150,000	163,211
7.63%, 03/29/41	150,000	219,227
		1,365,234
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	342,781
4.10%, 04/24/28	250,000	249,005
4.35%, 01/11/48	200,000	190,165
5.35%, 02/11/49	200,000	214,157
		996,108
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	200,000	196,584
3.25%, 01/17/28	250,000	248,591
4.50%, 01/30/43	200,000	209,257
4.13%, 01/17/48	200,000	199,024
		853,456

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Italy 0.0%
Republic of Italy Government International Bond
6.88%, 09/27/23	314,000	344,222
5.38%, 06/15/33	250,000	257,740
		601,962
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	150,000	150,817
3.63%, 03/15/22	350,000	352,454
4.00%, 10/02/23	400,000	404,662
3.60%, 01/30/25	250,000	244,625
4.13%, 01/21/26	288,000	288,287
4.15%, 03/28/27	300,000	297,450
3.75%, 01/11/28	200,000	191,850
4.50%, 04/22/29	200,000	201,502
8.30%, 08/15/31	150,000	199,178
6.75%, 09/27/34	362,000	429,965
6.05%, 01/11/40	524,000	580,597
4.75%, 03/08/44	650,000	617,831
5.55%, 01/21/45	300,000	317,928
4.35%, 01/15/47	500,000	450,625
4.60%, 02/10/48	200,000	186,525
5.75%, 10/12/10	320,000	316,400
		5,230,696
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	206,302
3.75%, 03/16/25 (a)	500,000	508,500
8.88%, 09/30/27	250,000	341,250
3.88%, 03/17/28 (a)	200,000	203,900
6.70%, 01/26/36	131,000	166,698
4.50%, 05/15/47	250,000	254,687
4.50%, 04/16/50 (a)	200,000	200,702
		1,882,039
Peru 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	250,000	265,753
8.75%, 11/21/33	150,000	228,000
6.55%, 03/14/37	300,000	391,800
5.63%, 11/18/50	295,000	362,112
		1,247,665
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	200,000	203,913
4.20%, 01/21/24	200,000	210,038
10.63%, 03/16/25	300,000	421,204
3.00%, 02/01/28	200,000	193,818
9.50%, 02/02/30	250,000	378,513
7.75%, 01/14/31	350,000	483,834
6.38%, 01/15/32	300,000	379,951
3.95%, 01/20/40	800,000	819,395
3.70%, 02/02/42	200,000	196,467
		3,287,133
Poland 0.1%
Republic of Poland Government International Bond
5.13%, 04/21/21	362,000	379,110
5.00%, 03/23/22	500,000	529,740
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 03/17/23	250,000	249,963
3.25%, 04/06/26	250,000	250,097
		1,408,910
Republic of Korea 0.0%
Korea International Bond
2.75%, 01/19/27	450,000	434,509
4.13%, 06/10/44	200,000	213,143
		647,652
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	113,000	117,407
4.38%, 10/27/27	150,000	154,894
7.63%, 03/21/36	150,000	203,062
4.13%, 11/20/45	150,000	140,250
5.10%, 06/18/50	550,000	566,912
4.98%, 04/20/55	150,000	151,202
		1,333,727
		23,575,811

Supranational* 1.5%
African Development Bank
1.88%, 03/16/20	300,000	297,000
2.13%, 11/16/22	800,000	785,786
3.00%, 09/20/23	250,000	253,700
Asian Development Bank
1.63%, 05/05/20	500,000	494,347
2.25%, 01/20/21	750,000	745,311
1.75%, 06/08/21	350,000	343,692
2.00%, 02/16/22	250,000	245,892
1.88%, 02/18/22	250,000	245,037
1.88%, 08/10/22	600,000	585,685
1.75%, 09/13/22	250,000	243,064
2.75%, 03/17/23	400,000	402,429
2.63%, 01/30/24	250,000	249,945
2.00%, 01/22/25	851,000	820,311
2.50%, 11/02/27	700,000	682,173
5.82%, 06/16/28	250,000	302,704
Corp. Andina de Fomento
2.13%, 09/27/21	150,000	146,073
4.38%, 06/15/22	362,000	374,684
2.75%, 01/06/23	250,000	245,244
Council of Europe Development Bank
1.63%, 03/10/20	230,000	227,692
2.63%, 02/13/23	250,000	250,137
European Bank for Reconstruction & Development
1.13%, 08/24/20	1,350,000	1,321,160
European Investment Bank
1.63%, 03/16/20	1,000,000	989,767
2.88%, 09/15/20	393,000	394,680
1.63%, 12/15/20	450,000	442,596
2.00%, 03/15/21	850,000	840,012
2.50%, 04/15/21	500,000	499,071
2.38%, 05/13/21	250,000	248,873
1.38%, 09/15/21	400,000	388,353
2.13%, 10/15/21	350,000	346,099
2.88%, 12/15/21	250,000	252,108
2.25%, 03/15/22	500,000	495,486
2.38%, 06/15/22	850,000	844,944
2.25%, 08/15/22	1,000,000	989,537
2.00%, 12/15/22	250,000	244,825
2.50%, 03/15/23	1,850,000	1,843,793
2.88%, 08/15/23	500,000	505,621

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 12/14/23	250,000	255,665
3.25%, 01/29/24	650,000	668,598
2.63%, 03/15/24	250,000	249,908
2.13%, 04/13/26 (b)	500,000	479,177
Inter-American Development Bank
2.13%, 11/09/20	250,000	247,876
1.88%, 03/15/21	1,006,000	991,765
2.63%, 04/19/21	500,000	499,899
1.25%, 09/14/21	250,000	242,087
2.13%, 01/18/22 (b)	1,100,000	1,086,071
1.75%, 09/14/22	250,000	242,871
2.50%, 01/18/23	500,000	498,088
2.63%, 01/16/24	500,000	499,767
2.00%, 06/02/26	524,000	497,633
3.13%, 09/18/28	1,000,000	1,021,680
International Bank for Reconstruction & Development
1.88%, 04/21/20	250,000	247,960
1.63%, 09/04/20	400,000	394,226
2.13%, 11/01/20 (b)	1,200,000	1,190,634
1.63%, 03/09/21	250,000	245,316
1.38%, 05/24/21	900,000	876,521
2.75%, 07/23/21	500,000	501,942
1.38%, 09/20/21	250,000	242,547
2.13%, 12/13/21	300,000	296,557
2.00%, 01/26/22	1,000,000	983,773
1.63%, 02/10/22	655,000	637,149
2.13%, 02/13/23	755,000	741,886
3.00%, 09/27/23	500,000	509,474
2.50%, 11/25/24	250,000	248,120
2.50%, 07/29/25	650,000	641,820
4.75%, 02/15/35	330,000	392,934
International Finance Corp.
1.75%, 03/30/20	250,000	247,684
1.63%, 07/16/20	250,000	246,773
2.25%, 01/25/21	500,000	496,731
1.13%, 07/20/21	164,000	158,560
Nordic Investment Bank
1.50%, 09/29/20	300,000	294,967
2.13%, 02/01/22	250,000	246,617
2.88%, 07/19/23	300,000	303,053
		36,214,160
Total Government Related
(Cost $151,693,116)		151,005,869

Securitized 31.4% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
Ally Master Owner Trust
Series 2018-2A
3.29%, 05/15/23 (a)	200,000	201,750
BMW Vehicle Owner Trust
Series 2018-A Class A4
2.51%, 06/25/24 (a)	1,655,000	1,643,950
Ford Credit Auto Owner Trust
Series 2017-B Class A4
1.87%, 09/15/22 (a)	800,000	786,347
Series 2018-A Class A4
3.16%, 10/15/23 (a)	1,415,000	1,428,399
Nissan Auto Receivables Owner Trust
Series 2017-C Class A4
2.28%, 02/15/24 (a)	650,000	641,822
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Toyota Auto Receivables Owner Trust
Series 2017-D Class A3
1.93%, 01/18/22 (a)	500,000	495,405
Series 2018-C Class A4
3.13%, 02/15/24 (a)	150,000	151,317
		5,348,990
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2017-A3 Class A3
1.77%, 11/15/22 (a)	400,000	395,744
Series 2018-8A
3.18%, 04/15/24 (a)	800,000	809,424
Capital One Multi-Asset Execution Trust
Series 2017-A4 Class A4
1.99%, 07/17/23 (a)	1,535,000	1,518,415
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	250,000	245,524
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
2.88%, 01/23/23 (a)	1,540,000	1,544,813
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	608,895
Discover Card Execution Note Trust
Series 2015-A4 Class A4
2.19%, 04/17/23 (a)	1,050,000	1,042,178
Series 2018-A5 Class A5
3.32%, 03/15/24 (a)	500,000	506,778
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	301,318
		6,973,089
		12,322,079

Commercial Mortgage-Backed Securities 2.0%
Banc of America Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	350,000	339,926
BANK
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,190,227
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	149,935
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	200,000	200,604
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 08/10/49 (a)	289,000	285,918
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	242,368
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)(b)	1,402,000	1,433,395
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	940,000	958,271
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	122,000	122,363
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	259,352
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,298,610
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	2,000,000	2,000,439

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	73,412	73,828
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	300,523
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(f)(j)	1,200,000	1,250,483
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,000,000	1,023,441
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	46,566
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	300,000	302,130
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	500,254
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,173,090
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	338,637
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	306,009
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	1,025,000	1,042,225
Series 2013-CCRE11 Class A4
4.26%, 08/10/50 (a)	1,443,000	1,512,978
Commercial Mortgage Pass-Through Certificates
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	615,704
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	395,000	399,651
CSMC Trust 2016-NXSR
Series 2016 Class A4
3.79%, 12/15/49 (a)	1,800,000	1,829,982
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	127,929	131,350
Series 2015-M13 Class A2
2.71%, 06/25/25 (a)(f)(k)	200,000	197,201
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(f)(k)	785,000	746,181
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K013 Class A2
3.97%, 01/25/21 (a)(f)(l)	225,000	229,204
Series K014 Class A2
3.87%, 04/25/21 (a)	246,141	250,782
Series K019 Class A2
2.27%, 03/25/22 (a)	195,000	192,435
Series K021 Class A2
2.40%, 06/25/22 (a)	128,000	126,628
Series K022 Class A2
2.36%, 07/25/22 (a)	248,000	244,952
Series K024 Class A2
2.57%, 09/25/22 (a)	131,000	130,177
Series K030 Class A1
2.78%, 09/25/22 (a)	66,861	66,955
Series K026 Class A2
2.51%, 11/25/22 (a)	1,019,000	1,009,594
Series K027 Class A2
2.64%, 01/25/23 (a)	800,000	796,015
Series K029 Class A2
3.32%, 02/25/23 (a)(f)(l)	1,523,000	1,553,067
Series K035 Class A1
2.62%, 03/25/23 (a)	165,912	165,726
Series K037 Class A1
2.59%, 04/25/23 (a)(b)	285,166	284,536
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K030 Class A2
3.25%, 04/25/23 (a)(f)(l)	200,000	203,506
Series K725 Class A1
2.67%, 05/25/23 (a)	280,056	278,813
Series K033 Class A2
3.06%, 07/25/23 (a)	131,000	132,122
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	102,705
Series K035 Class A2
3.46%, 08/25/23 (a)(f)(l)	983,000	1,006,891
Series K725 Class A2
3.00%, 01/25/24 (a)	1,000,000	1,006,519
Series K037 Class A2
3.49%, 01/25/24 (a)	50,000	51,270
Series K727 Class A2
2.95%, 07/25/24 (a)	100,000	100,364
Series K728 Class A2
3.06%, 08/25/24 (a)(f)	400,000	402,768
Series K040 Class A2
3.24%, 09/25/24 (a)	100,000	101,577
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	394,425
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	201,170
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	639,860
Series K045 Class A2
3.02%, 01/25/25 (a)	500,000	501,611
Series K048 Class A2
3.28%, 06/25/25 (a)(f)(l)	1,150,000	1,170,813
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	100,776
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	9,824
Series K055 Class A2
2.67%, 03/25/26 (a)	680,000	664,490
Series K062 Class A2
3.41%, 12/25/26 (a)	1,550,000	1,583,779
Series K074 Class A1
3.60%, 09/25/27 (a)	148,215	152,345
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	2,014,080
Series K074 Class A2
3.60%, 01/25/28 (a)	2,125,000	2,188,815
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	719,097	723,764
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	232,987
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	209,894
Series 2015-C33 Class
3.50%, 12/15/48 (a)	805,000	814,410
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	550,000	564,424
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A1
2.10%, 03/15/50 (a)	50,304	49,819
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	374,807
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	100,261
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,313,532

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	51,141
Series 2011-C3 Class A4
4.12%, 07/15/49 (a)	285,000	292,006
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	198,523
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	601,009
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A3
2.53%, 12/10/45 (a)	297,272	295,641
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	250,833
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(f)(j)	1,409,000	1,472,063
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	300,000	300,285
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	350,000	346,030
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	200,000	200,706
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	155,000	153,121
WFRBS Commercial Mortgage Trust
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	1,020,000	1,035,684
		48,911,175

Covered 0.0%
Royal Bank of Canada
1.88%, 02/05/20	400,000	396,708
2.10%, 10/14/20	200,000	197,762
The Bank of Nova Scotia
1.88%, 04/26/21	500,000	489,596
		1,084,066

Mortgage-Backed Securities Pass-Through 28.9%
Fannie Mae
3.50%, 11/01/20 to 08/01/48 (a)	83,318,599	83,792,488
4.00%, 04/01/24 to 02/01/49 (a)	62,710,195	64,256,069
4.50%, 12/01/24 to 12/01/48 (a)	22,468,850	23,445,944
3.00%, 10/01/26 to 08/01/48 (a)	61,292,036	60,430,594
2.50%, 07/01/27 to 12/01/46 (a)	17,944,943	17,595,486
2.00%, 06/01/28 to 01/01/32 (a)	1,828,149	1,759,739
5.50%, 12/01/32 to 02/01/42 (a)	3,308,521	3,586,988
5.00%, 11/01/33 to 08/01/48 (a)	5,514,277	5,886,894
6.50%, 08/01/34 to 05/01/40 (a)	285,277	322,696
6.00%, 04/01/35 to 07/01/41 (a)	2,532,025	2,795,424
4.50%, 12/01/41 (a)(b)	610,800	640,574
3.00%, 05/01/46 (a)(b)	3,137,881	3,070,820
Fannie Mae TBA
3.00%, 03/01/34 to 03/01/49 (a)(d)	11,500,000	11,281,074
4.00%, 03/01/34 to 03/01/49 (a)(d)	9,000,000	9,182,550
3.50%, 03/01/34 (a)(d)	3,500,000	3,556,260
4.50%, 03/01/49 (a)(d)	4,000,000	4,140,156
5.00%, 03/01/49 (a)(d)	3,000,000	3,146,382
Freddie Mac
2.00%, 08/01/23 to 12/01/31 (a)	1,220,618	1,181,348
4.00%, 03/01/24 to 12/01/48 (a)	39,038,434	39,992,559
3.50%, 01/01/26 to 07/01/48 (a)	54,131,058	54,438,818
4.50%, 07/01/26 to 11/01/48 (a)	10,636,605	11,104,096
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 08/01/26 to 04/01/47 (a)	46,862,624	46,183,941
2.50%, 04/01/27 to 12/01/46 (a)	12,097,514	11,892,777
6.00%, 05/01/32 to 10/01/38 (a)	893,317	981,259
5.50%, 12/01/34 to 08/01/41 (a)	2,122,047	2,302,457
5.00%, 12/01/35 to 11/01/48 (a)	3,783,067	4,040,585
6.50%, 02/01/36 (a)	157,243	177,380
4.50%, 03/01/41 to 07/01/42 (a)(b)	640,471	673,997
4.00%, 03/01/44 (a)(b)	820,917	841,443
Freddie Mac TBA
3.00%, 03/01/34 to 03/01/49 (a)(d)	4,500,000	4,453,589
3.50%, 03/01/34 to 03/01/49 (a)(d)	3,500,000	3,542,684
4.00%, 03/01/34 to 03/01/49 (a)(d)	3,000,000	3,063,632
4.50%, 03/01/49 (a)(d)	6,000,000	6,216,870
5.00%, 03/01/49 (a)(d)	1,000,000	1,050,065
Ginnie Mae
3.00%, 04/20/27 to 12/20/47 (a)	40,129,870	39,807,411
2.50%, 08/20/27 to 02/20/47 (a)	2,340,960	2,270,140
5.00%, 02/20/33 to 09/20/48 (a)	8,440,796	8,907,733
5.50%, 04/15/33 to 12/20/45 (a)	1,470,645	1,598,325
3.50%, 07/20/33 to 03/20/48 (a)	53,702,432	54,334,815
4.00%, 06/15/39 (a)	499,913	513,908
4.00%, 07/15/39 to 10/20/48 (a)	40,938,257	42,193,630
4.50%, 07/15/39 to 08/20/48 (a)	17,693,662	18,442,521
6.00%, 04/20/44 (a)	354,230	388,775
3.50%, 04/20/45 to 11/20/46 (a)(b)	10,664,759	10,779,008
3.00%, 11/20/45 to 10/20/46 (a)(b)	8,337,230	8,252,647
Ginnie Mae TBA
3.50%, 03/01/49 (a)(d)	9,000,000	9,081,387
4.00%, 03/01/49 (a)(d)	3,000,000	3,079,512
4.50%, 03/01/49 (a)(d)	5,500,000	5,692,500
		696,369,950
Total Securitized
(Cost $765,179,403)		758,687,270
Security	Number of Shares	Value ($)
Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (m)	13,388,502	13,388,502
Total Other Investment Company
(Cost $13,388,502)		13,388,502
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.9% of net assets

Government Related 2.9%
Federal Home Loan Bank
2.38%, 03/04/19 (b)(n)	40,000,000	39,992,083

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
United States Treasury Bill
2.35%, 03/07/19 (n)	30,000,000	29,988,250
Total Short-Term Investments
(Cost $69,980,333)		69,980,333
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Security converts to floating rate after the fixed-rate coupon period.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Perpetual security with no stated maturity date.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,605,794 or 0.3% of net assets.
(i)	Guaranteed by the Republic of Germany.
(j)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(k)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(m)	The rate shown is the 7-day yield.
(n)	The rate shown is the purchase yield.

ACES —	Alternate Credit Enhancement Securities
CD —	Certificate of deposit
CMT —	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI —	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO —	General obligation
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$607,674,990	$—	$607,674,990
Treasuries	—	961,914,405	—	961,914,405
Government Related[1]	—	151,005,869	—	151,005,869
Securitized [1]	—	758,687,270	—	758,687,270
Other Investment Company[1]	13,388,502	—	—	13,388,502
Short-Term Investments[1]	—	69,980,333	—	69,980,333
Total	$13,388,502	$2,549,262,867	$—	$2,562,651,369
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,579,302,386)		$2,562,651,369
Cash		1,017,118
Receivables:
Investments sold		45,083,483
Fund shares sold		18,967,921
Interest		14,380,903
Dividends	+	54,971
Total assets		2,642,155,765
Liabilities
Payables:
Investments bought		58,975,693
Investments bought — Delayed-delivery		85,249,799
Investment adviser fees		76,265
Fund shares redeemed		83,791,147
Distributions to shareholders	+	1,161,966
Total liabilities		229,254,870
Net Assets
Total assets		2,642,155,765
Total liabilities	–	229,254,870
Net assets		$2,412,900,895
Net Assets by Source
Capital received from investors		2,448,138,933
Total distributable loss[1]		(35,238,038)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,412,900,895		245,507,610		$9.83

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Interest		$32,025,506
Dividends	+	253,507
Total investment income		32,279,013
Expenses
Investment adviser fees		438,897
Total expenses	–	438,897
Net investment income		31,840,116
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(6,872,789)
Net realized gains on TBA sale commitments	+	354
Net realized losses		(6,872,435)
Net change in unrealized appreciation (depreciation) on investments	+	23,309,014
Net realized and unrealized gains		16,436,579
Increase in net assets resulting from operations		$48,276,695

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Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$31,840,116	$44,506,549
Net realized losses		(6,872,435)	(7,702,870)
Net change in unrealized appreciation (depreciation)	+	23,309,014	(54,370,254)
Increase (decrease) in net assets from operations		48,276,695	(17,566,575)
Distributions to Shareholders1
Total distributions		($32,851,694)	($46,937,145)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		102,621,567	$997,913,043	89,150,026	$884,746,501
Shares reinvested		2,917,524	28,403,382	4,341,078	42,871,206
Shares redeemed	+	(65,069,517)	(634,824,840)	(30,667,099)	(302,437,168)
Net transactions in fund shares		40,469,574	$391,491,585	62,824,005	$625,180,539
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		205,038,036	$2,005,984,309	142,214,031	$1,445,307,490
Total increase	+	40,469,574	406,916,586	62,824,005	560,676,819
End of period[2]		245,507,610	$2,412,900,895	205,038,036	$2,005,984,309
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $46,937,145 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[2]	End of period - Net assets include distributions in excess of net investment income of ($1) at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Short-Term Bond Index Fund
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	2/23/17 [1]– 8/31/17
Per-Share Data
Net asset value at beginning of period	$9.80	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.12	0.19	0.08
Net realized and unrealized gains (losses)	0.07	(0.24)	0.04
Total from investment operations	0.19	(0.05)	0.12
Less distributions:
Distributions from net investment income	(0.12)	(0.19)	(0.08)
Net asset value at end of period	$9.87	$9.80	$10.04
Total return	1.91% [3]	(0.51%)	1.25% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [4]	0.06%	0.06% [4]
Net investment income (loss)	2.40% [4]	1.92%	1.64% [4]
Portfolio turnover rate	25% [3]	61%	49% [3],[5]
Net assets, end of period (x 1,000,000)	$715	$522	$381

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes in-kind transactions.

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.2% of net assets

Financial Institutions 10.9%
Banking 8.9%
American Express Co.
3.38%, 05/17/21 (a)	150,000	151,288
3.70%, 11/05/21 (a)	150,000	152,421
2.50%, 08/01/22 (a)	250,000	245,064
2.65%, 12/02/22	500,000	493,095
3.70%, 08/03/23 (a)	250,000	254,931
3.40%, 02/22/24 (a)	50,000	50,190
American Express Credit Corp.
2.60%, 09/14/20 (a)	338,000	336,426
2.25%, 05/05/21 (a)	300,000	295,592
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	500,000	492,043
Banco Santander S.A.
3.50%, 04/11/22	200,000	199,691
Bank of America Corp.
5.63%, 07/01/20	400,000	414,046
2.63%, 10/19/20	400,000	398,248
5.00%, 05/13/21	390,000	406,011
2.37%, 07/21/21 (a)(b)	600,000	594,015
5.70%, 01/24/22	750,000	805,666
3.00%, 12/20/23 (a)(b)	750,000	740,688
4.13%, 01/22/24	150,000	155,234
3.55%, 03/05/24 (a)(b)	250,000	251,146
3.86%, 07/23/24 (a)(b)	600,000	610,227
Bank of America NA
3.34%, 01/25/23 (a)(b)	250,000	251,366
Bank of Montreal
2.10%, 06/15/20	250,000	248,129
3.10%, 04/13/21	150,000	150,472
2.35%, 09/11/22	300,000	293,118
2.55%, 11/06/22 (a)	150,000	147,588
3.30%, 02/05/24	200,000	199,585
Barclays Bank PLC
5.14%, 10/14/20	100,000	102,172
2.65%, 01/11/21 (a)	300,000	297,178
Barclays PLC
3.25%, 01/12/21	300,000	298,770
3.20%, 08/10/21	200,000	197,967
3.68%, 01/10/23 (a)	200,000	198,305
4.61%, 02/15/23 (a)(b)	200,000	201,905
BB&T Corp.
2.15%, 02/01/21 (a)	250,000	246,489
3.75%, 12/06/23 (a)	200,000	205,468
BNP Paribas S.A.
5.00%, 01/15/21	600,000	622,431
Branch Banking & Trust Co.
2.63%, 01/15/22 (a)	200,000	198,297
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	250,000	249,329
3.50%, 09/13/23	150,000	152,016
Capital One Financial Corp.
2.50%, 05/12/20 (a)	200,000	198,726
4.75%, 07/15/21	150,000	154,826
3.05%, 03/09/22 (a)	350,000	348,681
3.20%, 01/30/23 (a)	150,000	147,909
3.90%, 01/29/24 (a)	150,000	151,135
Capital One NA
2.65%, 08/08/22 (a)	250,000	243,646
Citibank NA
2.13%, 10/20/20 (a)	250,000	246,788
3.17%, 02/19/22 (a)(b)	250,000	250,169
3.65%, 01/23/24 (a)	250,000	254,473
Citigroup, Inc.
2.65%, 10/26/20	800,000	795,932
2.90%, 12/08/21 (a)	250,000	248,862
4.50%, 01/14/22	300,000	311,118
2.70%, 10/27/22 (a)	1,150,000	1,130,644
3.14%, 01/24/23 (a)(b)	150,000	149,688
3.50%, 05/15/23	100,000	100,222
2.88%, 07/24/23 (a)(b)	250,000	246,631
Citizens Bank NA
2.25%, 10/30/20 (a)	250,000	246,495
2.65%, 05/26/22 (a)	250,000	245,216
Comerica, Inc.
3.70%, 07/31/23 (a)	100,000	101,431
Commonwealth Bank of Australia
2.55%, 03/15/21	250,000	247,378
Cooperatieve Rabobank UA
2.50%, 01/19/21	528,000	523,509
3.88%, 02/08/22	250,000	256,074
2.75%, 01/10/23	250,000	245,597
4.63%, 12/01/23	250,000	257,910
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	550,000	548,344
3.13%, 12/10/20	250,000	249,704
3.45%, 04/16/21	55,000	55,140
3.80%, 09/15/22	250,000	250,993
3.80%, 06/09/23	250,000	250,293
Deutsche Bank AG
2.70%, 07/13/20	250,000	245,542
3.38%, 05/12/21	100,000	98,085
4.25%, 10/14/21	250,000	248,634
3.95%, 02/27/23	500,000	483,824
Discover Bank
3.10%, 06/04/20 (a)	250,000	250,014
4.20%, 08/08/23	250,000	255,779
Fifth Third Bancorp
3.65%, 01/25/24 (a)	250,000	253,242

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fifth Third Bank
2.25%, 06/14/21 (a)	250,000	245,783
2.88%, 10/01/21 (a)	200,000	198,455
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (a)	200,000	197,609
Goldman Sachs Bank USA
3.20%, 06/05/20	100,000	100,438
HSBC Holdings PLC
3.40%, 03/08/21	228,000	229,170
5.10%, 04/05/21	250,000	260,554
2.95%, 05/25/21	267,000	266,011
3.26%, 03/13/23 (a)(b)	400,000	397,205
3.03%, 11/22/23 (a)(b)	350,000	344,011
3.95%, 05/18/24 (a)(b)	200,000	202,082
HSBC USA, Inc.
2.75%, 08/07/20	778,000	776,238
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	250,000	244,236
ING Groep N.V.
3.15%, 03/29/22	250,000	248,575
4.10%, 10/02/23	200,000	202,810
JPMorgan Chase & Co.
4.40%, 07/22/20	250,000	254,976
4.25%, 10/15/20	850,000	866,201
2.55%, 03/01/21 (a)	150,000	148,714
4.63%, 05/10/21	650,000	671,989
4.50%, 01/24/22	500,000	520,632
3.25%, 09/23/22	250,000	251,863
2.97%, 01/15/23 (a)	500,000	497,591
3.38%, 05/01/23	500,000	500,637
3.56%, 04/23/24 (a)(b)	150,000	150,914
3.80%, 07/23/24 (a)(b)	250,000	254,013
4.02%, 12/05/24 (a)(b)	250,000	256,451
JPMorgan Chase Bank NA
2.60%, 02/01/21 (a)(b)	500,000	498,099
3.09%, 04/26/21 (a)(b)	250,000	250,152
KeyBank NA
3.38%, 03/07/23	250,000	252,248
KeyCorp
2.90%, 09/15/20	400,000	400,342
Lloyds Bank PLC
6.38%, 01/21/21	125,000	132,317
3.30%, 05/07/21	200,000	200,217
Lloyds Banking Group PLC
3.10%, 07/06/21	300,000	298,942
3.00%, 01/11/22	300,000	295,704
2.91%, 11/07/23 (a)(b)	200,000	193,816
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	253,931
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	441,000	439,282
3.00%, 02/22/22	250,000	248,765
3.22%, 03/07/22 (c)	100,000	99,982
2.67%, 07/25/22	150,000	147,067
3.46%, 03/02/23	150,000	150,405
3.76%, 07/26/23	250,000	254,266
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	198,120
3.55%, 03/05/23	300,000	301,576
Morgan Stanley
5.50%, 07/24/20	150,000	154,903
5.75%, 01/25/21	1,000,000	1,048,532
2.50%, 04/21/21	250,000	247,071
5.50%, 07/28/21	150,000	158,152
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 05/19/22	500,000	493,383
4.88%, 11/01/22	150,000	157,180
3.75%, 02/25/23	150,000	152,327
4.10%, 05/22/23	100,000	101,741
3.74%, 04/24/24 (a)(b)	500,000	503,869
National Australia Bank Ltd.
2.50%, 01/12/21	250,000	247,521
1.88%, 07/12/21	250,000	242,778
2.50%, 05/22/22	250,000	244,864
2.88%, 04/12/23	300,000	295,527
National Bank of Canada
2.20%, 11/02/20 (a)	250,000	246,657
Northern Trust Corp.
3.38%, 08/23/21	150,000	151,441
PNC Bank NA
2.45%, 11/05/20 (a)	291,000	288,635
2.50%, 01/22/21 (a)	200,000	198,016
2.63%, 02/17/22 (a)	300,000	298,159
3.50%, 06/08/23 (a)	250,000	253,422
Regions Financial Corp.
3.20%, 02/08/21 (a)	350,000	350,662
3.80%, 08/14/23 (a)	150,000	151,805
Royal Bank of Canada
2.15%, 03/06/20	500,000	497,157
2.50%, 01/19/21	150,000	148,980
3.20%, 04/30/21	200,000	201,488
3.70%, 10/05/23	175,000	178,291
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	200,000	211,240
3.50%, 05/15/23 (a)(b)	200,000	197,393
6.10%, 06/10/23	50,000	52,509
3.88%, 09/12/23	200,000	198,491
6.00%, 12/19/23	200,000	210,207
4.52%, 06/25/24 (a)(b)	200,000	201,163
Santander Holdings USA, Inc.
2.65%, 04/17/20 (a)	100,000	99,352
3.70%, 03/28/22 (a)	261,000	260,447
Santander UK Group Holdings PLC
2.88%, 10/16/20	200,000	199,777
3.13%, 01/08/21	250,000	249,042
2.88%, 08/05/21	200,000	196,998
3.37%, 01/05/24 (a)(b)	250,000	242,832
4.80%, 11/15/24 (a)(b)	200,000	204,013
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250,000	248,601
State Street Corp.
2.55%, 08/18/20	100,000	99,628
1.95%, 05/19/21	250,000	244,913
3.10%, 05/15/23	250,000	249,139
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	255,000	254,046
2.06%, 07/14/21	150,000	146,419
2.44%, 10/19/21	300,000	294,310
2.78%, 07/12/22	250,000	246,558
2.78%, 10/18/22	150,000	147,340
3.10%, 01/17/23	250,000	248,100
3.75%, 07/19/23	200,000	202,931
SunTrust Bank
3.69%, 08/02/24 (a)(b)	100,000	101,266
SunTrust Banks, Inc.
2.90%, 03/03/21 (a)	250,000	249,473
2.70%, 01/27/22 (a)	250,000	247,447

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Svenska Handelsbanken AB
1.95%, 09/08/20	250,000	246,194
2.40%, 10/01/20	41,000	40,665
2.45%, 03/30/21	300,000	296,856
1.88%, 09/07/21	250,000	243,566
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	242,717
The Bank of New York Mellon Corp.
2.45%, 11/27/20 (a)	200,000	198,953
2.05%, 05/03/21 (a)	150,000	147,391
2.60%, 02/07/22 (a)	250,000	248,339
3.50%, 04/28/23	250,000	253,890
2.66%, 05/16/23 (a)(b)	100,000	98,543
2.20%, 08/16/23 (a)	100,000	96,247
The Bank of Nova Scotia
2.15%, 07/14/20	500,000	495,780
2.80%, 07/21/21	150,000	149,423
2.70%, 03/07/22	500,000	495,466
4.65%, Perpetual (a)(b)(d)	100,000	91,459
The Goldman Sachs Group, Inc.
5.38%, 03/15/20	150,000	153,565
6.00%, 06/15/20	250,000	259,227
2.75%, 09/15/20 (a)	300,000	298,814
2.60%, 12/27/20 (a)	250,000	247,855
2.88%, 02/25/21 (a)	250,000	249,077
2.63%, 04/25/21 (a)	250,000	247,767
5.25%, 07/27/21	350,000	366,202
2.35%, 11/15/21 (a)	250,000	244,909
5.75%, 01/24/22	205,000	218,934
3.00%, 04/26/22 (a)	350,000	347,722
2.88%, 10/31/22 (a)(b)	250,000	246,472
3.63%, 01/22/23	150,000	151,500
3.20%, 02/23/23 (a)	250,000	248,376
2.91%, 06/05/23 (a)(b)	350,000	343,763
2.91%, 07/24/23 (a)(b)	150,000	147,042
3.63%, 02/20/24 (a)	150,000	150,305
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	253,079
The PNC Financial Services Group, Inc.
4.38%, 08/11/20	95,000	96,930
2.85%, 11/09/22	250,000	246,981
3.50%, 01/23/24 (a)	200,000	202,088
The Toronto-Dominion Bank
2.50%, 12/14/20	750,000	745,320
2.55%, 01/25/21	500,000	497,468
UBS AG
2.35%, 03/26/20	300,000	298,483
US Bancorp
2.35%, 01/29/21 (a)	150,000	148,700
4.13%, 05/24/21 (a)	100,000	102,698
3.00%, 03/15/22 (a)	150,000	150,211
2.95%, 07/15/22 (a)	150,000	149,383
US Bank NA
2.05%, 10/23/20 (a)	500,000	493,800
3.40%, 07/24/23 (a)	250,000	253,192
Wells Fargo & Co.
2.60%, 07/22/20	100,000	99,559
2.55%, 12/07/20	350,000	347,486
3.00%, 01/22/21	250,000	250,088
2.50%, 03/04/21	250,000	247,496
4.60%, 04/01/21	250,000	258,095
2.10%, 07/26/21	528,000	517,462
3.50%, 03/08/22	200,000	201,950
2.63%, 07/22/22	500,000	491,211
3.07%, 01/24/23 (a)	250,000	248,496
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 02/13/23	250,000	250,477
4.13%, 08/15/23	100,000	102,229
3.75%, 01/24/24 (a)	250,000	254,936
Wells Fargo Bank NA
3.33%, 07/23/21 (a)(b)	250,000	250,757
3.63%, 10/22/21 (a)	250,000	253,120
3.55%, 08/14/23 (a)	250,000	253,946
Westpac Banking Corp.
2.30%, 05/26/20	300,000	297,890
2.60%, 11/23/20	250,000	248,671
2.00%, 08/19/21	150,000	146,222
3.65%, 05/15/23	500,000	508,152
3.30%, 02/26/24	150,000	149,687
		63,301,128
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
4.00%, 10/15/23	150,000	154,492
BlackRock, Inc.
3.38%, 06/01/22	250,000	253,574
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	300,000	294,313
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	200,000	199,072
2.35%, 09/15/22 (a)	100,000	97,661
Invesco Finance PLC
4.00%, 01/30/24	100,000	101,429
Jefferies Group LLC
6.88%, 04/15/21	250,000	264,934
Nomura Holdings, Inc.
6.70%, 03/04/20	150,000	155,379
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	100,000	100,037
		1,620,891
Finance Companies 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21	200,000	202,753
3.95%, 02/01/22 (a)	500,000	501,874
3.30%, 01/23/23 (a)	150,000	145,302
Air Lease Corp.
2.50%, 03/01/21	200,000	196,004
2.63%, 07/01/22 (a)	155,000	149,326
2.75%, 01/15/23 (a)	350,000	335,411
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	149,339
GATX Corp.
4.85%, 06/01/21	250,000	256,811
GE Capital International Funding Co.
2.34%, 11/15/20	478,000	470,218
International Lease Finance Corp.
4.63%, 04/15/21	28,000	28,486
		2,435,524
Insurance 0.9%
Aetna, Inc.
2.75%, 11/15/22 (a)	300,000	293,558
Aflac, Inc.
3.63%, 06/15/23	150,000	153,030
American International Group, Inc.
3.38%, 08/15/20	200,000	200,970
3.30%, 03/01/21 (a)	150,000	150,274

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.88%, 06/01/22	200,000	209,671
4.13%, 02/15/24	100,000	101,935
Anthem, Inc.
2.50%, 11/21/20	100,000	99,128
3.70%, 08/15/21 (a)	300,000	303,708
3.30%, 01/15/23	200,000	200,594
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	500,000	504,940
Berkshire Hathaway, Inc.
2.20%, 03/15/21 (a)	150,000	148,716
2.75%, 03/15/23 (a)	150,000	149,764
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (a)	161,000	159,525
2.88%, 11/03/22 (a)	100,000	100,327
2.70%, 03/13/23	150,000	147,946
Cigna Holding Co.
4.50%, 03/15/21 (a)	100,000	102,233
Humana, Inc.
2.90%, 12/15/22 (a)	150,000	147,432
Lincoln National Corp.
4.00%, 09/01/23	150,000	153,900
Loews Corp.
2.63%, 05/15/23 (a)	150,000	147,082
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (a)	14,000	13,938
4.80%, 07/15/21 (a)	150,000	155,251
MetLife, Inc.
3.05%, 12/15/22	250,000	249,941
Principal Financial Group, Inc.
3.30%, 09/15/22	100,000	99,800
4.70%, 05/15/55 (a)(b)	40,000	38,859
Prudential Financial, Inc.
5.38%, 06/21/20	180,000	185,758
5.88%, 09/15/42 (a)(b)	100,000	105,728
5.63%, 06/15/43 (a)(b)	150,000	155,846
The Allstate Corp.
3.15%, 06/15/23	150,000	150,356
5.75%, 08/15/53 (a)(b)	75,000	75,861
UnitedHealth Group, Inc.
2.70%, 07/15/20	100,000	100,090
2.88%, 12/15/21	150,000	150,170
3.35%, 07/15/22	350,000	354,865
2.38%, 10/15/22	100,000	98,307
2.75%, 02/15/23 (a)	250,000	247,871
3.50%, 06/15/23	100,000	102,062
Willis Towers Watson PLC
5.75%, 03/15/21	600,000	627,219
		6,386,655
REITs 0.6%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	100,000	101,337
AvalonBay Communities, Inc.
2.95%, 09/15/22 (a)	100,000	99,137
Boston Properties LP
3.85%, 02/01/23 (a)	250,000	254,522
Corporate Office Properties LP
3.70%, 06/15/21 (a)	100,000	99,273
Digital Realty Trust LP
5.25%, 03/15/21 (a)	250,000	258,070
Duke Realty LP
4.38%, 06/15/22 (a)	250,000	258,707
Security Rate, Maturity Date	Face Amount ($)	Value ($)
EPR Properties
5.75%, 08/15/22 (a)	150,000	157,994
ERP Operating LP
3.00%, 04/15/23 (a)	250,000	248,467
Essex Portfolio LP
3.63%, 08/15/22 (a)	100,000	100,891
HCP, Inc.
4.00%, 12/01/22 (a)	150,000	152,442
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (a)	200,000	199,601
2.95%, 07/01/22 (a)	250,000	244,344
Hospitality Properties Trust
5.00%, 08/15/22 (a)	250,000	255,063
Kimco Realty Corp.
3.20%, 05/01/21 (a)	150,000	149,616
3.40%, 11/01/22 (a)	75,000	74,849
Liberty Property LP
3.38%, 06/15/23 (a)	100,000	99,052
National Retail Properties, Inc.
3.80%, 10/15/22 (a)	100,000	101,165
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	172,242
Realty Income Corp.
3.25%, 10/15/22 (a)	250,000	251,061
Simon Property Group LP
2.50%, 09/01/20 (a)	28,000	27,855
4.38%, 03/01/21 (a)	250,000	256,084
2.35%, 01/30/22 (a)	150,000	147,390
2.75%, 06/01/23 (a)	250,000	245,650
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	100,000	98,503
Ventas Realty LP
3.13%, 06/15/23 (a)	150,000	147,993
Welltower, Inc.
5.25%, 01/15/22 (a)	150,000	157,040
3.95%, 09/01/23 (a)	150,000	152,882
		4,511,230
		78,255,428

Industrial 14.2%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	79,000	77,870
ArcelorMittal
6.25%, 02/25/22	250,000	267,936
Barrick Gold Corp.
3.85%, 04/01/22	100,000	101,216
Domtar Corp.
4.40%, 04/01/22 (a)	250,000	252,828
DowDuPont, Inc.
3.77%, 11/15/20	150,000	151,855
4.21%, 11/15/23 (a)	300,000	309,886
Eastman Chemical Co.
3.50%, 12/01/21	150,000	151,273
Ecolab, Inc.
4.35%, 12/08/21	150,000	155,542
3.25%, 01/14/23 (a)	100,000	100,650
EI du Pont de Nemours & Co.
2.20%, 05/01/20	350,000	347,839
Goldcorp, Inc.
3.70%, 03/15/23 (a)	200,000	201,469

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Flavors & Fragrances, Inc.
3.40%, 09/25/20	100,000	100,455
International Paper Co.
4.75%, 02/15/22 (a)	124,000	129,112
LYB International Finance BV
4.00%, 07/15/23	150,000	151,363
Nucor Corp.
4.00%, 08/01/23 (a)	100,000	103,101
Nutrien Ltd.
3.15%, 10/01/22 (a)	200,000	196,639
Packaging Corp. of America
2.45%, 12/15/20	50,000	49,399
Praxair, Inc.
4.05%, 03/15/21	250,000	255,585
RPM International, Inc.
3.45%, 11/15/22 (a)	250,000	246,034
Southern Copper Corp.
5.38%, 04/16/20	250,000	256,357
The Dow Chemical Co.
4.25%, 11/15/20 (a)	14,000	14,235
4.13%, 11/15/21 (a)	150,000	153,311
3.00%, 11/15/22 (a)	150,000	149,193
The Mosaic Co.
3.25%, 11/15/22 (a)	250,000	248,040
The Sherwin-Williams Co.
2.25%, 05/15/20	200,000	198,086
2.75%, 06/01/22 (a)	100,000	98,427
Vale Overseas Ltd.
4.38%, 01/11/22	100,000	100,600
Weyerhaeuser Co.
4.63%, 09/15/23	100,000	103,135
		4,671,436
Capital Goods 1.4%
3M Co.
2.25%, 03/15/23 (a)	150,000	146,631
ABB Finance USA, Inc.
3.38%, 04/03/23 (a)	125,000	125,872
Caterpillar Financial Services Corp.
1.85%, 09/04/20	250,000	246,417
3.15%, 09/07/21	250,000	251,734
1.93%, 10/01/21	250,000	243,595
2.55%, 11/29/22	125,000	123,103
3.45%, 05/15/23	150,000	152,204
CNH Industrial Capital LLC
4.38%, 11/06/20	100,000	101,180
4.20%, 01/15/24	50,000	50,012
CNH Industrial N.V.
4.50%, 08/15/23	100,000	102,190
Eaton Corp.
2.75%, 11/02/22	150,000	148,221
Flowserve Corp.
3.50%, 09/15/22 (a)	100,000	98,324
Fortive Corp.
2.35%, 06/15/21 (a)	250,000	245,709
General Dynamics Corp.
3.00%, 05/11/21	100,000	100,441
2.25%, 11/15/22 (a)	200,000	196,318
3.38%, 05/15/23 (a)	300,000	304,288
General Electric Co.
5.55%, 05/04/20	178,000	182,127
4.38%, 09/16/20	200,000	202,915
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.63%, 01/07/21	250,000	256,008
4.65%, 10/17/21	150,000	154,632
3.15%, 09/07/22	100,000	98,500
2.70%, 10/09/22	250,000	242,251
3.10%, 01/09/23	150,000	146,897
Honeywell International, Inc.
1.85%, 11/01/21 (a)	100,000	97,866
3.35%, 12/01/23	150,000	152,186
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 02/21/21	150,000	149,047
John Deere Capital Corp.
1.95%, 06/22/20	250,000	247,316
2.55%, 01/08/21	150,000	149,377
2.80%, 03/04/21	100,000	100,065
3.20%, 01/10/22	100,000	101,104
2.70%, 01/06/23	250,000	248,333
2.80%, 03/06/23	150,000	149,698
3.45%, 06/07/23	250,000	255,022
Johnson Controls International PLC
4.25%, 03/01/21	350,000	355,491
L3 Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	101,551
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	250,000	248,258
3.35%, 09/15/21	19,000	19,214
Masco Corp.
5.95%, 03/15/22	100,000	105,919
Northrop Grumman Corp.
2.08%, 10/15/20	400,000	394,702
3.25%, 08/01/23	150,000	150,432
Owens Corning
4.20%, 12/15/22 (a)	200,000	202,033
Precision Castparts Corp.
2.50%, 01/15/23 (a)	100,000	98,482
Raytheon Co.
3.13%, 10/15/20	175,000	175,870
Republic Services, Inc.
3.55%, 06/01/22 (a)	300,000	304,516
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	350,000	345,299
Roper Technologies, Inc.
3.00%, 12/15/20 (a)	450,000	448,857
2.80%, 12/15/21 (a)	200,000	197,385
The Boeing Co.
2.35%, 10/30/21	250,000	247,604
1.88%, 06/15/23 (a)	150,000	143,672
United Technologies Corp.
1.95%, 11/01/21 (a)	500,000	487,658
3.65%, 08/16/23 (a)	350,000	354,586
Waste Management, Inc.
4.60%, 03/01/21 (a)	100,000	102,426
		10,053,538
Communications 1.7%
21st Century Fox America, Inc.
3.00%, 09/15/22	200,000	199,803
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	100,000	97,789
America Movil, S.A.B. de CV
5.00%, 03/30/20	100,000	101,905
3.13%, 07/16/22	250,000	249,521

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Tower Corp.
3.30%, 02/15/21 (a)	150,000	150,137
3.45%, 09/15/21	300,000	301,504
3.50%, 01/31/23	200,000	200,063
AT&T, Inc.
5.20%, 03/15/20	100,000	102,346
2.80%, 02/17/21 (a)	700,000	696,016
4.45%, 05/15/21	200,000	205,681
3.88%, 08/15/21	100,000	101,776
3.00%, 02/15/22	400,000	398,306
3.80%, 03/15/22	100,000	101,648
3.00%, 06/30/22 (a)	100,000	99,294
3.60%, 02/17/23 (a)	150,000	151,077
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150,000	151,160
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (a)	150,000	150,734
4.46%, 07/23/22 (a)	200,000	205,285
4.50%, 02/01/24 (a)	150,000	153,859
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	305,141
Comcast Corp.
3.30%, 10/01/20	250,000	251,737
1.63%, 01/15/22 (a)	500,000	482,212
2.75%, 03/01/23 (a)	150,000	147,633
Crown Castle International Corp.
2.25%, 09/01/21 (a)	100,000	97,353
4.88%, 04/15/22	14,000	14,588
5.25%, 01/15/23	250,000	264,282
3.15%, 07/15/23 (a)	50,000	49,047
Discovery Communications LLC
4.38%, 06/15/21	150,000	153,295
2.95%, 03/20/23 (a)	150,000	145,434
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	367,000	372,187
Fox Corp.
3.67%, 01/25/22 (e)	125,000	126,576
4.03%, 01/25/24 (a)(e)	100,000	102,178
Moody's Corp.
2.63%, 01/15/23 (a)	150,000	145,609
NBCUniversal Media LLC
4.38%, 04/01/21	150,000	154,282
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	500,000	504,490
Orange S.A.
4.13%, 09/14/21	100,000	103,131
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	125,000	124,453
Telefonica Emisiones S.A.
5.46%, 02/16/21	150,000	156,359
4.57%, 04/27/23	150,000	156,473
The Walt Disney Co.
1.95%, 03/04/20	400,000	397,291
2.15%, 09/17/20	28,000	27,771
2.35%, 12/01/22	200,000	196,829
Time Warner Cable LLC
4.13%, 02/15/21 (a)	200,000	202,052
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150,000	173,123
Verizon Communications, Inc.
4.60%, 04/01/21	250,000	258,323
3.00%, 11/01/21 (a)	150,000	151,120
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 11/01/21	250,000	254,116
3.13%, 03/16/22	150,000	150,676
5.15%, 09/15/23	400,000	434,601
Viacom, Inc.
4.50%, 03/01/21	528,000	540,093
4.25%, 09/01/23 (a)	150,000	153,731
Vodafone Group PLC
4.38%, 03/16/21	300,000	306,941
2.95%, 02/19/23	150,000	146,851
3.75%, 01/16/24	150,000	149,625
Warner Media LLC
4.00%, 01/15/22	400,000	408,189
WPP Finance 2010
4.75%, 11/21/21	100,000	102,186
		11,727,882
Consumer Cyclical 2.1%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	300,000	300,198
Amazon.com, Inc.
1.90%, 08/21/20	150,000	148,314
3.30%, 12/05/21 (a)	150,000	152,490
2.40%, 02/22/23 (a)	350,000	344,392
American Honda Finance Corp.
3.00%, 06/16/20	250,000	250,686
2.45%, 09/24/20	100,000	99,470
3.15%, 01/08/21	150,000	150,780
2.65%, 02/12/21	150,000	149,617
2.60%, 11/16/22	350,000	343,931
AutoZone, Inc.
3.13%, 07/15/23 (a)	150,000	147,850
Block Financial LLC
5.50%, 11/01/22 (a)	150,000	156,103
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	100,000	97,715
Carnival Corp.
3.95%, 10/15/20	100,000	101,477
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	250,000	247,408
D.R. Horton, Inc.
4.38%, 09/15/22 (a)	150,000	151,919
4.75%, 02/15/23 (a)	50,000	50,949
eBay, Inc.
2.15%, 06/05/20	250,000	247,323
3.25%, 10/15/20 (a)	100,000	100,265
2.75%, 01/30/23 (a)	150,000	146,406
Family Dollar Stores, Inc.
5.00%, 02/01/21	500,000	513,955
Ford Motor Credit Co., LLC
3.16%, 08/04/20	200,000	198,163
5.75%, 02/01/21	321,000	329,807
3.34%, 03/18/21	250,000	245,406
5.88%, 08/02/21	200,000	206,834
5.60%, 01/07/22	250,000	256,397
4.25%, 09/20/22	200,000	197,221
4.14%, 02/15/23 (a)	200,000	193,293
3.10%, 05/04/23	200,000	184,133
General Motors Financial Co., Inc.
3.20%, 07/13/20 (a)	200,000	200,155
2.45%, 11/06/20	150,000	147,553
4.20%, 03/01/21 (a)	150,000	151,791
3.20%, 07/06/21 (a)	100,000	99,026
4.38%, 09/25/21	100,000	101,713
4.20%, 11/06/21	250,000	253,208

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 01/14/22 (a)	250,000	249,573
3.15%, 06/30/22 (a)	100,000	98,136
3.25%, 01/05/23 (a)	250,000	244,341
3.70%, 05/09/23 (a)	100,000	98,684
4.25%, 05/15/23	200,000	200,881
4.15%, 06/19/23 (a)	100,000	100,390
5.10%, 01/17/24 (a)	150,000	153,473
GLP Capital LP/GLP Financing II, Inc.
4.88%, 11/01/20 (a)	200,000	203,500
5.38%, 11/01/23 (a)	100,000	104,219
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	150,000	149,922
Macy's Retail Holdings, Inc.
3.88%, 01/15/22 (a)	200,000	200,725
4.38%, 09/01/23 (a)	100,000	98,527
Marriott International, Inc.
2.88%, 03/01/21 (a)	150,000	148,934
2.30%, 01/15/22 (a)	200,000	195,381
McDonald's Corp.
2.75%, 12/09/20 (a)	300,000	299,686
3.35%, 04/01/23 (a)	150,000	151,581
Nordstrom, Inc.
4.00%, 10/15/21 (a)	150,000	152,436
PACCAR Financial Corp.
2.80%, 03/01/21	150,000	149,324
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	100,000	99,005
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	203,121
Starbucks Corp.
2.10%, 02/04/21 (a)	106,000	104,553
3.10%, 03/01/23 (a)	100,000	99,841
3.85%, 10/01/23 (a)	100,000	102,575
Target Corp.
3.88%, 07/15/20	200,000	203,128
The Home Depot, Inc.
3.95%, 09/15/20 (a)	300,000	305,440
2.00%, 04/01/21 (a)	300,000	296,076
2.63%, 06/01/22 (a)	250,000	248,872
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	100,000	98,108
The Western Union Co.
4.25%, 06/09/23 (a)	150,000	153,347
Toyota Motor Credit Corp.
1.95%, 04/17/20	200,000	198,099
1.90%, 04/08/21	222,000	217,868
2.95%, 04/13/21	150,000	150,474
2.60%, 01/11/22	150,000	148,939
3.30%, 01/12/22	500,000	505,906
2.63%, 01/10/23	300,000	295,748
3.45%, 09/20/23	150,000	152,229
Visa, Inc.
2.20%, 12/14/20 (a)	250,000	247,869
2.15%, 09/15/22 (a)	100,000	98,073
2.80%, 12/14/22 (a)	250,000	250,186
Walgreen Co.
3.10%, 09/15/22	250,000	249,420
Walmart, Inc.
3.25%, 10/25/20	150,000	151,686
1.90%, 12/15/20	150,000	148,161
3.13%, 06/23/21	150,000	151,589
2.35%, 12/15/22 (a)	150,000	147,909
3.40%, 06/26/23 (a)	500,000	510,029
		15,203,912
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Non-Cyclical 3.9%
Abbott Laboratories
2.90%, 11/30/21 (a)	550,000	549,860
AbbVie, Inc.
2.50%, 05/14/20 (a)	400,000	397,506
2.30%, 05/14/21 (a)	150,000	147,466
3.20%, 11/06/22 (a)	180,000	179,370
2.85%, 05/14/23 (a)	300,000	292,787
3.75%, 11/14/23 (a)	150,000	151,672
Allergan Finance LLC
3.25%, 10/01/22 (a)	400,000	395,069
Allergan Funding SCS
3.00%, 03/12/20 (a)	350,000	349,904
3.45%, 03/15/22 (a)	100,000	99,639
Altria Group, Inc.
3.49%, 02/14/22 (a)	150,000	151,157
2.85%, 08/09/22	250,000	245,919
3.80%, 02/14/24 (a)	250,000	251,019
Amgen, Inc.
2.20%, 05/11/20	150,000	148,666
3.45%, 10/01/20	150,000	151,252
4.10%, 06/15/21 (a)	150,000	153,103
2.65%, 05/11/22 (a)	500,000	493,108
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	250,000	248,922
3.30%, 02/01/23 (a)	300,000	301,998
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 01/15/22	150,000	153,580
2.50%, 07/15/22	150,000	147,799
3.50%, 01/12/24 (a)	200,000	202,243
AstraZeneca PLC
2.38%, 11/16/20	350,000	346,571
BAT Capital Corp.
2.76%, 08/15/22 (a)	150,000	146,208
Baxalta, Inc.
2.88%, 06/23/20 (a)	100,000	99,480
Becton Dickinson & Co.
2.40%, 06/05/20	100,000	99,019
3.25%, 11/12/20	100,000	99,914
3.13%, 11/08/21	250,000	248,936
2.89%, 06/06/22 (a)	250,000	247,514
Biogen, Inc.
2.90%, 09/15/20	375,000	375,116
Boston Scientific Corp.
2.85%, 05/15/20	150,000	150,234
Bristol-Myers Squibb Co.
2.00%, 08/01/22	150,000	145,316
Bunge Ltd Finance Corp.
3.00%, 09/25/22 (a)	100,000	97,250
Campbell Soup Co.
4.25%, 04/15/21	150,000	152,756
3.65%, 03/15/23 (a)	150,000	149,220
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	200,000	194,431
Celgene Corp.
2.88%, 08/15/20	300,000	299,110
3.25%, 08/15/22	100,000	99,612
3.55%, 08/15/22	150,000	150,822
2.75%, 02/15/23 (a)	250,000	244,330
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	150,000	146,418

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cigna Corp.
3.20%, 09/17/20 (e)	150,000	150,243
3.40%, 09/17/21 (e)	150,000	150,977
3.75%, 07/15/23 (a)	250,000	253,282
Colgate-Palmolive Co.
2.30%, 05/03/22	100,000	98,792
2.10%, 05/01/23	100,000	97,418
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	150,000	147,358
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	250,000	246,716
CVS Health Corp.
3.13%, 03/09/20	150,000	150,292
2.80%, 07/20/20 (a)	150,000	149,305
3.35%, 03/09/21	400,000	401,357
4.13%, 05/15/21 (a)	100,000	101,649
2.13%, 06/01/21 (a)	500,000	487,945
2.75%, 12/01/22 (a)	200,000	195,422
3.70%, 03/09/23 (a)	350,000	352,039
4.00%, 12/05/23 (a)	150,000	152,583
Diageo Capital PLC
3.00%, 05/18/20	250,000	250,457
2.63%, 04/29/23 (a)	150,000	148,167
Express Scripts Holding Co.
3.30%, 02/25/21 (a)	164,000	164,486
4.75%, 11/15/21	500,000	519,274
General Mills, Inc.
3.70%, 10/17/23 (a)	250,000	252,598
Gilead Sciences, Inc.
2.55%, 09/01/20	200,000	199,484
4.40%, 12/01/21 (a)	100,000	103,238
3.25%, 09/01/22 (a)	200,000	201,233
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	300,000	297,265
3.38%, 05/15/23	200,000	202,669
HCA, Inc.
5.88%, 03/15/22	300,000	319,389
4.75%, 05/01/23	200,000	207,475
Johnson & Johnson
2.25%, 03/03/22 (a)	200,000	197,477
2.05%, 03/01/23 (a)	250,000	243,322
Keurig Dr Pepper, Inc.
3.55%, 05/25/21 (e)	100,000	100,511
4.06%, 05/25/23 (a)(e)	300,000	303,539
Kraft Heinz Foods Co.
2.80%, 07/02/20 (a)	500,000	497,432
3.38%, 06/15/21	150,000	149,766
3.50%, 06/06/22	150,000	149,582
4.00%, 06/15/23 (a)	150,000	151,840
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	200,000	202,557
McKesson Corp.
2.85%, 03/15/23 (a)	150,000	145,852
Medtronic, Inc.
2.50%, 03/15/20	153,000	152,718
3.15%, 03/15/22	500,000	503,709
Merck & Co., Inc.
3.88%, 01/15/21 (a)	200,000	203,752
2.35%, 02/10/22	150,000	148,610
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	150,000	146,029
Mondelez International, Inc.
3.00%, 05/07/20	200,000	200,117
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mylan N.V.
3.75%, 12/15/20 (a)	100,000	100,523
3.15%, 06/15/21 (a)	100,000	98,939
Mylan, Inc.
4.20%, 11/29/23 (a)	100,000	99,598
Newell Brands, Inc.
3.85%, 04/01/23 (a)	150,000	148,530
Novartis Capital Corp.
4.40%, 04/24/20	400,000	408,030
PepsiCo, Inc.
1.85%, 04/30/20 (a)	514,000	509,258
3.13%, 11/01/20	200,000	201,293
2.00%, 04/15/21 (a)	150,000	148,208
1.70%, 10/06/21 (a)	161,000	156,935
2.75%, 03/01/23	150,000	150,107
Pfizer, Inc.
2.20%, 12/15/21	500,000	493,335
3.00%, 06/15/23	150,000	150,819
Philip Morris International, Inc.
4.50%, 03/26/20	300,000	305,294
2.50%, 11/02/22 (a)	150,000	146,896
2.13%, 05/10/23 (a)	300,000	286,531
Reynolds American, Inc.
3.25%, 06/12/20	550,000	549,795
4.00%, 06/12/22	150,000	151,988
Sanofi
4.00%, 03/29/21	100,000	102,356
3.38%, 06/19/23 (a)	150,000	152,630
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	300,000	293,416
2.88%, 09/23/23 (a)	300,000	289,800
Stryker Corp.
2.63%, 03/15/21 (a)	200,000	198,626
Sysco Corp.
2.60%, 10/01/20 (a)	300,000	298,293
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)(e)	200,000	206,838
The Clorox Co.
3.05%, 09/15/22 (a)	200,000	200,251
The Coca-Cola Co.
1.88%, 10/27/20	100,000	98,741
1.55%, 09/01/21	150,000	146,000
3.30%, 09/01/21	100,000	101,492
2.20%, 05/25/22	500,000	492,470
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	100,000	97,168
The Hershey Co.
3.38%, 05/15/23 (a)	250,000	253,937
The JM Smucker Co.
3.00%, 03/15/22	300,000	296,232
The Kroger Co.
2.80%, 08/01/22 (a)	250,000	245,529
The Procter & Gamble Co.
1.85%, 02/02/21	100,000	98,527
1.70%, 11/03/21	200,000	195,312
2.30%, 02/06/22	200,000	198,100
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21 (a)	150,000	151,729
3.30%, 02/15/22	100,000	100,498
3.15%, 01/15/23 (a)	350,000	348,550
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	100,000	101,591

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Unilever Capital Corp.
4.25%, 02/10/21	100,000	102,892
2.75%, 03/22/21	100,000	99,942
1.38%, 07/28/21	350,000	338,491
Whirlpool Corp.
4.85%, 06/15/21	100,000	103,067
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	100,000	99,393
3.70%, 03/19/23 (a)	100,000	99,583
Zoetis, Inc.
3.45%, 11/13/20 (a)	100,000	100,569
3.25%, 02/01/23 (a)	100,000	99,484
		28,019,808
Energy 1.9%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	100,000	102,800
Apache Corp.
3.25%, 04/15/22 (a)	236,000	234,057
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	197,086
BP Capital Markets America, Inc.
4.50%, 10/01/20	100,000	102,514
4.74%, 03/11/21	250,000	258,959
2.11%, 09/16/21 (a)	150,000	146,911
2.75%, 05/10/23	250,000	246,119
BP Capital Markets PLC
3.06%, 03/17/22	500,000	501,440
3.81%, 02/10/24	150,000	154,252
Buckeye Partners LP
4.15%, 07/01/23 (a)	100,000	99,518
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	244,550
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	241,878
Chevron Corp.
1.96%, 03/03/20 (a)	250,000	248,427
2.10%, 05/16/21 (a)	150,000	148,011
2.50%, 03/03/22 (a)	250,000	248,182
2.57%, 05/16/23 (a)	150,000	148,119
3.19%, 06/24/23 (a)	250,000	252,723
Continental Resources, Inc.
5.00%, 09/15/22 (a)	150,000	151,721
4.50%, 04/15/23 (a)	150,000	153,013
Devon Energy Corp.
3.25%, 05/15/22 (a)	96,000	95,740
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (a)	100,000	99,551
Enbridge Energy Partners LP
4.38%, 10/15/20 (a)	150,000	152,801
Enbridge, Inc.
2.90%, 07/15/22 (a)	500,000	492,483
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	400,000	410,557
5.20%, 02/01/22 (a)	250,000	260,757
3.60%, 02/01/23 (a)	200,000	199,371
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (a)	100,000	102,975
Enterprise Products Operating LLC
5.20%, 09/01/20	200,000	206,351
3.35%, 03/15/23 (a)	400,000	401,010
4.88%, 08/16/77 (a)(b)	60,000	54,405
Security Rate, Maturity Date	Face Amount ($)	Value ($)
EOG Resources, Inc.
2.45%, 04/01/20 (a)	264,000	262,538
2.63%, 03/15/23 (a)	150,000	147,019
EQT Corp.
4.88%, 11/15/21	200,000	205,518
EQT Midstream Partners LP
4.75%, 07/15/23 (a)	100,000	100,801
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	500,000	495,848
2.40%, 03/06/22 (a)	100,000	99,112
Halliburton Co.
3.50%, 08/01/23 (a)	150,000	151,067
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	200,000	201,335
Kinder Morgan, Inc.
6.50%, 09/15/20	100,000	104,924
3.15%, 01/15/23 (a)	400,000	396,026
Marathon Oil Corp.
2.80%, 11/01/22 (a)	100,000	97,346
Marathon Petroleum Corp.
3.40%, 12/15/20 (a)	250,000	251,249
MPLX LP
4.50%, 07/15/23 (a)	150,000	155,219
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	100,000	97,003
Occidental Petroleum Corp.
4.10%, 02/01/21 (a)	222,000	226,481
3.13%, 02/15/22 (a)	200,000	201,515
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	170,653
Phillips 66
4.30%, 04/01/22	150,000	155,302
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (a)	400,000	408,582
3.85%, 10/15/23 (a)	100,000	99,586
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	350,000	374,621
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	150,000	154,482
Shell International Finance BV
2.13%, 05/11/20	400,000	397,331
1.75%, 09/12/21	200,000	195,008
2.25%, 01/06/23	150,000	146,586
3.40%, 08/12/23	141,000	143,623
3.50%, 11/13/23 (a)	150,000	153,405
The Williams Cos., Inc.
5.25%, 03/15/20	150,000	153,176
3.60%, 03/15/22 (a)	150,000	150,944
3.70%, 01/15/23 (a)	100,000	100,038
4.50%, 11/15/23 (a)	150,000	154,976
Total Capital Canada Ltd.
2.75%, 07/15/23	100,000	98,858
Total Capital International S.A.
2.70%, 01/25/23	100,000	98,824
3.70%, 01/15/24	150,000	154,038
Total Capital S.A.
4.45%, 06/24/20	400,000	408,708
TransCanada PipeLines Ltd.
2.50%, 08/01/22	300,000	294,220
		13,562,243

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial Other 0.0%
Cintas Corp. No 2
2.90%, 04/01/22 (a)	150,000	149,542
Technology 2.1%
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	75,000	76,341
Altera Corp.
4.10%, 11/15/23	150,000	157,498
Analog Devices, Inc.
2.95%, 01/12/21	250,000	248,991
Apple, Inc.
2.00%, 05/06/20	228,000	226,357
2.00%, 11/13/20	150,000	148,474
2.25%, 02/23/21 (a)	28,000	27,775
2.85%, 05/06/21	150,000	150,396
1.55%, 08/04/21 (a)	325,000	316,450
2.50%, 02/09/22 (a)	250,000	248,566
2.30%, 05/11/22 (a)	150,000	147,692
2.40%, 01/13/23 (a)	100,000	98,400
2.40%, 05/03/23	800,000	785,657
3.00%, 02/09/24 (a)	300,000	300,586
Applied Materials, Inc.
4.30%, 06/15/21	150,000	154,471
Baidu, Inc.
3.50%, 11/28/22	350,000	349,219
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	100,000	97,730
3.00%, 01/15/22 (a)	300,000	294,802
2.65%, 01/15/23 (a)	150,000	143,053
3.63%, 01/15/24 (a)	250,000	242,995
CA, Inc.
3.60%, 08/15/22 (a)	75,000	74,605
Cisco Systems, Inc.
2.45%, 06/15/20	500,000	498,591
2.20%, 02/28/21	125,000	123,793
1.85%, 09/20/21 (a)	11,000	10,756
2.60%, 02/28/23	150,000	149,241
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(e)	400,000	407,490
5.45%, 06/15/23 (a)(e)	350,000	368,194
Fidelity National Information Services, Inc.
4.50%, 10/15/22 (a)	250,000	257,552
Fiserv, Inc.
2.70%, 06/01/20 (a)	100,000	99,370
3.80%, 10/01/23 (a)	100,000	100,570
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	350,000	352,047
4.40%, 10/15/22 (a)	250,000	258,415
HP, Inc.
4.38%, 09/15/21	250,000	258,209
IBM Credit LLC
3.45%, 11/30/20	100,000	100,960
3.00%, 02/06/23	100,000	99,527
Intel Corp.
1.85%, 05/11/20	250,000	247,601
2.45%, 07/29/20	100,000	99,758
1.70%, 05/19/21 (a)	150,000	146,768
3.30%, 10/01/21	100,000	101,687
2.70%, 12/15/22	100,000	99,713
International Business Machines Corp.
1.63%, 05/15/20	350,000	345,528
2.25%, 02/19/21	150,000	148,052
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/27/22	150,000	148,105
2.88%, 11/09/22	350,000	347,873
Lam Research Corp.
2.75%, 03/15/20 (a)	250,000	249,702
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	250,000	251,366
Micron Technology, Inc.
4.64%, 02/06/24 (a)	50,000	50,376
Microsoft Corp.
2.00%, 11/03/20 (a)	400,000	396,036
1.55%, 08/08/21 (a)	500,000	487,244
2.40%, 02/06/22 (a)	150,000	148,937
2.38%, 02/12/22 (a)	150,000	148,888
2.65%, 11/03/22 (a)	150,000	149,720
2.38%, 05/01/23 (a)	150,000	148,225
2.00%, 08/08/23 (a)	150,000	145,285
Motorola Solutions, Inc.
3.75%, 05/15/22	150,000	150,796
NVIDIA Corp.
2.20%, 09/16/21 (a)	500,000	491,746
Oracle Corp.
3.88%, 07/15/20	150,000	152,333
2.50%, 05/15/22 (a)	150,000	148,230
2.50%, 10/15/22	400,000	394,640
2.63%, 02/15/23 (a)	150,000	148,230
3.63%, 07/15/23	150,000	154,263
2.40%, 09/15/23 (a)	300,000	291,920
QUALCOMM, Inc.
3.00%, 05/20/22	200,000	199,426
2.60%, 01/30/23 (a)	250,000	243,188
salesforce.com, Inc.
3.25%, 04/11/23 (a)	100,000	101,292
Seagate HDD Cayman
4.25%, 03/01/22 (a)	100,000	99,937
4.75%, 06/01/23	100,000	100,427
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	750,000	727,063
Total System Services, Inc.
3.75%, 06/01/23 (a)	150,000	149,627
VMware, Inc.
2.30%, 08/21/20	250,000	247,049
2.95%, 08/21/22 (a)	200,000	196,071
		15,231,875
Transportation 0.4%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	400,000	401,879
CSX Corp.
3.70%, 11/01/23 (a)	150,000	152,892
Delta Air Lines, Inc.
3.40%, 04/19/21	150,000	149,864
3.63%, 03/15/22 (a)	150,000	149,638
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	250,000	248,583
Norfolk Southern Railway Co.
9.75%, 06/15/20	100,000	108,442
Ryder System, Inc.
2.88%, 09/01/20 (a)	100,000	99,759
3.40%, 03/01/23 (a)	350,000	347,962
Southwest Airlines Co.
2.75%, 11/16/22 (a)	250,000	244,723

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Union Pacific Corp.
4.00%, 02/01/21 (a)	28,000	28,503
3.50%, 06/08/23 (a)	250,000	253,491
3.65%, 02/15/24 (a)	100,000	101,858
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	100,000	98,503
2.45%, 10/01/22	300,000	297,602
2.50%, 04/01/23 (a)	100,000	98,372
		2,782,071
		101,402,307

Utility 1.1%
Electric 1.0%
Alabama Power Co.
3.55%, 12/01/23	150,000	152,002
Appalachian Power Co.
4.60%, 03/30/21 (a)	100,000	102,828
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	150,000	144,635
CMS Energy Corp.
5.05%, 03/15/22 (a)	100,000	104,586
Commonwealth Edison Co.
3.40%, 09/01/21 (a)	100,000	100,835
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	100,000	97,776
Dominion Energy, Inc.
2.58%, 07/01/20	100,000	99,014
2.00%, 08/15/21 (a)	150,000	145,601
DPL, Inc.
7.25%, 10/15/21 (a)	100,000	107,625
DTE Energy Co.
3.70%, 08/01/23 (a)	100,000	100,453
Duke Energy Corp.
1.80%, 09/01/21 (a)	328,000	317,531
3.05%, 08/15/22 (a)	300,000	298,759
Duke Energy Progress LLC
3.00%, 09/15/21 (a)	200,000	201,093
Edison International
2.13%, 04/15/20	217,000	212,732
Entergy Corp.
5.13%, 09/15/20 (a)	200,000	203,809
Eversource Energy
2.75%, 03/15/22 (a)	150,000	148,234
2.80%, 05/01/23 (a)	200,000	196,369
Exelon Corp.
2.85%, 06/15/20 (a)	100,000	99,681
3.50%, 06/01/22 (a)	500,000	497,193
FirstEnergy Corp.
4.25%, 03/15/23 (a)	100,000	102,529
Georgia Power Co.
2.00%, 03/30/20	100,000	98,962
National Rural Utilities Cooperative Finance Corp.
2.35%, 06/15/20 (a)	11,000	10,931
2.40%, 04/25/22 (a)	250,000	245,489
3.40%, 11/15/23 (a)	150,000	151,848
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	500,000	512,005
Northern States Power Co.
2.60%, 05/15/23 (a)	150,000	147,920
NV Energy, Inc.
6.25%, 11/15/20	500,000	525,973
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ohio Power Co.
5.38%, 10/01/21	150,000	159,188
PNM Resources, Inc.
3.25%, 03/09/21	50,000	49,820
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	250,000	254,934
Public Service Electric & Gas Co.
3.25%, 09/01/23 (a)	150,000	152,002
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	244,498
Puget Energy, Inc.
6.00%, 09/01/21	150,000	158,447
San Diego Gas & Electric Co.
3.00%, 08/15/21	100,000	99,934
3.60%, 09/01/23 (a)	150,000	150,264
Southern California Edison Co.
3.50%, 10/01/23 (a)	150,000	147,544
Southern Power Co.
2.38%, 06/01/20 (a)	100,000	99,314
The Southern Co.
2.35%, 07/01/21 (a)	100,000	98,592
2.95%, 07/01/23 (a)	300,000	294,831
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	100,000	99,450
2.75%, 03/15/23 (a)	150,000	147,849
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	100,000	98,648
		7,381,728
Natural Gas 0.1%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (a)	150,000	150,934
NiSource, Inc.
2.65%, 11/17/22 (a)	100,000	97,124
Sempra Energy
2.90%, 02/01/23 (a)	150,000	145,249
		393,307
		7,775,035
Total Corporates
(Cost $187,503,191)		187,432,770

Treasuries 63.0% of net assets
Bonds
8.75%, 05/15/20	275,000	295,185
8.75%, 08/15/20	350,000	380,810
7.88%, 02/15/21	365,000	402,113
8.13%, 05/15/21	825,000	923,452
8.13%, 08/15/21	30,000	33,978
8.00%, 11/15/21	105,000	119,999
7.25%, 08/15/22	400,000	462,266
7.63%, 11/15/22	226,000	266,654
Notes
1.63%, 03/15/20	1,600,000	1,584,969
1.13%, 03/31/20	2,550,000	2,511,800
2.25%, 03/31/20	4,950,000	4,934,628
1.50%, 04/15/20	1,350,000	1,334,628
1.13%, 04/30/20	1,920,000	1,889,063
1.38%, 04/30/20	2,635,500	2,600,085
2.38%, 04/30/20	5,250,000	5,239,951
1.50%, 05/15/20	7,100,000	7,013,191
3.50%, 05/15/20	2,139,300	2,163,200

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 05/31/20	5,998,100	5,921,249
2.50%, 05/31/20	2,700,000	2,698,418
1.50%, 06/15/20	1,500,000	1,480,166
1.63%, 06/30/20	2,682,900	2,650,464
1.88%, 06/30/20	1,435,000	1,422,500
2.50%, 06/30/20	4,700,000	4,697,338
1.50%, 07/15/20	2,000,000	1,971,836
1.63%, 07/31/20	2,945,000	2,907,325
2.00%, 07/31/20	2,760,000	2,739,030
2.63%, 07/31/20	3,650,000	3,653,778
1.50%, 08/15/20	2,056,000	2,025,361
2.63%, 08/15/20	4,190,000	4,194,337
1.38%, 08/31/20	3,445,000	3,386,327
2.13%, 08/31/20	2,057,400	2,044,461
2.63%, 08/31/20	1,600,000	1,601,906
1.38%, 09/15/20	2,087,000	2,050,518
1.38%, 09/30/20	3,441,900	3,379,650
2.00%, 09/30/20	1,979,000	1,962,457
2.75%, 09/30/20	3,450,000	3,460,646
1.63%, 10/15/20	1,770,000	1,744,141
1.38%, 10/31/20	1,614,500	1,583,787
1.75%, 10/31/20	2,074,000	2,047,103
2.88%, 10/31/20	3,600,000	3,619,266
1.75%, 11/15/20	2,000,000	1,973,789
2.63%, 11/15/20	8,180,300	8,191,164
1.63%, 11/30/20	2,994,000	2,947,336
2.00%, 11/30/20	1,680,500	1,665,074
2.75%, 11/30/20	2,700,000	2,709,492
1.88%, 12/15/20	2,750,000	2,718,203
1.75%, 12/31/20	3,735,500	3,683,261
2.38%, 12/31/20	1,948,100	1,942,545
2.50%, 12/31/20	10,000,000	9,993,359
2.00%, 01/15/21	1,750,000	1,732,944
1.38%, 01/31/21	3,395,000	3,321,795
2.13%, 01/31/21	1,785,000	1,771,543
2.50%, 01/31/21	3,700,000	3,698,555
2.25%, 02/15/21	1,950,000	1,939,755
3.63%, 02/15/21	3,095,000	3,160,043
1.13%, 02/28/21	2,504,300	2,436,508
2.00%, 02/28/21	1,847,800	1,829,033
2.50%, 02/28/21	3,000,000	2,999,414
2.38%, 03/15/21	3,270,000	3,260,739
1.25%, 03/31/21	2,435,300	2,374,037
2.25%, 03/31/21	1,737,100	1,727,736
2.38%, 04/15/21	3,800,000	3,788,793
1.38%, 04/30/21	2,350,500	2,294,492
2.25%, 04/30/21	2,450,000	2,436,602
2.63%, 05/15/21	3,450,000	3,458,355
3.13%, 05/15/21	2,105,000	2,132,793
1.38%, 05/31/21	1,272,900	1,241,575
2.00%, 05/31/21	1,510,000	1,493,396
2.63%, 06/15/21	3,950,000	3,961,109
1.13%, 06/30/21	922,900	894,636
2.13%, 06/30/21	805,000	798,224
2.63%, 07/15/21	6,500,000	6,518,281
1.13%, 07/31/21	1,248,400	1,208,388
2.25%, 07/31/21	1,737,600	1,727,690
2.13%, 08/15/21	4,696,800	4,655,061
2.75%, 08/15/21	2,820,000	2,836,744
1.13%, 08/31/21	3,239,500	3,132,192
2.00%, 08/31/21	3,580,000	3,536,578
2.75%, 09/15/21	5,800,000	5,836,363
1.13%, 09/30/21	1,653,400	1,597,534
2.13%, 09/30/21	1,530,000	1,515,836
2.88%, 10/15/21	4,000,000	4,038,047
1.25%, 10/31/21	2,996,400	2,900,656
2.00%, 10/31/21	2,665,500	2,631,973
2.00%, 11/15/21	1,425,200	1,407,524
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 11/15/21	6,900,000	6,967,787
1.75%, 11/30/21	6,310,900	6,187,394
1.88%, 11/30/21	2,329,300	2,291,631
2.63%, 12/15/21	18,500,000	18,569,736
2.00%, 12/31/21	2,574,600	2,541,110
2.13%, 12/31/21	2,030,300	2,010,473
2.50%, 01/15/22	8,800,000	8,801,891
1.50%, 01/31/22	2,025,300	1,969,604
1.88%, 01/31/22	2,344,300	2,303,733
2.00%, 02/15/22	1,915,300	1,889,226
1.75%, 02/28/22	1,943,800	1,902,798
1.88%, 02/28/22	2,769,800	2,721,004
1.75%, 03/31/22	1,910,000	1,868,741
1.88%, 03/31/22	5,855,000	5,751,394
1.75%, 04/30/22	2,350,000	2,297,859
1.88%, 04/30/22	2,070,000	2,031,834
1.75%, 05/15/22	3,050,000	2,980,362
1.75%, 05/31/22	2,350,000	2,295,932
1.88%, 05/31/22	1,800,000	1,765,477
1.75%, 06/30/22	2,000,000	1,953,437
2.13%, 06/30/22	2,000,000	1,976,797
1.88%, 07/31/22	2,700,000	2,645,473
2.00%, 07/31/22	1,700,000	1,672,441
1.63%, 08/15/22	2,400,000	2,330,672
1.63%, 08/31/22	2,250,000	2,184,434
1.88%, 08/31/22	2,000,000	1,958,281
1.75%, 09/30/22	3,250,000	3,166,846
1.88%, 09/30/22	2,800,000	2,740,719
1.88%, 10/31/22	2,000,000	1,956,172
2.00%, 10/31/22	2,000,000	1,964,922
1.63%, 11/15/22	3,800,000	3,682,289
2.00%, 11/30/22	3,550,000	3,485,795
2.13%, 12/31/22	5,200,000	5,127,687
1.75%, 01/31/23	2,955,000	2,872,006
2.38%, 01/31/23	4,325,000	4,303,713
2.00%, 02/15/23	1,900,000	1,863,818
1.50%, 02/28/23	950,000	913,781
2.63%, 02/28/23	3,250,000	3,264,219
2.50%, 03/31/23	7,235,000	7,232,739
2.75%, 04/30/23	2,800,000	2,826,141
1.75%, 05/15/23	5,470,000	5,303,763
1.63%, 05/31/23	3,850,000	3,712,919
2.75%, 05/31/23	1,900,000	1,918,184
2.63%, 06/30/23	10,800,000	10,849,781
2.75%, 07/31/23	11,400,000	11,511,773
2.75%, 08/31/23	500,000	505,098
2.88%, 09/30/23	5,200,000	5,279,828
1.63%, 10/31/23	3,300,000	3,171,480
2.88%, 10/31/23	4,850,000	4,925,592
2.88%, 11/30/23	9,700,000	9,858,951
2.63%, 12/31/23	18,600,000	18,687,551
2.50%, 01/31/24	9,950,000	9,945,142
Total Treasuries
(Cost $451,680,248)		450,457,633

Government Related 10.1% of net assets

Agency 5.4%
Foreign 2.6%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	250,000	245,524
1.88%, 01/20/21	300,000	295,958

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 09/07/21	250,000	251,610
2.88%, 03/13/23	150,000	151,278
		944,370
Canada 0.1%
Export Development Canada
2.00%, 11/30/20	250,000	247,482
2.00%, 05/17/22	150,000	147,309
2.50%, 01/24/23	150,000	149,332
2.75%, 03/15/23	150,000	150,815
		694,938
China 0.1%
Industrial & Commercial Bank of China Ltd.
2.91%, 11/13/20	250,000	247,614
2.64%, 05/26/21	250,000	245,453
2.45%, 10/20/21	500,000	486,700
		979,767
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	200,000	215,602
Germany 1.3%
FMS Wertmanagement
1.38%, 06/08/21 (f)	200,000	194,604
2.75%, 03/06/23 (f)	250,000	251,211
2.75%, 01/30/24 (f)	250,000	251,483
Kreditanstalt Fuer Wiederaufbau
1.50%, 04/20/20 (f)	1,500,000	1,481,722
1.88%, 06/30/20 (f)	950,000	940,895
1.88%, 11/30/20 (f)	472,000	466,253
1.88%, 12/15/20 (f)	250,000	246,872
1.63%, 03/15/21 (f)	750,000	736,072
2.63%, 04/12/21 (f)	250,000	250,135
1.50%, 06/15/21 (f)	450,000	439,307
2.38%, 08/25/21 (f)	39,000	38,815
1.75%, 09/15/21 (f)	150,000	146,977
3.13%, 12/15/21 (f)	400,000	405,877
2.63%, 01/25/22 (f)	305,000	305,416
2.13%, 03/07/22 (f)	300,000	296,185
2.13%, 06/15/22 (f)	900,000	887,357
2.00%, 09/29/22 (f)	300,000	294,027
2.38%, 12/29/22 (f)	500,000	496,115
2.13%, 01/17/23 (f)	750,000	737,147
2.63%, 02/28/24 (f)	300,000	299,822
Landwirtschaftliche Rentenbank
2.00%, 12/06/21 (f)	200,000	196,852
3.13%, 11/14/23 (f)	200,000	204,273
		9,567,417
Japan 0.3%
Japan Bank for International Cooperation
1.75%, 05/28/20	14,000	13,847
2.13%, 06/01/20	250,000	248,228
2.13%, 07/21/20	250,000	247,919
1.88%, 04/20/21	200,000	196,486
2.50%, 06/01/22	200,000	197,962
2.38%, 11/16/22	500,000	491,816
3.38%, 07/31/23	200,000	203,941
3.38%, 10/31/23	200,000	204,212
		1,804,411
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mexico 0.2%
Petroleos Mexicanos
5.50%, 01/21/21	300,000	304,425
6.38%, 02/04/21	500,000	515,825
4.88%, 01/24/22	150,000	149,173
5.38%, 03/13/22	250,000	251,750
3.50%, 01/30/23	250,000	233,475
4.88%, 01/18/24	150,000	143,685
		1,598,333
Norway 0.1%
Equinor A.S.A.
2.90%, 11/08/20	100,000	100,253
3.15%, 01/23/22	200,000	202,253
2.45%, 01/17/23	150,000	147,753
		450,259
Republic of Korea 0.2%
Export-Import Bank of Korea
5.13%, 06/29/20	250,000	257,236
2.50%, 11/01/20	200,000	198,591
2.50%, 05/10/21	17,000	16,801
4.38%, 09/15/21	250,000	257,887
2.75%, 01/25/22	200,000	198,285
The Korea Development Bank
3.00%, 09/14/22	200,000	198,941
2.75%, 03/19/23	200,000	196,506
3.75%, 01/22/24	200,000	203,766
		1,528,013
Sweden 0.2%
Svensk Exportkredit AB
1.75%, 05/18/20	200,000	197,833
3.13%, 11/08/21	250,000	252,999
2.38%, 03/09/22	300,000	297,544
2.88%, 03/14/23	250,000	251,605
		999,981
		18,783,091
U.S. 2.8%
Fannie Mae
1.50%, 07/30/20	1,400,000	1,380,121
2.88%, 10/30/20	400,000	402,038
1.38%, 02/26/21	500,000	488,976
2.50%, 04/13/21	450,000	449,744
1.25%, 08/17/21	28,000	27,169
1.38%, 10/07/21	400,000	388,372
2.63%, 01/11/22	600,000	601,169
1.88%, 04/05/22	500,000	490,396
2.38%, 01/19/23	1,250,000	1,243,395
2.88%, 09/12/23	800,000	810,287
Federal Farm Credit Bank
1.40%, 04/13/20 (a)	200,000	197,427
1.95%, 11/02/21	500,000	492,285
Federal Home Loan Bank
1.88%, 03/13/20	300,000	297,972
2.63%, 05/28/20	1,250,000	1,251,179
1.75%, 07/13/20 (a)	400,000	395,184
2.63%, 10/01/20	3,600,000	3,603,287
1.87%, 02/10/21 (a)	300,000	295,739
1.38%, 02/18/21	500,000	489,166
1.75%, 03/12/21	110,000	108,118
1.13%, 07/14/21	950,000	920,381

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 09/10/21	250,000	248,782
3.00%, 10/12/21	900,000	910,353
1.88%, 11/29/21	250,000	245,738
Freddie Mac
1.38%, 04/20/20	600,000	592,275
2.50%, 04/23/20	800,000	799,807
1.88%, 11/17/20	300,000	296,570
1.13%, 08/12/21	500,000	484,006
2.38%, 01/13/22	528,000	525,748
2.75%, 06/19/23	1,000,000	1,007,539
Tennessee Valley Authority
3.88%, 02/15/21	250,000	256,085
		19,699,308
		38,482,399

Local Authority 0.6%
Foreign 0.5%
Canada 0.5%
Province of Alberta
2.20%, 07/26/22	200,000	195,740
3.35%, 11/01/23	250,000	254,998
2.95%, 01/23/24	150,000	150,138
Province of British Columbia
2.00%, 10/23/22	250,000	244,055
Province of Manitoba
2.13%, 05/04/22	100,000	97,842
2.10%, 09/06/22	100,000	97,490
Province of Ontario
4.40%, 04/14/20	356,000	362,561
1.88%, 05/21/20	250,000	247,586
2.55%, 02/12/21	350,000	348,586
2.50%, 09/10/21	150,000	149,155
2.40%, 02/08/22	350,000	346,360
2.20%, 10/03/22	150,000	146,920
3.40%, 10/17/23	300,000	306,282
3.05%, 01/29/24	300,000	302,434
Province of Quebec
2.75%, 08/25/21	300,000	300,303
2.38%, 01/31/22	250,000	247,777
2.63%, 02/13/23	250,000	248,283
		4,046,510
		4,046,510
U.S. 0.1%
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	125,000	126,299
State Board of Administration Finance Corp.
RB Series 2016A
2.64%, 07/01/21	250,000	249,605
		375,904
		4,422,414

Sovereign 0.7%
Canada 0.1%
Canada Government International Bond
2.63%, 01/25/22	300,000	300,590
2.00%, 11/15/22	300,000	294,144
		594,734
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chile 0.0%
Chile Government International Bond
3.88%, 08/05/20	150,000	152,160
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	200,000	204,850
2.63%, 03/15/23 (a)	200,000	192,852
4.00%, 02/26/24 (a)	200,000	202,552
		600,254
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	258,000	274,417
5.38%, 02/21/23	150,000	160,844
5.75%, 11/22/23	210,000	230,418
		665,679
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	200,000	195,875
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	250,000	259,144
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	300,000	328,875
Mexico 0.1%
Mexico Government International Bond
3.50%, 01/21/21	250,000	251,361
3.63%, 03/15/22	150,000	151,052
4.00%, 10/02/23	300,000	303,496
		705,909
Philippines 0.0%
Philippine Government International Bond
4.00%, 01/15/21	150,000	152,935
Poland 0.1%
Republic of Poland Government International Bond
5.13%, 04/21/21	250,000	261,816
5.00%, 03/23/22	150,000	158,922
3.00%, 03/17/23	250,000	249,962
4.00%, 01/22/24	150,000	155,944
		826,644
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	207,430
		4,689,639

Supranational* 3.4%
African Development Bank
1.88%, 03/16/20	250,000	247,500
2.63%, 03/22/21	150,000	150,022
1.25%, 07/26/21	164,000	158,897
2.38%, 09/23/21	500,000	497,480
3.00%, 09/20/23	150,000	152,220

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Asian Development Bank
2.25%, 01/20/21	500,000	496,874
1.63%, 03/16/21	400,000	392,453
2.13%, 11/24/21	500,000	494,117
2.00%, 02/16/22	750,000	737,676
1.75%, 09/13/22	400,000	388,902
2.75%, 03/17/23	300,000	301,821
2.63%, 01/30/24	450,000	449,900
Corp. Andina de Fomento
2.13%, 09/27/21	250,000	243,455
4.38%, 06/15/22	150,000	155,256
2.75%, 01/06/23	100,000	98,098
3.75%, 11/23/23	150,000	152,621
Council of Europe Development Bank
2.63%, 02/13/23	250,000	250,137
European Bank for Reconstruction & Development
1.50%, 03/16/20	14,000	13,844
1.63%, 05/05/20	600,000	593,200
2.00%, 02/01/21	250,000	247,215
2.75%, 04/26/21	150,000	150,433
European Investment Bank
1.63%, 03/16/20	200,000	197,953
1.38%, 06/15/20	1,303,000	1,282,712
1.63%, 12/15/20	500,000	491,773
2.00%, 03/15/21	800,000	790,600
2.50%, 04/15/21	325,000	324,396
2.38%, 05/13/21	250,000	248,873
1.38%, 09/15/21	250,000	242,721
2.13%, 10/15/21	305,000	301,600
2.25%, 03/15/22	700,000	693,681
2.38%, 06/15/22	1,000,000	994,051
2.00%, 12/15/22	750,000	734,474
2.50%, 03/15/23	400,000	398,658
2.88%, 08/15/23	300,000	303,373
3.13%, 12/14/23	350,000	357,931
3.25%, 01/29/24	400,000	411,445
Inter-American Development Bank
1.63%, 05/12/20	1,000,000	988,580
1.88%, 06/16/20	150,000	148,625
1.38%, 07/15/20	14,000	13,769
2.13%, 11/09/20	150,000	148,726
1.88%, 03/15/21	350,000	345,048
2.63%, 04/19/21	400,000	399,919
1.75%, 04/14/22	300,000	292,453
2.50%, 01/18/23	750,000	747,133
2.63%, 01/16/24	400,000	399,814
3.00%, 02/21/24	250,000	253,966
International Bank for Reconstruction & Development
1.38%, 03/30/20	800,000	789,642
1.88%, 04/21/20	250,000	247,960
1.63%, 09/04/20	150,000	147,835
2.13%, 11/01/20	500,000	496,098
1.63%, 03/09/21	164,000	160,927
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 05/24/21	950,000	925,216
2.75%, 07/23/21	250,000	250,971
2.00%, 01/26/22	1,000,000	983,773
1.63%, 02/10/22	400,000	389,099
2.13%, 02/13/23	150,000	147,395
1.75%, 04/19/23	250,000	241,744
3.00%, 09/27/23	400,000	407,580
International Finance Corp.
1.75%, 03/30/20	250,000	247,684
2.25%, 01/25/21	350,000	347,711
1.13%, 07/20/21	175,000	169,195
2.88%, 07/31/23	150,000	151,497
Nordic Investment Bank
1.25%, 08/02/21	500,000	484,269
2.25%, 09/30/21	200,000	198,212
		24,671,203
Total Government Related
(Cost $72,441,002)		72,265,655
Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (g)	1,918,529	1,918,529
Total Other Investment Company
(Cost $1,918,529)		1,918,529
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Perpetual security with no stated maturity date.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,916,546 or 0.3% of net assets.
(f)	Guaranteed by the Republic of Germany.
(g)	The rate shown is the 7-day yield.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$187,432,770	$—	$187,432,770
Treasuries	—	450,457,633	—	450,457,633
Government Related[1]	—	72,265,655	—	72,265,655
Other Investment Company[1]	1,918,529	—	—	1,918,529
Total	$1,918,529	$710,156,058	$—	$712,074,587
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $713,542,970)		$712,074,587
Cash		445,602
Receivables:
Investments sold		19,971,753
Interest		4,274,243
Fund shares sold		3,316,520
Dividends	+	4,385
Total assets		740,087,090
Liabilities
Payables:
Investments bought		24,206,038
Investments bought — Delayed-delivery		100,023
Investment adviser fees		31,851
Distributions to shareholders		345,489
Fund shares redeemed	+	299,292
Total liabilities		24,982,693
Net Assets
Total assets		740,087,090
Total liabilities	–	24,982,693
Net assets		$715,104,397
Net Assets by Source
Capital received from investors		719,661,493
Total distributable loss[1]		(4,557,096)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$715,104,397		72,433,245		$9.87

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Interest		$7,076,555
Dividends	+	16,218
Total investment income		7,092,773
Expenses
Investment adviser fees		172,985
Total expenses	–	172,985
Net investment income		6,919,788
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,186,007)
Net change in unrealized appreciation (depreciation) on investments	+	5,753,001
Net realized and unrealized gains		4,566,994
Increase in net assets resulting from operations		$11,486,782

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$6,919,788	$8,717,739
Net realized losses		(1,186,007)	(1,851,801)
Net change in unrealized appreciation (depreciation)	+	5,753,001	(8,368,494)
Increase (decrease) in net assets from operations		11,486,782	(1,502,556)
Distributions to Shareholders1
Total distributions		($6,919,784)	($8,717,739)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		29,041,731	$285,071,073	33,433,856	$329,976,492
Shares reinvested		526,780	5,171,112	693,405	6,830,349
Shares redeemed	+	(10,412,302)	(101,995,842)	(18,773,099)	(185,054,096)
Net transactions in fund shares		19,156,209	$188,246,343	15,354,162	$151,752,745
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		53,277,036	$522,291,056	37,922,874	$380,758,606
Total increase	+	19,156,209	192,813,341	15,354,162	141,532,450
End of period[2]		72,433,245	$715,104,397	53,277,036	$522,291,056
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $8,717,739 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[2]	End of period - Net assets of the fund had no undistributed net investment income at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Taxable Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab 1000 Index® Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Schwab Tax-Free Bond Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
Effective November 5, 2018, the funds adopted SEC Regulation S-X disclosure requirement changes. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of February 28, 2019, the funds had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory Agreement between Charles Schwab Investment Management, Inc. (CSIM or the investment advisor) and the Schwab Treasury Inflation Protected Securities Index Fund and an Investment Advisory Agreement between CSIM and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, CSIM pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fails charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will not have a material impact to the financial statements.
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, they follow the securities included in their respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its index.
Interest Rate Risk. The funds’ investments in fixed-income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates could cause a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates.
Sampling Index Tracking Risk. An index fund may not fully replicate its respective index and may hold securities not included in the respective index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Prepayment and Extension Risk. The funds’ portfolio investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which a fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction could expose a fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by the funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Leverage Risk. Certain fund transactions, such as derivatives transactions, TBA transactions and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Portfolio Turnover Risk. A fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower a fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to a fund’s shareholders.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
0.05%	0.04%	0.06%
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2019, as applicable:
	Underlying Funds
	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Schwab MarketTrack Growth Portfolio	—%	4.8%	—%
Schwab MarketTrack Balanced Portfolio	—%	7.6%	—%
Schwab MarketTrack Conservative Portfolio	—%	5.5%	—%
Schwab Target 2010 Fund	0.4%	0.5%	0.7%
Schwab Target 2015 Fund	0.6%	0.8%	1.1%
Schwab Target 2020 Fund	3.4%	4.5%	6.5%
Schwab Target 2025 Fund	1.2%	3.2%	4.5%
Schwab Target 2030 Fund	—%	4.2%	5.7%
Schwab Target 2035 Fund	—%	1.4%	2.0%
Schwab Target 2040 Fund	—%	2.1%	2.8%
Schwab Target 2045 Fund	—%	0.2%	0.2%
Schwab Target 2050 Fund	—%	0.1%	0.2%
Schwab Target 2055 Fund	—%	0.1%	0.1%
Schwab Target 2060 Fund	—%	0.0%*	0.0%*
Schwab Monthly Income Fund — Moderate Payout	—%	0.9%	—%
Schwab Monthly Income Fund — Enhanced Payout	—%	2.1%	—%
Schwab Monthly Income Fund — Maximum Payout	—%	1.4%	—%
Schwab Balanced Fund	—%	6.9%	—%
*	Less than 0.05%.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. The independent trustees are paid by CSIM. For more information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), which matured on October 4, 2018. On October 4, 2018, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $750 million, maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
All of the funds also have access to custodian overdraft facilities. The funds may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2019, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab Treasury Inflation Protected Securities Index Fund	$152,722,044	$—	$152,722,044
Schwab U.S. Aggregate Bond Index Fund	1,397,817,566	254,950,924	1,652,768,490
Schwab Short-Term Bond Index Fund	237,943,683	95,454,292	333,397,975
	Sales/Maturities of Long-Term U.S. Government Securities*	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab Treasury Inflation Protected Securities Index Fund	$78,894,704	$—	$78,894,704
Schwab U.S. Aggregate Bond Index Fund	1,046,674,425	135,637,969	1,182,312,394
Schwab Short-Term Bond Index Fund	109,941,959	37,502,515	147,444,474
*	Includes securities guaranteed by U.S. Government Agencies.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of February 28, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Tax cost	$822,565,358	$2,581,524,038	$713,797,373
Gross unrealized appreciation	$—	$8,727,585	$1,979,596
Gross unrealized depreciation	(6,009,734)	(27,600,254)	(3,702,382)
Net unrealized appreciation (depreciation)	($6,009,734)	($18,872,669)	($1,722,786)
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
No expiration	$1,268,337	$9,538,296	$1,742,570
Total	$1,268,337	$9,538,296	$1,742,570
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2019. The tax-basis components of distributions paid during the year ended August 31, 2018 were as follows:
	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Ordinary income	$16,246,484	$46,937,145	$8,717,739
Long-term capital gains	—	—	—
As of August 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2018, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Taxable Bond Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Government/Credit 1 – 5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $250 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the
TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Taxable Bond Funds  |  Semiannual Report

Notes

Schwab Taxable Bond Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13480-23
00227481

Semiannual Report  |  February 28, 2019
Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fund
Schwab California
Tax-Free Bond Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically as described below.
If you would like to continue to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request: (1) by contacting your financial intermediary, if you invest through a financial intermediary; or (2) if you invest directly with a fund, by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action. If you do not receive shareholder reports and other fund documents electronically but would like to do so, contact your financial intermediary or, if you invest directly with the funds, call 1-800-407-0256.

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Two ways investors can include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 28, 2019
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	2.12%
S&P National AMT-Free Municipal Bond Index	2.21%
Bloomberg Barclays 7-Year Municipal Bond Index	3.16%
Fund Category: Morningstar Municipal National Intermediate Bond[1]	2.05%
Performance Details	page 8

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	1.97%
S&P California AMT-Free Municipal Bond Index	1.68%
Bloomberg Barclays 7-Year Municipal Bond Index	3.16%
Fund Category: Morningstar Municipal California Intermediate/Short Bond[1]	1.69%
Performance Details	page 9
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
The past six months was not an easy period for stock or bond investors. While stocks plunged late last year only to recover in the first few months of 2019, bond prices were nearly as volatile, driven by changing expectations around Federal Reserve interest rate policy. Early in the reporting period, the common view among economists was that the Federal Reserve would raise rates three times in 2019. By the end of 2018, the prevailing sentiment has been that they might not raise rates at all this year.
As investors, we can’t base our long-term investing strategy around such short-term prognostications, and we can’t know what the economic data that will influence Federal Reserve rate policies will show in coming months and years. Bond prices are also subject to many other factors, including issuers’ ability to repay and the performance of riskier assets such as stocks.
At Charles Schwab Investment Management, we often talk about the importance of diversification. But, we also recognize that maintaining a long-term perspective and setting aside emotions can be tough when market conditions become challenging. We seek to provide the products that investors can use to achieve their long-term financial goals—and to help weather the market volatility that may come along the way.
For more than 25 years, we have focused on offering a straightforward set of investment products, without unnecessary complexity and cost. The Schwab Tax-Free Bond Funds are an important part of that approach. They can be used to help build diversification into your portfolio, as they offer convenient exposure to investment-grade municipal securities from a broad range of issuers. The funds are actively managed by an experienced team that employs extensive credit research in maintaining a mix of securities that seek to maximize current income while maintaining the fund’s strong credit standards.
No matter how you choose to invest with us, we believe you’re going to find solutions to your investing needs. Charles Schwab Investment Management has become one of the nation’s leading asset managers not by offering more choices than our competitors, but by providing carefully developed products that can help simplify decision-making. This is a cornerstone of our investing philosophy—and will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie

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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
From the President (continued)

“ On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement.”
deserves particular credit. As Chief Executive Officer for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of providing cost-effective funds to support investors in meeting their investment objectives. It’s been my privilege to be part of the great team Marie built.
I look forward to furthering our organization’s important mission. As we encounter ups and downs in the investment environment, it becomes even more important to serve our investors to the best of our ability. At Charles Schwab Investment Management, we seek to offer high quality products that help investors build portfolios that serve their needs, even during the more difficult stretches in the market.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Tax-Free Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
The Investment Environment

For the six-month reporting period ended February 28, 2019, returns in fixed-income markets generated positive returns as the U.S. economy maintained its steady, albeit slowing, expansion. Interest rates, and the expectations of future rate hikes, were a key driver of municipal (muni) bond performance over the period. U.S. muni bonds generated positive returns for the reporting period while yields declined. (Bond yields and bond prices move in opposite directions.) For the reporting period, the S&P California AMT-Free Municipal Bond Index returned 1.68% and the S&P National AMT-Free Municipal Bond Index returned 2.21%.
Despite continuing low levels of inflation, the Federal Reserve (Fed) raised the federal funds rate by 0.25% twice during the reporting period—in September and December. Fed rates ended the reporting period in a target range of 2.25% to 2.50%, bringing them closer to what the Fed considers a neutral level, according to Fed Chairman Jerome Powell. In January, he further calmed investors by stating that “the case for raising rates has weakened somewhat,” and that the Fed had “the luxury of patience” regarding possible future rate hikes, easing investors’ concerns about the likelihood and pace of future rate hikes. The Fed also continued its program to reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. As of the end of the reporting period, the Fed’s balance sheet stood at just over $4 trillion, down from $4.5 trillion when the program was announced in June 2017.
As equity markets hovered near record highs in early October, muni bond yields spiked, causing their returns to decline by 0.9% in just six trading days—a relatively rare occurrence for muni investors. But as equity markets fell through the rest of the quarter and concerns about continuing interest rate hikes eased, muni bonds rebounded in December and posted strong performance in January and February. High-quality muni bonds were the strongest performers, while moderate credit-spread widening caused high-yield munis to underperform.
After fairly steady demand through the first three quarters of 2018, in the fourth quarter, risk-averse investors gravitated more heavily to tax-exempt securities and demand exceeded supply. With the new year, both supply and demand rose, with four consecutive weeks of inflows into muni bond funds in January, and new-issue supply for January up roughly 12% from a year ago.
Over the reporting period, the three-month Treasury yield rose from 2.11% at the outset of the reporting period to 2.45% at its close, while the 10-year Treasury yield fell from 2.86% to 2.73%. Outside the U.S., bond yields generally remained low.
Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
California State Investment Environment

California’s financial position is strong, benefitting from its second longest economic expansion coupled with disciplined spending. The proposed 2020 budget reflects the new Governor’s goal to maintain an effective state government that is well positioned to react to the next downturn while increasing investments, particularly in education, housing, and emergency readiness and response.
California’s budget for fiscal 2019 (ending June 30, 2019) was structured to prepare the state for the next economic recession, with much of the projected increase in general fund revenues used for reserves and one-time spending, along with increased funding for K-12 and community college education. The enacted 2019 budget anticipated that the state would end the fiscal year with $17.1 billion of total reserves. Updated projections for the 2019 budget anticipates the state to close 2019 with reserves of nearly $18.3 billion, of which $13.5 billion, equal to 9% of annual spending, is in the rainy day fund.
In California Governor Gavin Newsom’s proposed fiscal 2020 budget (for July 1, 2019 through June 30, 2020), general fund revenue is projected to be $142.6 billion, net of transfers to the rainy day fund, up 4.1% from current year projections. California’s significant revenue volatility makes it especially vulnerable to recession. That volatility, combined with slowing revenue growth, the risk of federal budget cuts, and the potential impact of the trade war with China, supports Governor Newsom’s cautious approach to increasing spending and continued focus on boosting the state’s financial reserves, similar to that taken by former Governor Brown. The 2020 budget proposes using most of the projected 2019 general fund surplus for one-time payments rather than on-going program spending. Following former Governor Brown’s plan to pay down the state’s “Wall of Debt,” the Governor proposes using the surplus to bolster the state’s rainy day fund, eliminate budgetary debts and deferrals, pay down unfunded retiree health and pension liabilities, increase funding for education, and invest in emergency readiness, response, and recovery.
The fiscal 2020 budget proposal also includes an additional $1.8 billion deposit to the rainy day fund which would bring it to $15.3 billion, the equivalent of 10.5% of tax revenues, meeting the constitutional target of 10%. Total reserves would be a record $18.5 billion (over 12% of spending). Uncertainties remain in the budget, specifically the risk of federal budget cuts or a shift in federal revenue sharing, as well as the impact of trade tensions on the state’s economy.
As in other states, many of California’s cities, counties, school districts, water and sewer systems, public and private universities, and non-profit health systems issue bonds. Most California school districts and community college districts receive the bulk of their total funding from the state, but their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. The state projects that statewide assessed property values will have increased 6.5% in fiscal 2019 and will grow 6.1% in fiscal 2020. That 2020 rate of growth varies significantly by county, ranging from a modest 3.6% in Kern County to a high of 8.3% in San Joaquin County. Overall, the state is projecting property value growth to continue but at a slower pace than in recent years.
Counties have substantially rebuilt their financial position. Growth in their property taxes and other revenues has allowed them to restore some services that were cut during the recession when the state reduced its funding for counties. The outlook for many of California’s cities has improved as well, with stronger growth in sales and business taxes. However, both cities and counties continue to face cost pressures especially in the areas of pensions and healthcare benefits.
California’s economy is experiencing its second longest expansion period, which officially began in July 2009. Growth, however, is projected to continue at a slower rate. The state gained 278,400 jobs from December 2017 to December 2018, a 1.8% increase, matching the national job growth rate. However, the state’s rate of job growth in 2018 was lower than the previous year’s 2.3% rate of job growth. California’s unemployment rate declined to 4.2% in January 2019, down from 4.4% in January 2018, but remains above the national average of 4.0%.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from S&P Global Ratings, and AA- from Fitch Ratings, all with stable outlooks.

Management views may have changed since the report date.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

John Khodarahmi, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Khodarahmi was a Vice President and Senior Municipal Trader at Eaton Vance Management for the firm’s tax-free bond funds since 2002. He has worked in fixed-income asset management and trading since 1992.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Fund as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	2.12%	3.35%	2.57%	3.98%
S&P National AMT-Free Municipal Bond Index	2.21%	3.82%	3.27%	4.33%
Bloomberg Barclays 7-Year Municipal Bond Index	3.16%	4.76%	2.76%	3.95%
Fund Category: Morningstar Municipal National Intermediate Bond[3]	2.05%	3.47%	2.72%	3.96%
Fund Expense Ratios[4]: Net 0.49%; Gross 0.57%

Yields
30-Day SEC Yield[1,2]	1.93%
30-Day SEC Yield-No Waiver[1,5]	1.85%
Taxable Equivalent Yield[6]	3.26%
12-Month Distribution Yield[1,2]	2.40%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[7]	5.6 Yrs
Weighted Average Duration[7]	5.5 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
[7]	See Glossary for definitions of maturity and duration.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab California Tax-Free Bond Fund as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	1.97%	3.50%	2.70%	3.92%
S&P California AMT-Free Municipal Bond Index	1.68%	3.49%	3.36%	4.74%
Bloomberg Barclays 7-Year Municipal Bond Index	3.16%	4.76%	2.76%	3.95%
Fund Category: Morningstar Municipal California Intermediate/Short Bond[3]	1.69%	3.22%	2.62%	3.93%
Fund Expense Ratios[4]: Net 0.49%; Gross 0.60%

Yields
30-Day SEC Yield[1,2]	1.71%
30-Day SEC Yield-No Waiver[1,5]	1.60%
Taxable Equivalent Yield[6]	3.72%
12-Month Distribution Yield[1,2]	2.48%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[7]	5.5 Yrs
Weighted Average Duration[7]	5.5 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
[7]	See Glossary for definitions of maturity and duration.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2018 and held through February 28, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/18	Ending Account Value (Net of Expenses) at 2/28/19	Expenses Paid During Period 9/1/18-2/28/19[2]
Schwab Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$1,021.20	$2.46
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.37	$2.46
Schwab California Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$1,019.70	$2.45
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.37	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$11.52	$11.82	$12.13	$11.82	$11.97	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.27 [1]	0.27 [1]	0.26 [1]	0.26 [1]	0.27
Net realized and unrealized gains (losses)	0.10	(0.30)	(0.21)	0.37	(0.03)	0.61
Total from investment operations	0.24	(0.03)	0.06	0.63	0.23	0.88
Less distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.27)	(0.26)	(0.26)	(0.27)
Distributions from net realized gains	—	—	(0.10)	(0.06)	(0.12)	—
Total distributions	(0.14)	(0.27)	(0.37)	(0.32)	(0.38)	(0.27)
Net asset value at end of period	$11.62	$11.52	$11.82	$12.13	$11.82	$11.97
Total return	2.12% [2]	(0.22%)	0.63%	5.37%	1.95%	7.86%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [3]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.57% [3]	0.57%	0.56%	0.57%	0.57%	0.58%
Net investment income (loss)	2.49% [3]	2.35%	2.32%	2.16%	2.21%	2.34%
Portfolio turnover rate	83% [2]	82%	83%	54% [4]	92%	81%
Net assets, end of period (x 1,000,000)	$674	$650	$667	$708	$640	$627

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized
3
Annualized
4
Historically low yields led to large unrealized gains in existing positions. To limit taxable gains, Fund Management decreased sale activity and thereby decreased portfolio turnover.
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Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of each calendar quarter on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 89.7% of net assets
ALABAMA 1.2%
Birmingham
GO Bonds Series 2013A	5.00%	03/01/43 (a)	500,000	541,820
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	125,000	127,903
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	948,501
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,145,900
Univ of Montevallo
RB Series 2017	5.00%	05/01/25	465,000	541,399
RB Series 2017	5.00%	05/01/26	200,000	236,668
RB Series 2017	5.00%	05/01/27	250,000	298,995
RB Series 2017	5.00%	05/01/42 (a)	2,650,000	2,978,971
				7,820,157
ALASKA 0.7%
Anchorage
GO Bonds Series 2018A	5.00%	09/01/36 (a)	620,000	732,127
North Slope Borough
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/20 (b)	820,000	855,539
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/22 (a)(b)	1,130,000	1,211,654
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/23 (a)(b)	1,790,000	1,919,345
				4,718,665
ARIZONA 0.4%
Arizona Health Facilities Auth
Hospital RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,061,980
Pima Cnty
GO Bonds Series 2012A	4.00%	07/01/22	140,000	150,651
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	750,904
Refunding COP Series 2014	4.00%	07/01/23	700,000	761,908
				2,725,443
ARKANSAS 1.7%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (a)	115,000	114,746
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Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	764,297
Sewer Refunding RB Series 2015	5.00%	10/01/23	665,000	755,646
Sewer Refunding RB Series 2015	3.00%	04/01/24	660,000	688,558
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	660,000	658,027
Rogers
Sales & Use Tax Bonds Series 2015	2.13%	11/01/29 (a)	465,000	465,051
Sales & Use Tax Improvement Bonds Series 2018B	3.25%	11/01/43 (a)	4,000,000	4,055,280
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	1,000,000	1,014,670
Springdale
Sales Tax & Use Refunding & RB Series 2018	3.00%	04/01/43 (a)	2,870,000	2,884,666
				11,400,941
CALIFORNIA 8.7%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,011,240
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)(b)	640,000	696,877
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)	860,000	923,778
California
GO Bonds	5.00%	08/01/24	1,000,000	1,165,920
GO Bonds	5.00%	02/01/26 (a)	2,655,000	2,981,671
GO Bonds	5.00%	03/01/27 (a)	2,600,000	3,054,688
GO Bonds	5.00%	10/01/28	5,000,000	6,225,300
GO Bonds	5.00%	09/01/34 (a)	3,930,000	4,566,070
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	689,863
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (a)(b)(c)	2,005,000	2,091,095
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	503,444
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	676,458
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,145,370
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,219,733
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (a)	125,000	140,001
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	486,671
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	66,766
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	2,290,000	2,304,083
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2012B	5.00%	07/01/25 (a)	1,340,000	1,494,355
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,084,760
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,531,635
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,178,780
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Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	685,790
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (a)(b)	360,000	385,736
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	879,303
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (a)(b)	3,530,000	3,684,932
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (a)(d)	460,000	566,223
Lease RB Series 2019	5.00%	05/01/31 (a)(d)	485,000	590,201
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (e)	1,250,000	854,150
GO Bonds Series 2010C	0.00%	07/01/32 (e)	1,500,000	980,130
GO Bonds Series 2010C	0.00%	07/01/33 (e)	1,000,000	624,870
GO Bonds Series 2010C	0.00%	07/01/34 (e)	1,550,000	927,567
GO Bonds Series 2010C	0.00%	07/01/35 (e)	1,300,000	744,419
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (a)	1,000,000	1,041,420
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	3,058,940
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,313,245
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	678,477
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	432,131
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,249,687
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	340,893
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	347,418
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	589,555
Water Refunding RB Series 2018A	5.00%	10/01/34 (a)	700,000	817,516
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (a)	500,000	543,515
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,292,193
				58,866,869
COLORADO 1.2%
Boulder Cnty
COP Series 2015	5.00%	12/01/24 (a)	375,000	395,141
COP Series 2015	5.00%	12/01/25 (a)	500,000	526,855
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	500,000	600,695
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	597,965
Water & Wastewater RB Series 2019	5.00%	12/01/36 (a)	500,000	595,010
Colorado Health Facilities Auth
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/19	400,000	402,636
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)	1,250,000	1,394,750
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	1,978,907
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Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Denver
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(e)	500,000	321,665
Dedicated Tax RB Series 2018A-2	0.00%	08/01/32 (a)(e)	300,000	183,957
Dedicated Tax RB Series 2018A-2	0.00%	08/01/37 (a)(e)	1,000,000	479,170
Dedicated Tax RB Series 2018A-2	0.00%	08/01/38 (a)(e)	760,000	347,191
				7,823,942
CONNECTICUT 0.4%
Connecticut
GO Refunding Bonds Series 2016B	5.00%	05/15/27 (a)	2,095,000	2,405,353
DELAWARE 0.1%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	590,000	600,455
DISTRICT OF COLUMBIA 0.2%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (a)(c)	300,000	307,854
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (a)	1,210,000	1,256,028
				1,563,882
FLORIDA 4.4%
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (a)	1,500,000	1,615,545
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (a)	2,285,000	2,379,508
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,276,400
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,403,980
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	710,000	816,095
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23	1,500,000	1,686,855
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	107,345
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	164,852
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	457,148
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	284,855
Miami-Dade Cnty
Aviation RB Series 2010A	5.50%	10/01/26 (a)(b)	4,690,000	4,971,775
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (a)	810,000	925,093
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (a)	575,000	632,408
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	1,150,000	1,303,249
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	606,749
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,887,516
Toll System RB Series 2014A	5.00%	07/01/24	625,000	721,519
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	880,400
15
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	200,000	209,862
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	188,370
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	536,216
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	396,315
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,716,200
Consolidated Utility Systems RB Series 2018	5.00%	10/01/36 (a)	1,570,000	1,793,113
				29,961,368
GEORGIA 0.0%
Columbia Cnty
GO Sales Tax Bonds Series 2015	5.00%	04/01/23	200,000	226,492
HAWAII 1.2%
Hawaii
GO Bonds Series 2019FW	5.00%	01/01/25	5,000,000	5,881,800
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	385,000	394,078
Univ of Hawaii
Univ RB Series 2017B	3.00%	10/01/28 (a)	1,000,000	1,039,640
Univ RB Series 2017D	3.00%	10/01/27	500,000	524,770
				7,840,288
IDAHO 0.7%
Ada & Canyon Cntys Jt SD #3
GO Bonds Series 2017B	5.00%	09/15/34 (a)(f)	1,055,000	1,231,618
Nampa SD #131
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (c)(f)	1,835,000	1,938,549
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (c)(f)	695,000	749,717
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	372,820
General RB Series 2014	5.00%	04/01/24 (a)	200,000	218,528
				4,511,232
ILLINOIS 4.4%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	521,760
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,922,694
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,000,000	1,167,140
Chicago
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,989,068
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,243,891
OHare PFC Refunding RB Series 2012A	5.00%	01/01/31 (a)(c)	4,950,000	5,318,825
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,177,890
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,186,600
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,412,814
16
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,942,150
Illinois Finance Auth
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	793,555
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	600,000	675,942
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,060,790
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,464,716
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	810,831
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	457,796
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,506,870
				29,653,332
INDIANA 0.7%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	131,864
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	345,178
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	419,930
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	754,460
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,840,000	1,988,561
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,000,000
				4,639,993
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (a)(b)	570,000	594,305
KANSAS 1.9%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	297,252
GO Bonds Series 2017	5.00%	09/01/27	450,000	540,090
GO Bonds Series 2017	5.00%	09/01/36 (a)	880,000	1,002,197
GO Bonds Series 2017	5.00%	09/01/37 (a)	435,000	493,433
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	418,459
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	443,456
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	484,405
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	486,826
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	250,000	272,180
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/41 (a)	500,000	526,775
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	750,000	900,915
GO Bonds Series 2018A	5.00%	09/01/27	800,000	969,752
GO Bonds Series 2018A	5.00%	09/01/31 (a)	3,075,000	3,604,669
Leavenworth Cnty USD #458
GO Bonds Series 2018	5.00%	09/01/33 (a)	400,000	466,760
GO Bonds Series 2018	5.00%	09/01/34 (a)	650,000	754,338
GO Bonds Series 2018	5.00%	09/01/35 (a)	900,000	1,040,310
				12,701,817
17
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
KENTUCKY 0.3%
Kentucky
COP 2015	4.00%	06/15/24	400,000	435,892
COP 2015	5.00%	06/15/25	400,000	464,712
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,263,240
				2,163,844
LOUISIANA 0.7%
Louisiana Public Facilities Auth
Refunding RB (Loyola Univ) Series 2017	0.00%	10/01/19 (e)	750,000	738,142
Refunding RB (Ochsner Clinic Fdn) Series 2015	4.00%	05/15/19	250,000	251,000
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	850,328
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	389,757
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	1,000,000	1,180,230
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	571,224
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	426,292
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	273,028
				4,680,001
MARYLAND 2.6%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	758,138
Water RB Series 2013A	5.00%	07/01/20	150,000	156,576
Maryland
GO Bonds First Series 2017A	5.00%	03/15/26	9,080,000	10,943,488
Maryland Health & Higher Educational Facilities Auth
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,117,000
Prince Georges Cnty
GO Bonds Series 2017A	3.00%	09/15/27	330,000	348,190
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	355,200
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	619,410
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	740,944
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,624,025
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	586,138
				17,249,109
MASSACHUSETTS 2.0%
Massachusetts
GO Refunding Bonds Series 2019B	5.00%	07/01/37 (a)(d)	3,000,000	3,487,890
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	340,000	392,003
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	1,100,000	1,256,453
RB (Northeastern Univ) Series 2018A	5.00%	10/01/32 (a)	495,000	593,069
RB (Northeastern Univ) Series 2018A	5.00%	10/01/33 (a)	375,000	447,514
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	335,000	337,734
18
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	540,495
RB (Wellforce) Series 2019A	5.00%	07/01/24	1,200,000	1,360,608
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	2,490,000	2,560,218
S/F Housing RB Series 203	4.50%	12/01/48 (a)	2,000,000	2,173,100
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20 (b)	115,000	118,237
				13,267,321
MICHIGAN 1.8%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	703,278
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,383,973
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,849,276
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,230,383
Michigan Finance Auth
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (a)	940,000	1,024,901
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (a)	585,000	634,947
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (a)	535,000	578,945
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (a)	590,000	635,548
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (a)	400,000	429,104
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	2,095,000	2,181,607
Michigan Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (a)	215,000	219,721
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	622,419
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	705,513
				12,199,615
MINNESOTA 1.4%
Hastings ISD #200
GO Bonds Series 2018A	0.00%	02/01/32 (a)(e)(f)	1,000,000	664,110
GO Bonds Series 2018A	0.00%	02/01/33 (a)(e)(f)	1,000,000	636,580
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/19	500,000	504,155
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	614,544
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	415,604
Minneapolis
Health Care System RB (Fairview Health Services) Series 2018A	5.00%	11/15/36 (a)	3,500,000	4,040,855
Minnetonka ISD #276
GO Refunding Bonds Series 2013H	4.00%	02/01/22 (f)	860,000	917,095
Shakopee ISD #720
GO Refunding Bonds Series 2012A	5.00%	02/01/21 (f)	950,000	1,005,109
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20 (b)	220,000	232,910
General RB Series 2011D	5.00%	12/01/21 (b)	425,000	463,599
				9,494,561
19
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MISSISSIPPI 0.8%
Mississippi Development Bank
Special Obligation Bonds (Jackson Public SD) Series 2018	5.00%	10/01/25	1,000,000	1,168,400
Special Obligation Bonds (Jackson Public SD) Series 2018	5.00%	10/01/26	590,000	697,693
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (a)	1,900,000	2,253,875
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (a)	750,000	825,960
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (a)	340,000	347,922
				5,293,850
MISSOURI 3.0%
Boone Cnty
Refunding RB (Boone Hospital Center) Series 2016	5.00%	08/01/19	500,000	505,335
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/21	100,000	104,405
Lease Participation Certificates Series 2014	5.00%	03/01/23	150,000	167,475
Independence SD
Refunding Bonds 2017	5.50%	03/01/33 (a)(f)	1,000,000	1,209,730
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(f)	5,000,000	6,182,550
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(f)	2,500,000	3,186,250
Kansas City Sanitary Sewer
Sewer System Refunding RB Series 2018B	5.00%	01/01/32 (a)	650,000	772,974
Sewer System Refunding RB Series 2018B	5.00%	01/01/34 (a)	350,000	410,414
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,134,910
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,187,581
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (a)	500,000	535,455
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (a)	500,000	528,225
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	1,425,000	1,507,963
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	2,460,000	2,647,034
				20,080,301
MONTANA 0.4%
Lewis & Clark Cnty SD #1
GO Bonds Series 2017	5.00%	07/01/22	920,000	1,014,926
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,740,000	1,845,531
				2,860,457
NEBRASKA 1.2%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28 (c)	5,000,000	5,135,500
Nebraska Investment Finance Auth
S/F Housing RB Series 2013C	2.50%	03/01/35 (a)	40,000	40,000
S/F Housing RB Series 2013E	3.00%	03/01/43 (a)	15,000	15,000
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	2,040,000	2,076,781
20
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)	250,000	265,023
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)	275,000	290,433
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)	500,000	524,090
				8,346,827
NEVADA 0.3%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/20	500,000	520,155
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	686,394
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	704,383
				1,910,932
NEW HAMPSHIRE 0.1%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	181,465
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38 (a)(b)	400,000	407,092
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	300,000	307,998
				896,555
NEW JERSEY 1.2%
Atlantic City
Tax Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	225,116
Tax Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	343,680
Tax Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	293,572
Dumont
GO Refunding Bonds Series 2016	3.00%	07/15/22	400,000	416,128
Refunding Bonds Series 2016	4.00%	07/15/23	265,000	290,596
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	680,167
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	545,345
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/20	410,000	426,179
County Guaranteed Refunding RB Series 2012	4.00%	12/01/21	355,000	376,474
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	518,813
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/21	205,000	214,904
Middlesex Cnty Improvement Auth
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/21	1,030,000	1,123,349
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19 (b)	2,250,000	2,287,080
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	585,962
				8,327,365
NEW MEXICO 0.3%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,995,000	2,120,645
21
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW YORK 14.8%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	293,380
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	346,026
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (a)	195,000	221,075
Dutchess Cnty Local Development Corp
RB (Culinary Institue of America) Series 2018	5.00%	07/01/25	970,000	1,120,389
RB (Culinary Institue of America) Series 2018	5.00%	07/01/31 (a)	1,170,000	1,360,769
RB (Culinary Institue of America) Series 2018	5.00%	07/01/34 (a)	1,390,000	1,592,871
East Rockaway
GO Refunding Bonds Series 2016	3.00%	07/15/22	300,000	313,299
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	127,341
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2012A	5.00%	11/15/25 (a)	7,500,000	8,369,850
Transportation RB Series 2019A	4.00%	02/03/20	5,320,000	5,420,601
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	533,815
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	598,301
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	484,394
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	1,000,000	1,137,390
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	283,168
New York City
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,772,070
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,200,000	1,332,228
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	2,620,000	2,874,952
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,120,000	1,262,878
GO Bonds Fiscal 2017 Series B1	5.00%	12/01/35 (a)	2,165,000	2,494,535
GO Bonds Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,401,120
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,346,340
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,500,000	1,750,290
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/38 (a)	5,065,000	5,772,175
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (a)	200,000	208,194
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (a)(c)	5,535,000	5,856,860
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,700,000	3,107,646
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (a)	3,000,000	3,559,260
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,207,810
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	2,077,513
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,181,300
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	485,000	514,658
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	2,026,672
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,384,454
Sales Tax RB Series 2014A	5.00%	03/15/26 (a)	3,700,000	4,264,324
State Personal Income Tax RB Series 2015B	5.00%	02/15/42 (a)	1,000,000	1,113,030
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (a)	1,445,000	1,658,614
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,455,506
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)	5,000,000	5,897,350
22
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	514,200
General RB Series I	5.00%	01/01/21	1,000,000	1,062,200
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	802,912
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,513,025
Niagara Frontier Transportation Auth
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/19	850,000	852,032
Port Auth of New York & New Jersey
Consolidated Bonds 211th Series	5.00%	09/01/35 (a)	2,105,000	2,497,477
Consolidated Bonds 211th Series	5.00%	09/01/37 (a)	2,550,000	3,000,279
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)	5,330,000	6,137,388
Utility Debt Securitization Auth
RB Series 2016A	5.00%	06/15/26 (a)	410,000	476,231
				99,578,192
NORTH CAROLINA 2.0%
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/24	500,000	561,350
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	568,315
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,991,450
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,116,830
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,605,000	1,779,640
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,435,000	1,582,748
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (a)	235,000	239,256
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21 (c)	5,000,000	5,406,150
				13,245,739
NORTH DAKOTA 0.4%
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/21	250,000	263,268
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22	500,000	536,230
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)	1,650,000	1,710,736
				2,510,234
OHIO 1.3%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	1,000,000	1,157,580
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,267,698
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (a)	1,955,000	1,976,114
Franklin Cnty
Sales Tax RB Series 2018	5.00%	06/01/38 (a)	2,000,000	2,349,100
23
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	556,910
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	567,630
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (a)	1,000,000	1,130,930
				9,005,962
OKLAHOMA 0.3%
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	735,000	794,741
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,130,490
				1,925,231
OREGON 5.8%
Astoria SD #1C
GO Bonds Series 2019A	0.00%	06/15/38 (a)(e)(f)	1,750,000	815,203
GO Bonds Series 2019A	0.00%	06/15/39 (a)(e)(f)	1,000,000	442,020
GO Bonds Series 2019A	0.00%	06/15/40 (a)(e)(f)	1,000,000	419,570
GO Bonds Series 2019A	0.00%	06/15/41 (a)(e)(f)	1,250,000	497,450
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(f)	2,920,000	3,395,902
Clatsop Cnty SD
GO Bonds Series 2019A	0.00%	06/15/35 (a)(e)(f)	1,000,000	545,030
GO Bonds Series 2019A	0.00%	06/15/37 (a)(e)(f)	1,000,000	489,740
GO Bonds Series 2019A	0.00%	06/15/40 (a)(e)(f)	1,000,000	416,170
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,625,000	1,726,774
Campus Refunding & RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (a)	3,985,000	4,165,361
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	90,000	96,999
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	270,000	296,360
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	350,000	389,715
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	395,000	445,307
Nestucca Valley SD #101
GO Bonds Series 2018A	0.00%	06/15/38 (a)(e)(f)	500,000	236,380
GO Bonds Series 2018A	0.00%	06/15/39 (a)(e)(f)	1,250,000	558,838
North Marion SD #15
GO Bonds Series 2018A	0.00%	06/15/38 (a)(e)(f)	1,000,000	466,810
GO Bonds Series 2018A	0.00%	06/15/40 (a)(e)(f)	1,000,000	423,120
GO Bonds Series 2018A	0.00%	06/15/41 (a)(e)(f)	1,565,000	631,039
GO Bonds Series 2018B	5.00%	06/15/32 (a)(f)	350,000	417,690
GO Bonds Series 2018B	5.00%	06/15/34 (a)(f)	750,000	887,610
Oregon
GO Bonds Series 2019A	5.00%	05/01/27	5,000,000	6,129,700
Oregon Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,145,580
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (a)	1,250,000	1,390,125
Oregon Health Sciences Univ
RB Series 2017A	4.00%	07/01/46 (a)	1,260,000	1,316,057
Phoenix-Talent SD #4
GO Bonds Series 2018	0.00%	06/15/32 (a)(e)(f)	1,000,000	618,390
24
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/30 (a)	330,000	364,158
LT GO Bonds Series 2016	5.00%	12/01/31 (a)	375,000	413,021
LT GO Bonds Series 2016	5.00%	12/01/36 (a)	1,155,000	1,262,357
Seaside
Transient Lodgings Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,160,862
Sherwood SD #88J
GO Bonds Series 2018A	0.00%	06/15/36 (a)(e)(f)	4,645,000	2,432,215
St. Helens SD #502
GO Bonds Series 2017	5.00%	06/15/33 (a)(f)	1,340,000	1,576,296
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (a)	1,290,000	1,297,121
				38,868,970
PENNSYLVANIA 1.3%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28	2,635,000	2,933,862
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	1,070,000	1,177,674
RB (Cabrini Univ) Series 2017	5.00%	07/01/25	1,125,000	1,250,449
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	735,000	827,044
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	1,505,000	1,641,353
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,116,042
				8,946,424
RHODE ISLAND 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	965,000	985,149
SOUTH CAROLINA 1.1%
Columbia
Waterworks & Sewer System RB Series 2018	5.00%	02/01/48 (a)	2,500,000	2,864,775
Greenwood Cnty
Hospital Facilities Refunding RB (Self Regional Healthcare) Series 2017	4.00%	10/01/36 (a)	1,405,000	1,454,428
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/21	1,000,000	1,080,440
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	886,784
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,155,750
				7,442,177
SOUTH DAKOTA 0.2%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	300,000	313,029
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	500,000	521,715
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	166,161
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	02/01/23	150,000	167,973
				1,168,878
25
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
TENNESSEE 0.6%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	500,063
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	677,250
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,072,236
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,077,700
				4,327,249
TEXAS 8.9%
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(f)	200,000	232,900
Education RB (Uplift Education) Series 2018A	5.00%	12/01/35 (a)(f)	985,000	1,121,344
Education RB (Uplift Education) Series 2018A	5.00%	12/01/38 (a)(f)	325,000	364,939
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(c)(f)	3,650,000	3,767,931
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (f)	320,000	371,968
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (a)(b)	780,000	792,152
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,266,595
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,727,754
Dallas Cnty
Revenue Certificates of Obligation Series 2016	5.00%	08/15/27 (a)	3,365,000	4,032,279
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,480,067
Airport RB Series 2014C	5.00%	11/01/22	250,000	278,615
Airport Refunding RB Series 2012B	5.00%	11/01/22 (a)	1,245,000	1,316,102
Deer Park ISD
ULT GO Bonds Series 2018	5.00%	08/15/33 (a)(f)	730,000	846,464
ULT GO Bonds Series 2018	5.00%	08/15/34 (a)(f)	600,000	693,168
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	997,732
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	458,824
Fort Bend Cnty
ULT GO Road & Refunding Bonds Series 2018	5.00%	03/01/31 (a)	500,000	585,670
ULT GO Road & Refunding Bonds Series 2018	5.00%	03/01/32 (a)	700,000	816,179
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(f)	1,525,000	1,526,342
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (f)	1,505,000	1,728,222
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (f)	205,000	229,071
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,827,893
Midland ISD
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (f)	860,000	879,238
26
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New Hope Cultural Educational Facilities Corp
Hospital RB (Childrens Health System of Texas) Series 2017A	5.00%	08/15/30 (a)	1,000,000	1,180,140
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21 (b)	500,000	540,085
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,889,861
Plano
GO Refunding Bonds Series 2011	5.00%	09/01/21	575,000	621,270
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (f)	185,000	190,870
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	90,000	94,334
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(f)	360,000	377,035
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	527,605
Sunnyvale ISD
ULT GO Bonds Series 2011	3.00%	02/15/20 (f)	110,000	111,431
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(f)	120,000	127,592
Texas
GO Bonds Series 2019A	5.00%	08/01/26	2,510,000	3,034,690
TRAN Series 2018	4.00%	08/29/19	17,245,000	17,437,109
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)(d)	2,000,000	2,210,340
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	1,500,000	1,646,055
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	230,000	238,223
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (f)	150,000	159,620
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,064,920
				59,792,629
UTAH 0.3%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	420,070
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	494,092
Utah Charter School Financing Auth
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/40 (a)	1,250,000	1,268,412
				2,182,574
VERMONT 1.4%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)	860,000	883,633
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	1,160,000	1,221,248
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	5,000,000	5,299,850
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	2,000,000	2,200,220
				9,604,951
27
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
VIRGINIA 0.2%
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)	220,000	240,368
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (f)	1,145,000	1,213,219
				1,453,587
WASHINGTON 4.9%
Bainbridge Island SD #303
ULT GO Bonds Series 2018	5.00%	12/01/36 (a)(f)	1,195,000	1,394,386
ULT GO Bonds Series 2018	5.00%	12/01/37 (a)(f)	1,145,000	1,328,990
Bellingham SD #501
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	2,000,000	2,378,640
ULT GO Bonds Series 2018	5.00%	12/01/36 (a)(f)	1,160,000	1,372,814
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,755,000	1,956,807
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	802,484
La Center SD #101
ULT GO Bonds 2018	5.00%	12/01/32 (a)(f)	1,000,000	1,189,300
Mason Cnty Public Hospital District #1
Hospital RB Series 2018	5.00%	12/01/48 (a)	2,000,000	2,178,400
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(f)	1,000,000	1,190,100
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,185,050
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,475,987
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (f)	65,000	66,627
ULT GO Bonds 2013	5.00%	12/01/23 (f)	340,000	389,623
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,880,000	3,340,598
Washington
Motor Vehicle Fuel Tax GO Bonds Series 2019D	5.00%	06/01/26	4,820,000	5,824,295
Motor Vehicle Tax GO Bonds Series 2014E	5.00%	02/01/31 (a)	2,010,000	2,271,843
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/42 (a)	2,750,000	2,947,230
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	760,623
ULT GO Bonds 2013	5.00%	12/01/20	720,000	752,472
ULT GO Bonds 2013	5.00%	12/01/22	460,000	503,456
				33,309,725
WEST VIRGINIA 1.0%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/35 (a)	1,400,000	1,577,492
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,566,614
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/43 (a)	1,800,000	1,981,296
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	4.13%	01/01/47 (a)	1,375,000	1,355,887
				6,481,289
28
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
WISCONSIN 1.0%
Wisconsin
COP Series 2014B	5.00%	09/01/21 (a)	200,000	212,856
Wisconsin Health & Educational Facilities Auth
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/29 (a)	1,240,000	1,399,625
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)	1,000,000	1,107,430
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)	1,025,000	1,127,684
RB (Thedacare) Series 2015	5.00%	12/15/21	200,000	216,590
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,161,079
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,158,470
				6,383,734
Total Fixed-Rate Obligations
(Cost $588,094,317)				604,158,611

Variable-Rate Obligations 10.5% of net assets
ARIZONA 0.5%
Arizona Health Facilities Auth
Refunding RB (Phoenix Childrens Hospital) Series 2013A3
(SIFMA Municipal Swap Index + 1.85%)	3.59%	02/01/48 (a)	3,000,000	3,128,820
CALIFORNIA 3.4%
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(g)	3,000,000	3,018,030
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(g)	3,000,000	3,097,770
California
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	2.12%	12/01/27 (a)(c)	6,000,000	6,004,500
GO Bonds Series 2013E
(SIFMA Municipal Swap Index + 0.43%)	2.17%	12/01/29 (a)	5,500,000	5,507,700
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	2.11%	12/01/35 (a)	5,000,000	4,996,950
				22,624,950
FLORIDA 0.1%
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (a)(g)	1,000,000	999,950
GEORGIA 0.7%
Main St Natural Gas Inc
Gas Supply RB Series 2018E
(SIFMA Municipal Swap Index + 0.57%)	2.31%	08/01/48 (a)	5,000,000	4,975,250
ILLINOIS 0.3%
Illinois Finance Auth
RB (Northwestern Memorial Hospital) Series 2007A3	1.72%	08/15/42 (a)(f)(h)	2,100,000	2,100,000
29
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MICHIGAN 0.9%
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-1	4.00%	11/15/47 (a)(g)	2,000,000	2,164,660
Univ of Michigan
General RB Series 2012E
(SIFMA Municipal Swap Index + 0.27%)	1.70%	04/01/33 (a)	3,990,000	3,974,479
				6,139,139
MONTANA 1.0%
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C
(SIFMA Municipal Swap Index + 0.55%)	2.29%	08/15/37 (a)	3,295,000	3,279,382
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A
(SIFMA Municipal Swap Index + 0.45%)	2.19%	11/15/35 (a)	3,370,000	3,371,280
				6,650,662
NEW YORK 0.2%
New York City
GO Bonds Fiscal 2012 Series G6	1.76%	04/01/42 (a)(f)(h)	1,080,000	1,080,000
OREGON 1.0%
Corvallis SD #509J
GO Bonds Series 2018A	0.00%	06/15/38 (a)(f)(i)	1,000,000	1,088,120
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(g)	3,000,000	3,035,580
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(f)(i)	340,000	325,523
GO Bonds Series 2017	0.00%	06/15/30 (a)(f)(i)	300,000	285,339
GO Bonds Series 2017	0.00%	06/15/31 (a)(f)(i)	300,000	282,075
GO Bonds Series 2017	0.00%	06/15/32 (a)(f)(i)	350,000	327,390
GO Bonds Series 2017	0.00%	06/15/33 (a)(f)(i)	520,000	483,730
GO Bonds Series 2017	0.00%	06/15/34 (a)(f)(i)	350,000	324,331
GO Bonds Series 2017	0.00%	06/15/35 (a)(f)(i)	410,000	378,278
				6,530,366
SOUTH CAROLINA 0.4%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27 (a)(g)	2,360,000	2,381,004
TEXAS 1.4%
Corpus Cristi ISD
ULT School Building GO Series 2017A	2.00%	08/15/47 (a)(f)(g)	1,000,000	1,001,100
Houston ISD
LT Refunding Bonds Series 2012	2.40%	06/01/30 (a)(f)(g)	2,000,000	2,020,680
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	1.67%	11/01/29 (a)(h)	1,560,000	1,560,000
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (a)(g)	5,000,000	5,139,400
				9,721,180
WASHINGTON 0.4%
King Cnty
Sewer Jr Lien RB Series 2012	2.60%	01/01/43 (a)(g)	3,000,000	3,029,460
WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4
(SIFMA Municipal Swap Index + 0.65%)	2.39%	08/15/54 (a)	1,700,000	1,701,989
Total Variable-Rate Obligations
(Cost $70,679,043)				71,062,770
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Zero coupon bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
(i)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
PFC —	Passenger facility charge
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
TRAN —	Tax and revenue anticipation note
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$604,158,611	$—	$604,158,611
Variable-Rate Obligations[1]	—	71,062,770	—	71,062,770
Total	$—	$675,221,381	$—	$675,221,381
[1]	As categorized in Portfolio Holdings.
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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $658,773,360)		$675,221,381
Receivables:
Investments sold		102,231
Interest		7,061,791
Fund shares sold		279,000
Prepaid expenses	+	34,194
Total assets		682,698,597
Liabilities
Payables:
Investments bought - Delayed-delivery		6,798,303
Investment adviser and administrator fees		104,386
Shareholder service fees		119,959
Due to custodian		650,765
Distributions to shareholders		636,536
Fund shares redeemed		471,063
Accrued expenses	+	151,199
Total liabilities		8,932,211
Net Assets
Total assets		682,698,597
Total liabilities	–	8,932,211
Net assets		$673,766,386
Net Assets by Source
Capital received from investors		659,839,093
Total distributable earnings[1]		13,927,293

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$673,766,386		57,999,113		$11.62

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).
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Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Interest		$10,012,927
Expenses
Investment adviser and administrator fees		936,376
Shareholder service fees		803,761
Portfolio accounting fees		53,639
Professional fees		31,022
Registration fees		26,263
Shareholder reports		19,628
Independent trustees’ fees		7,450
Transfer agent fees		6,735
Custodian fees		6,634
Other expenses	+	5,637
Total expenses		1,897,145
Expense reduction by CSIM and its affiliates	–	253,373
Net expenses	–	1,643,772
Net investment income		8,369,155
Realized and Unrealized Gains (Losses)
Net realized gains on investments		172,929
Net change in unrealized appreciation (depreciation) on investments	+	6,974,812
Net realized and unrealized gains		7,147,741
Increase in net assets resulting from operations		$15,516,896
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Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$8,369,155	$15,156,457
Net realized gains		172,929	1,211,974
Net change in unrealized appreciation (depreciation)	+	6,974,812	(17,794,431)
Increase (decrease) in net assets from operations		15,516,896	(1,426,000)
Distributions to Shareholders1
Total distributions		($8,366,466)	($15,151,480)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,623,336	$280,819,447	18,510,770	$214,443,904
Shares reinvested		397,214	4,564,519	767,406	8,889,736
Shares redeemed	+	(23,452,006)	(268,788,149)	(19,257,326)	(223,296,221)
Net transactions in fund shares		1,568,544	$16,595,817	20,850	$37,419
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		56,430,569	$650,020,139	56,409,719	$666,560,200
Total increase	+	1,568,544	23,746,247	20,850	(16,540,061)
End of period[2]		57,999,113	$673,766,386	56,430,569	$650,020,139
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $15,151,480 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $40,976 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
34
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Schwab California Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/18– 2/28/19*	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14
Per-Share Data
Net asset value at beginning of period	$11.69	$11.96	$12.30	$11.97	$12.19	$11.49
Income (loss) from investment operations:
Net investment income (loss)	0.15 [1]	0.28 [1]	0.28 [1]	0.27 [1]	0.27 [1]	0.29
Net realized and unrealized gains (losses)	0.08	(0.27)	(0.25)	0.40	(0.00) [2]	0.70
Total from investment operations	0.23	0.01	0.03	0.67	0.27	0.99
Less distributions:
Distributions from net investment income	(0.15)	(0.28)	(0.28)	(0.27)	(0.27)	(0.29)
Distributions from net realized gains	—	—	(0.09)	(0.07)	(0.22)	—
Total distributions	(0.15)	(0.28)	(0.37)	(0.34)	(0.49)	(0.29)
Net asset value at end of period	$11.77	$11.69	$11.96	$12.30	$11.97	$12.19
Total return	1.97% [3]	0.14%	0.36%	5.64%	2.22%	8.74%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [4]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.60% [4]	0.60%	0.59%	0.60%	0.60%	0.60%
Net investment income (loss)	2.57% [4]	2.42%	2.38%	2.23%	2.25%	2.47%
Portfolio turnover rate	29% [3]	59%	64%	38% [5]	77%	107%
Net assets, end of period (x 1,000,000)	$415	$395	$427	$466	$421	$426

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized
4
Annualized
5
Historically low yields led to large unrealized gains in existing positions. To limit taxable gains, Fund Management decreased sale activity and thereby decreased portfolio turnover.
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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of each calendar quarter on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 89.0% of net assets
CALIFORNIA 89.0%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)(b)	1,505,000	1,550,210
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	553,060
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (c)	2,160,000	2,460,542
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	386,179
Refunding RB Series 2015	5.00%	09/02/23	575,000	659,404
Refunding RB Series 2015	5.00%	09/02/25	690,000	820,693
Anaheim Housing & Public Improvement Auth
Water System RB Series 2016A	5.00%	10/01/41 (c)	1,000,000	1,074,940
Water System RB Series 2016A	5.00%	10/01/46 (c)	2,150,000	2,308,326
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	112,924
Lease RB Series 2014A	5.00%	05/01/22	375,000	415,995
Lease RB Series 2014A	5.00%	05/01/23	250,000	285,230
Lease RB Series 2014A	5.00%	05/01/25 (c)	950,000	1,107,130
Antelope Valley CCD
GO Bonds Series A	5.25%	08/01/42 (c)	750,000	873,067
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (c)	650,000	761,261
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (d)	555,000	470,740
GO Bonds Series 2017	0.00%	08/01/34 (c)(d)	8,060,000	4,647,718
California
GO Bonds	5.50%	04/01/19	950,000	952,859
GO Bonds	5.00%	11/01/19	2,425,000	2,480,993
GO Bonds	5.00%	09/01/20	2,560,000	2,690,509
GO Bonds	5.00%	11/01/24 (c)	750,000	791,940
GO Bonds	5.00%	09/01/25 (c)	2,315,000	2,642,781
GO Bonds	5.00%	11/01/25 (a)(c)	80,000	84,446
GO Bonds	6.50%	04/01/33 (c)(e)	770,000	772,980
GO Bonds	6.50%	04/01/33 (c)	655,000	657,397
GO Bonds	6.00%	11/01/35 (a)(c)	4,190,000	4,310,421
GO Bonds	5.00%	09/01/36 (c)	2,435,000	2,667,031
GO Bonds	5.00%	09/01/42 (c)	2,000,000	2,181,420
GO Bonds Series CQ	4.00%	12/01/47 (c)	4,870,000	5,174,375
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Refunding Bonds	5.00%	09/01/21	655,000	709,882
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,350,147
GO Refunding Bonds	5.00%	11/01/29 (c)	2,670,000	3,237,428
GO Refunding Bonds	5.25%	10/01/32 (a)(c)	1,960,000	2,125,287
GO Refunding Bonds	5.00%	08/01/36 (c)	3,260,000	3,855,406
GO Refunding Bonds Series 2016	5.00%	09/01/29 (c)	1,290,000	1,534,029
GO Refunding Bonds Series 2017	5.00%	08/01/32 (c)	2,000,000	2,338,520
California Dept of Water Resources
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	753,068
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (c)	1,250,000	1,443,900
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (a)	2,000,000	2,404,360
California Health Facilities Financing Auth
Insured RB (Casa Milagro) Series 2011A	5.25%	02/01/20 (a)(b)	145,000	149,979
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (b)	175,000	199,435
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	762,223
RB (Sutter Health) Series 2018A	5.00%	11/15/33 (c)	1,000,000	1,176,120
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (b)	375,000	420,473
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (b)	100,000	114,904
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (b)(c)	200,000	236,334
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (b)(c)	800,000	933,552
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/23	785,000	906,196
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (c)	1,635,000	1,889,815
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20 (e)	245,000	255,520
RB (Univ of Southern California) Series 2010	5.00%	12/01/19	470,000	482,681
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (c)	750,000	772,987
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (c)	670,000	709,664
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (c)	950,000	1,056,229
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (c)	250,000	295,690
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (c)	330,000	388,040
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (c)	350,000	408,258
California Municipal Finance Auth
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	774,923
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,327,645
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (c)	1,000,000	1,199,480
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (c)	600,000	627,702
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (c)	1,000,000	1,045,000
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	305,000	357,378
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/27	860,000	1,032,473
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/28 (c)	520,000	620,485
Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (b)	360,000	434,988
Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (b)	350,000	428,442
Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (b)(c)	1,040,000	1,212,994
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (c)	1,450,000	1,675,112
Refunding RB (Eisenhower Medicial Center) Series 2017B	5.00%	07/01/27	600,000	707,196
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (b)(c)	250,000	305,455
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (b)(c)	575,000	687,620
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (b)(c)	250,000	296,143
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (b)(c)	250,000	294,260
37
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/20	250,000	259,503
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	434,813
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (c)	425,000	467,649
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (c)	1,000,000	1,071,280
RB (Sharp Healthcare) Series 2017A	5.00%	08/01/47 (c)	2,110,000	2,380,418
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (c)(e)	1,000,000	1,102,610
Lease RB Series 2011C	5.75%	10/01/31 (c)	1,000,000	1,095,520
Lease RB Series 2011D	5.00%	12/01/22 (c)	700,000	763,959
Lease RB Series 2012A	5.00%	04/01/23 (c)	1,850,000	2,035,962
Lease RB Series 2013I	5.00%	11/01/20	1,135,000	1,198,651
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,169,560
Lease Refunding RB Series 2017H	5.00%	04/01/32 (c)	1,000,000	1,172,650
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	291,894
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	316,929
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	213,562
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	185,585
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (c)	590,000	650,994
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (c)	1,700,000	1,953,980
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (c)	1,600,000	1,812,064
RB (Adventist Health System West)	5.00%	03/01/48 (c)	2,765,000	3,118,367
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (c)	800,000	915,160
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (c)	700,000	790,468
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (c)(e)	875,000	931,542
RB (The Redwoods) Series 2013	4.00%	11/15/19 (b)	150,000	152,768
RB (The Redwoods) Series 2013	4.00%	11/15/20 (b)	125,000	130,559
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/29 (b)(c)	300,000	370,038
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/30 (b)(c)	235,000	287,351
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/32 (b)(c)	400,000	480,528
RB (Viamonte Sr Living 1 Project) Series 2018A	4.00%	07/01/35 (b)(c)	275,000	292,278
RB (Viamonte Sr Living 1 Project) Series 2018A	4.00%	07/01/36 (b)(c)	425,000	447,483
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (c)	555,000	635,580
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (c)	1,250,000	1,403,687
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	321,825
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (c)	440,000	481,892
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	590,843
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	441,544
Transportation RB COP Series 2018	5.00%	12/01/33 (c)	1,075,000	1,284,980
Transportation RB COP Series 2018	5.00%	12/01/36 (c)	1,475,000	1,741,473
Transportation RB COP Series 2018	5.00%	12/01/41 (c)	2,690,000	3,106,466
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (c)(e)	1,300,000	1,550,458
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	165,000	183,704
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (c)	1,060,000	1,260,446
Colton Jt USD
GO Refunding Bonds Series 2016	5.00%	02/01/32 (c)	635,000	734,111
38
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (c)	3,195,000	3,662,269
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (c)	250,000	304,608
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (c)	500,000	600,970
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (c)	750,000	892,267
Contra Costa CCD
GO Bonds Series 2014A	4.00%	08/01/26 (c)	125,000	138,871
GO Refunding Bonds Series 2011	5.00%	08/01/22 (c)	975,000	1,057,641
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (c)	1,130,000	1,242,559
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/22	145,000	161,591
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	840,054
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (c)	415,000	464,734
GO Bonds Series 2018	5.00%	08/01/38 (c)	500,000	559,470
GO Bonds Series 2018	5.00%	08/01/43 (c)	2,500,000	2,791,775
Discovery Bay Public Financing Auth
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	274,160
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	297,528
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	314,638
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (c)	475,000	547,884
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	499,613
Special Tax RB Series 2015	5.00%	09/01/23	775,000	881,493
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (c)(d)	1,000,000	310,390
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,036,089
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	1,010,284
Lease Refunding RB Series 2017A	5.00%	04/01/28 (c)	1,415,000	1,691,632
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (c)(d)	1,120,000	663,611
GO Bonds Series 2016A	0.00%	08/01/34 (c)(d)	1,900,000	1,069,643
GO Bonds Series 2016A	0.00%	08/01/35 (c)(d)	1,280,000	684,646
GO Bonds Series 2016A	0.00%	08/01/36 (c)(d)	2,075,000	1,057,959
GO Bonds Series 2016A	0.00%	08/01/37 (c)(d)	1,580,000	767,438
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,365,975
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,999,598
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/22	375,000	423,056
Refunding COP Series 2014A	5.00%	12/01/24 (c)	1,000,000	1,152,840
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/24	860,000	950,790
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	887,328
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (c)	730,000	859,823
39
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	468,992
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	211,073
Refunding Bonds Series 2017	5.00%	04/01/28 (c)	230,000	276,090
Refunding Bonds Series 2017	5.00%	04/01/32 (c)	1,100,000	1,282,941
Refunding Bonds Series 2017	5.00%	04/01/34 (c)	1,215,000	1,403,641
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,193,769
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (c)(e)	1,000,000	1,052,480
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	752,254
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/32 (c)	2,790,000	3,321,969
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (c)	2,430,000	2,824,681
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,226,209
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (c)	1,250,000	1,465,850
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	599,355
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	607,095
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (c)	1,035,000	1,215,566
GO Bonds Series B	5.00%	08/01/30 (c)	100,000	115,886
GO Bonds Series B	5.00%	08/01/31 (c)	200,000	229,836
GO Bonds Series B	5.00%	08/01/32 (c)	200,000	228,472
GO Bonds Series B	5.00%	08/01/33 (c)	225,000	256,055
GO Bonds Series B	5.00%	08/01/35 (c)	300,000	338,748
GO Bonds Series B	5.00%	08/01/36 (c)	200,000	224,974
GO Bonds Series B	5.00%	08/01/37 (c)	770,000	861,399
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	482,994
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,446,786
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (c)	1,500,000	1,785,210
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,542,893
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (c)	820,000	972,225
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,115,198
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20 (a)	4,450,000	4,644,153
Wastewater System Sub RB Series 2017A	5.00%	06/01/34 (c)	1,500,000	1,780,875
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	476,014
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (c)(e)	1,545,000	1,573,814
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,622,797
40
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (c)	3,880,000	4,535,953
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	834,307
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,140,660
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (c)	30,000	31,291
Los Angeles Dept of Water & Power
Power System RB Series 2012A	5.00%	07/01/29 (c)	215,000	237,698
Power System RB Series 2015A	5.00%	07/01/30 (c)	5,515,000	6,391,609
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (c)	1,450,000	1,669,573
Refunding RB Series 2011B	5.00%	08/01/24 (c)	1,000,000	1,080,800
Refunding RB Series 2015A	5.00%	08/01/26 (c)	850,000	1,022,346
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/30 (c)	650,000	743,997
Lease RB Series 2014A	5.00%	05/01/31 (c)	1,100,000	1,256,750
Lease RB Series 2014A	5.00%	05/01/32 (c)	2,635,000	3,004,954
Los Angeles USD
GO Refunding Bonds Series 2017A	5.00%	07/01/27	5,150,000	6,329,710
Refunding COP Series 2012A	5.00%	10/01/20	2,015,000	2,120,465
Los Gatos
COP 2010	5.00%	08/01/21 (c)	500,000	511,850
Los Osos Community Facilities District Wastewater Assessment #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	769,871
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	865,970
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (c)	2,205,000	2,588,670
Malibu
COP Series 2009A	5.00%	07/01/20 (c)(e)	75,000	75,888
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	906,682
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	426,077
RB Series 2011A	5.00%	08/01/20	200,000	209,888
RB Series 2011A	5.00%	08/01/21	550,000	592,543
RB Series 2011A	5.75%	08/01/40 (c)	700,000	762,489
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (c)	1,000,000	1,097,370
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (c)	620,000	722,560
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,098,769
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	1,991,105
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	554,220
GO Bonds Series 2015A	5.00%	08/01/23	700,000	794,297
GO Bonds Series 2015A	5.00%	08/01/24	600,000	694,854
GO Bonds Series 2015A	5.00%	08/01/25	150,000	177,014
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (c)	2,000,000	2,310,840
41
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (c)	250,000	303,868
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (c)	500,000	602,985
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (c)	660,000	786,053
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (c)	350,000	413,501
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (c)	725,000	852,527
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/34 (c)	525,000	614,591
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	710,142
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	271,728
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (c)	1,250,000	1,487,712
Lease Refunding RB Series 2018	5.00%	06/01/34 (c)	1,235,000	1,458,807
Lease Refunding RB Series 2018	5.00%	06/01/35 (c)	770,000	906,413
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	570,610
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,047,220
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (c)	1,365,000	1,602,756
GO Bonds Series D	5.00%	08/01/32 (c)	1,490,000	1,745,624
GO Bonds Series D	5.00%	08/01/33 (c)	1,685,000	1,968,585
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (c)	1,030,000	1,229,017
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (c)	2,500,000	2,949,500
Palo Alto
COP (California Avenue Parking Garage) Series 2019	5.00%	11/01/37 (c)(f)	1,000,000	1,175,890
COP (California Avenue Parking Garage) Series 2019A	5.00%	11/01/44 (c)(f)	3,000,000	3,455,310
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/29 (c)	450,000	554,238
GO Bonds Series 2006D	5.00%	08/01/31 (c)	400,000	482,836
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (c)	600,000	713,340
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (c)	350,000	426,059
Lease Refunding RB Series 2016	5.25%	09/01/33 (c)	800,000	953,080
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (c)	770,000	920,566
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (e)	455,000	515,843
Reedley
Water Refunding RB Series 2017	4.00%	09/01/24	495,000	552,668
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	642,978
Water Refunding RB Series 2017	5.00%	09/01/26	570,000	689,529
Riverside
Electric System Refunding RB Series 2019A	5.00%	10/01/25	1,545,000	1,869,249
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (c)(d)	735,000	520,160
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (c)(e)	710,000	819,951
42
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Riverside County Public Finance Auth
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/25	1,200,000	1,450,236
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (c)	200,000	228,868
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (c)	1,000,000	1,119,070
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (c)(e)	1,000,000	1,074,090
Salinas City Elementary SD
GO Bonds Series 2008C	0.00%	07/01/38 (c)(d)	3,300,000	1,522,521
San Benito HSD
GO Bonds Series 2018	0.00%	08/01/40 (c)(d)	1,000,000	423,830
GO Bonds Series 2018	0.00%	08/01/41 (c)(d)	1,000,000	404,780
GO Bonds Series 2018	0.00%	08/01/42 (c)(d)	1,000,000	386,560
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (c)(e)	1,675,000	1,818,531
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	815,768
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	639,573
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	414,267
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (c)	1,000,000	1,180,210
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20 (e)	800,000	822,696
Lease Refunding RB Series 2010A	5.00%	09/01/20 (e)	745,000	784,798
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,410,080
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	332,859
Refunding RB Series 2013A	5.00%	09/01/23	550,000	625,323
Refunding RB Series 2013A	5.00%	09/01/25 (c)	545,000	617,120
San Diego USD
GO Bonds Series 2017K-2	0.00%	07/01/33 (c)(d)	1,090,000	673,435
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,390,000	1,519,326
San Francisco
COP Series 2009A	5.00%	04/01/21 (c)	3,325,000	3,333,778
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	450,000	488,930
Refunding RB Series 2012A	5.00%	05/01/26 (c)	290,000	318,774
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,579,515
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,499,948
Water RB Series 2017A	5.00%	11/01/36 (c)	2,000,000	2,278,540
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	305,561
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (c)	150,000	178,556
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (c)	165,000	196,221
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (c)	305,000	360,964
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (c)	430,000	506,936
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (c)	1,205,000	1,414,863
GO Bonds Series 2017	5.00%	08/01/36 (c)	925,000	1,077,236
43
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/19	140,000	140,262
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	373,562
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	384,076
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	110,000	110,000
Airport Refunding RB Series 2014C	5.00%	03/01/30 (c)	440,000	497,917
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (c)	60,000	71,522
GO Bonds Series B	5.00%	08/01/33 (c)	300,000	362,955
San Mateo Cnty CCD
GO Refunding Bonds Series 2018	5.00%	09/01/38 (c)(f)	1,000,000	1,172,250
Go Refunding Bonds Series 2018	5.00%	09/01/39 (c)(f)	1,045,000	1,220,455
GO Refunding Bonds Series 2018	5.00%	09/01/40 (c)(f)	1,150,000	1,338,922
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	1,985,558
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/22	165,000	183,414
Lease RB Series 2014	3.00%	08/01/24	175,000	186,062
Lease RB Series 2014	5.00%	08/01/25 (c)	175,000	204,726
Lease RB Series 2014	5.00%	08/01/26 (c)	165,000	190,902
Lease RB Series 2014	5.00%	08/01/27 (c)	320,000	368,458
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (c)(e)	900,000	924,156
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (c)	820,000	884,600
Lease RB Series 2018	5.00%	07/01/33 (c)	500,000	597,575
Lease RB Series 2018	5.00%	07/01/35 (c)	575,000	680,311
Lease RB Series 2018	5.00%	07/01/37 (c)	530,000	621,017
Lease RB Series 2018	5.00%	07/01/38 (c)	175,000	204,216
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/19	75,000	76,116
GO Bonds Series D	5.00%	08/01/39 (c)	1,000,000	1,125,220
GO Bonds Series D	5.00%	08/01/43 (c)	2,000,000	2,244,160
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (c)	250,000	293,258
GO Bonds Series 2018C	5.00%	08/01/35 (c)	300,000	350,886
GO Bonds Series 2018C	5.00%	08/01/36 (c)	900,000	1,047,303
GO Bonds Series 2018C	5.00%	08/01/37 (c)	900,000	1,040,868
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,334,545
Shasta UHSD
GO Bonds series 2018	5.25%	08/01/43 (c)	1,000,000	1,170,510
South Bay USD
GO Bonds Series 2012B	0.00%	08/01/35 (c)(d)	250,000	138,335
GO Bonds Series 2012B	0.00%	08/01/37 (c)(d)	450,000	225,936
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21 (a)	4,505,000	4,695,246
Water Refunding RB Series 2016A	5.00%	07/01/34 (c)	390,000	454,845
44
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (c)	2,375,000	2,482,492
Temecula Valley USD
GO Bonds Series 2018C	5.25%	08/01/44 (c)	2,200,000	2,512,268
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	688,187
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	728,242
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	768,563
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	810,096
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (c)(e)	950,000	1,052,638
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (c)	3,000,000	3,261,090
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	100,708
Upland
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,844,644
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (c)(e)	1,875,000	2,038,894
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,340,088
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	382,304
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	546,143
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (c)	595,000	708,484
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (c)	635,000	747,884
Yuba CCD
GO Bonds Series 2006C	0.00%	08/01/38 (d)	5,055,000	2,511,577
Total Fixed-Rate Obligations
(Cost $357,279,849)				369,719,264

Variable-Rate Obligations 11.3% of net assets
CALIFORNIA 11.3%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	2.64%	04/01/45 (c)	5,000,000	5,054,400
Toll Bridge RB Series 2007A1
(SIFMA Municipal Swap Index + 0.70%)	2.44%	04/01/47 (c)	1,000,000	1,000,310
Toll Bridge RB Series 2014E	2.00%	04/01/34 (c)(g)	500,000	501,945
Toll Bridge RB Series 2017H	2.13%	04/01/53 (c)(g)	3,000,000	3,018,030
Toll Bridge RB Series 2018A	2.63%	04/01/45 (c)(g)	3,000,000	3,097,770
California
GO Bonds	3.00%	12/01/32 (c)(g)	3,200,000	3,211,872
GO Bonds Series 2004B3	1.53%	05/01/34 (b)(c)(h)	895,000	895,000
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	2.12%	12/01/27 (a)(c)	9,000,000	9,006,750
GO Bonds Series 2013E
(SIFMA Municipal Swap Index + 0.43%)	2.17%	12/01/29 (c)	3,250,000	3,254,550
GO Refunding Bonds Series 2012B
(SIFMA Municipal Swap Index + 1.15%)	2.89%	05/01/20 (c)	1,000,000	1,005,970
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	2.11%	12/01/35 (c)	3,000,000	2,998,170
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (c)(g)	2,000,000	2,038,740
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (c)(g)	950,000	1,059,136
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018C
(SIFMA Municipal Swap Index + 0.25%)	2.00%	07/01/46 (c)	2,450,000	2,450,613
Los Angeles
M/F Housing RB (Jordan Downs Phase 1B Apts) Series 2018A2	2.08%	01/01/22 (b)(c)(g)	2,800,000	2,812,908
Sacramento Housing Auth
M/F Housing RB (Imperial Tower) Series 2018C	2.15%	12/01/21 (b)(c)(g)	3,000,000	3,010,080
Southern California Metropolitan Water District
Water RB Series 2017A	1.54%	07/01/47 (b)(c)(h)	2,400,000	2,400,000
Total Variable-Rate Obligations
(Cost $46,673,519)				46,816,244
(a)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(d)	Zero coupon bond.
(e)	Refunded bond.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$369,719,264	$—	$369,719,264
Variable-Rate Obligations[1]	—	46,816,244	—	46,816,244
Total	$—	$416,535,508	$—	$416,535,508
[1]	As categorized in Portfolio Holdings.
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Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $403,953,368)		$416,535,508
Cash		7,423
Receivables:
Investments sold		3,296,667
Interest		4,271,508
Fund shares sold		425,502
Prepaid expenses	+	13,673
Total assets		424,550,281
Liabilities
Payables:
Investments bought - Delayed-delivery		8,224,505
Investment adviser and administrator fees		61,667
Shareholder service fees		75,391
Distributions to shareholders		346,592
Fund shares redeemed		330,116
Accrued expenses	+	110,924
Total liabilities		9,149,195
Net Assets
Total assets		424,550,281
Total liabilities	–	9,149,195
Net assets		$415,401,086
Net Assets by Source
Capital received from investors		404,382,538
Total distributable earnings[1]		11,018,548

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$415,401,086		35,307,811		$11.77

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).
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Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2018 through February 28, 2019; unaudited
Investment Income
Interest		$5,948,476
Expenses
Investment adviser and administrator fees		583,903
Shareholder service fees		469,492
Portfolio accounting fees		42,527
Professional fees		29,279
Registration fees		12,556
Shareholder reports		8,316
Independent trustees’ fees		6,577
Custodian fees		4,261
Transfer agent fees		3,704
Other expenses	+	3,926
Total expenses		1,164,541
Expense reduction by CSIM and its affiliates	–	210,832
Net expenses	–	953,709
Net investment income		4,994,767
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(94,437)
Net change in unrealized appreciation (depreciation) on investments	+	2,799,324
Net realized and unrealized gains		2,704,887
Increase in net assets resulting from operations		$7,699,654
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Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/18-2/28/19		9/1/17-8/31/18
Net investment income		$4,994,767	$9,912,231
Net realized gains (losses)		(94,437)	1,786,442
Net change in unrealized appreciation (depreciation)	+	2,799,324	(11,543,908)
Increase in net assets from operations		7,699,654	154,765
Distributions to Shareholders1
Total distributions		($4,994,553)	($9,911,594)

Transactions in Fund Shares
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,524,211	$64,387,756	5,996,987	$70,520,652
Shares reinvested		257,399	2,999,392	499,750	5,863,673
Shares redeemed	+	(4,289,779)	(49,837,928)	(8,370,027)	(98,313,182)
Net transactions in fund shares		1,491,831	$17,549,220	(1,873,290)	($21,928,857)
Shares Outstanding and Net Assets
		9/1/18-2/28/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,815,980	$395,146,765	35,689,270	$426,832,451
Total increase (decrease)	+	1,491,831	20,254,321	(1,873,290)	(31,685,686)
End of period[2]		35,307,811	$415,401,086	33,815,980	$395,146,765
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $9,911,594 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[2]	End of period - Net assets include distributions in excess of net investment income of ($5,763) at February 28, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Schwab U.S. Aggregate Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Effective November 5, 2018, the funds adopted U.S. Securities and Exchange Commission (SEC) Regulation S-X disclosure requirement changes. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will not have a material impact to the financial statements.
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. A fund’s emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than investments in some taxable bonds.
Interest Rate Risk. The funds’ investments in fixed-income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates could cause a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Prepayment and Extension Risk. The funds’ portfolio investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Derivatives Risk. Currently, the only type of derivatives the funds invest in is futures. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the funds to become a commodity pool, which would require the fund to comply with certain CFTC rules.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments Risk. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%
For the period ended February 28, 2019, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Tax-Free Bond Fund	0.28%
Schwab California Tax-Free Bond Fund	0.30%
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.49%.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Tax-Free Bond Fund	$19,670,819	$—
Schwab California Tax-Free Bond Fund	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), which matured on October 4, 2018. On October 4, 2018, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $750 million, maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2019, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Tax-Free Bond Fund	$570,895,540	$566,967,809
Schwab California Tax-Free Bond Fund	131,923,082	113,687,535

8. Federal Income Taxes:
As of February 28, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
Tax cost	$658,747,852	$403,988,115
Gross unrealized appreciation	$16,905,653	$12,667,550
Gross unrealized depreciation	(432,124)	(120,157)
Net unrealized appreciation (depreciation)	$16,473,529	$12,547,393
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
No expiration	$2,760,226	$1,428,649
Total	$2,760,226	$1,428,649
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2019. The tax-basis components of distributions paid during the year ended August 31, 2018 were as follows:
	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
Tax-exempt income	$15,151,480	$9,911,594
Long-term capital gains	—	—
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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
As of August 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2018, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg Barclays 7-Year Municipal Bond Index  An index that includes the 7-Year (6 – 8) component of the Bloomberg Barclays General Municipal Bond Index.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

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interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
S&P National AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of the investment-grade tax-exempt U.S. municipal bond market.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

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Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13481-22
00227482

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	April 16, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	April 16, 2019